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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Convertible Securities Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 3.1%
INDUSTRIALS 0.5%
Transportation Infrastructure 0.5%
Macquarie Infrastructure Corp.	77,500	$5,814,825
TOTAL INDUSTRIALS		5,814,825
INFORMATION TECHNOLOGY 2.6%
Semiconductors & Semiconductor Equipment 1.5%
Lam Research Corp.	210,000	16,422,000
Technology Hardware, Storage & Peripherals 1.1%
SanDisk Corp.	165,500	12,225,485
TOTAL INFORMATION TECHNOLOGY		28,647,485
MATERIALS —%
Metals & Mining —%
Jaguar Mining, Inc. (a)	1,244,388	177,044
TOTAL MATERIALS		177,044
Total Common Stocks (Cost: $31,898,586)		$34,639,354

Convertible Preferred Stocks 25.6%
CONSUMER DISCRETIONARY 2.1%
Automobiles 2.1%
Fiat Chrysler Automobiles NV, 7.875%	195,000	23,047,050
TOTAL CONSUMER DISCRETIONARY		23,047,050
CONSUMER STAPLES 1.9%
Food Products 1.9%
Bunge Ltd., 4.875%	123,000	11,441,189
Tyson Foods, Inc., 4.750%	183,000	10,476,750
Total		21,917,939
TOTAL CONSUMER STAPLES		21,917,939
ENERGY 2.4%
Oil, Gas & Consumable Fuels 2.4%
Anadarko Petroleum Corp., 7.500%	150,000	5,568,000
Chesapeake Energy Corp., 5.000%	56,000	2,016,000
Chesapeake Energy Corp., 5.750% (b)	21,600	5,089,500
Kinder Morgan, Inc., 9.750%	191,000	8,384,900
Penn Virginia Corp., 6.000% (b)	69,700	174,250

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co., 6.250%	255,000	$6,132,750
Total		27,365,400
TOTAL ENERGY		27,365,400
FINANCIALS 9.5%
Banks 1.7%
Bank of America Corp., 7.250%	17,300	19,376,000
Capital Markets 1.7%
AMG Capital Trust II, 5.150%	209,900	12,331,625
Cowen Group, Inc., 5.625% (b)	7,800	6,712,875
Total		19,044,500
Real Estate Investment Trusts (REITs) 6.1%
Alexandria Real Estate Equities, Inc., 7.000%	495,000	13,805,847
American Tower Corp., 5.250%	86,125	8,918,244
American Tower Corp., 5.500%	86,100	8,797,698
Crown Castle International Corp., 4.500%	112,900	12,038,527
Welltower, Inc., 5.510%	198,700	11,711,378
Weyerhaeuser Co., 6.375%	239,400	12,685,806
Total		67,957,500
TOTAL FINANCIALS		106,378,000
HEALTH CARE 5.2%
Health Care Equipment & Supplies 0.6%
Alere, Inc., 3.000%	22,400	6,655,264
Health Care Providers & Services 1.0%
Anthem, Inc., 5.250%	256,000	11,223,040
Pharmaceuticals 3.6%
Allergan PLC, 5.500%	39,000	40,845,480
TOTAL HEALTH CARE		58,723,784
MATERIALS 0.5%
Chemicals 0.5%
A. Schulman, Inc., 6.000%	6,375	5,755,988
TOTAL MATERIALS		5,755,988

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.1%
Frontier Communications Corp., 11.125%	125,000	$12,080,000
Wireless Telecommunication Services 0.7%
T-Mobile USA, Inc., 5.500%	131,200	8,102,912
TOTAL TELECOMMUNICATION SERVICES		20,182,912
UTILITIES 2.2%
Electric Utilities 1.4%
NextEra Energy, Inc., 6.371%	320,000	16,406,400
Multi-Utilities 0.8%
Dominion Resources, Inc., 6.000%	160,000	8,672,000
TOTAL UTILITIES		25,078,400
Total Convertible Preferred Stocks (Cost: $315,638,368)		$288,449,473

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 66.5%
Automotive 1.2%
Navistar International Corp.
04/15/19	4.750%	17,780,000	$12,901,613

Building Materials 0.9%
RTI International Metals, Inc.
10/15/19	1.625%	9,830,000	10,131,044

Consumer Products 1.4%
Jarden Corp.
09/15/18	1.875%	10,440,000	16,084,125

Electric 1.4%
NRG Yield, Inc. (b)
06/01/20	3.250%	11,700,000	10,142,437
SunPower Corp.
06/01/18	0.750%	5,000,000	5,753,125
Total			15,895,562

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Finance Companies 1.9%
Air Lease Corp.
12/01/18	3.875%	$6,670,000	$9,067,031
Ares Capital Corp.
01/15/19	4.375%	11,790,000	12,121,594
Total			21,188,625

Health Care 2.9%
Brookdale Senior Living, Inc.
06/15/18	2.750%	5,820,000	6,271,050
Endologix, Inc.
11/01/20	3.250%	5,400,000	6,031,125
Fluidigm Corp.
02/01/34	2.750%	9,640,000	6,402,406
Immunomedics, Inc. (b)
02/15/20	4.750%	6,070,000	5,139,348
Molina Healthcare, Inc.
08/15/44	1.625%	7,350,000	8,852,156
Total			32,696,085

Home Construction 0.6%
CalAtlantic Group, Inc.
05/15/18	1.625%	4,420,000	6,287,450

Independent Energy 1.2%
Pattern Energy Group, Inc. (b)
07/15/20	4.000%	7,180,000	6,354,300
Stone Energy Corp.
03/01/17	1.750%	8,310,000	7,510,162
Total			13,864,462

Integrated Energy —%
Ascent Resources - Utica LLC PIK (b)
03/01/21	3.500%	5,036,625	327,381

Media and Entertainment 1.1%
Liberty Interactive LLC
03/30/43	0.750%	8,000,000	12,265,000

Midstream 0.5%
Scorpio Tankers, Inc. (b)
07/01/19	2.375%	5,890,000	5,784,528

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Oil Field Services 1.4%
Cobalt International Energy, Inc.
12/01/19	2.625%	$20,300,000	$14,605,850
Energy XXI Ltd.
12/15/18	3.000%	10,830,000	1,271,225
Total			15,877,075

Other Financial Institutions 2.1%
American Energy-Permian Basin LLC Junior Subordinated PIK (b)
05/01/22	8.000%	5,200,000	286,000
Encore Capital Group, Inc.
03/15/21	2.875%	6,810,000	5,490,563
Forest City Enterprises, Inc.
08/15/20	3.625%	10,995,000	11,963,934
Walter Investment Management Corp.
11/01/19	4.500%	8,830,000	6,020,956
Total			23,761,453

Other Industry 0.7%
General Cable Corp. Subordinated (c)
11/15/29	4.500%	11,710,000	7,882,294

Other REIT 3.6%
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	5,740,000	6,145,818
Extra Space Storage LP (b)
10/01/35	3.125%	11,410,000	12,444,031
RWT Holdings, Inc. (b)
11/15/19	5.625%	6,340,000	6,017,263
Starwood Property Trust, Inc.
10/15/17	3.750%	9,670,000	9,543,081
Starwood Waypoint Residential Trust
10/15/17	4.500%	2,990,000	3,013,651
07/01/19	3.000%	3,340,000	3,193,875
Total			40,357,719

Other Utility 0.4%
EnerNOC, Inc.
08/15/19	2.250%	7,300,000	4,159,416

Pharmaceuticals 11.6%
AMAG Pharmaceuticals, Inc.
02/15/19	2.500%	4,300,000	5,087,438
ARIAD Pharmaceuticals, Inc. (b)
06/15/19	3.625%	5,700,000	5,762,073

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Pharmaceuticals (continued)
Aegerion Pharmaceuticals, Inc.
08/15/19	2.000%	$11,660,000	$7,872,832
BioMarin Pharmaceutical, Inc.
10/15/20	1.500%	8,440,000	10,745,175
Clovis Oncology, Inc.
09/15/21	2.500%	3,500,000	2,830,625
Corsicanto Ltd.
01/15/32	3.500%	6,450,000	6,151,688
Gilead Sciences, Inc.
05/01/16	1.625%	1,894,000	8,931,782
Horizon Pharma Investment Ltd. (b)
03/15/22	2.500%	5,880,000	5,832,225
Impax Laboratories, Inc. (b)
06/15/22	2.000%	12,807,000	12,911,057
Incyte Corp.
11/15/20	1.250%	7,000,000	15,919,120
Isis Pharmaceuticals, Inc.
11/15/21	1.000%	5,870,000	6,581,737
Jazz Investments I Ltd.
08/15/21	1.875%	5,690,000	6,136,608
Medicines Co. (The) (b)
01/15/22	2.500%	6,410,000	8,959,898
Merrimack Pharmaceuticals, Inc.
07/15/20	4.500%	3,720,000	6,196,125
PTC Therapeutics, Inc. (b)
08/15/22	3.000%	7,000,000	6,216,875
Pacira Pharmaceuticals, Inc.
02/01/19	3.250%	2,600,000	6,825,104
TESARO, Inc.
10/01/21	3.000%	4,170,000	6,896,137
Total			129,856,499

Property & Casualty 1.7%
MGIC Investment Corp.
04/01/20	2.000%	4,220,000	6,208,675
MGIC Investment Corp. (b)(c)
Junior Subordinated
04/01/63	9.000%	10,220,000	12,704,737
Total			18,913,412

Railroads 0.8%
Greenbrier Companies, Inc. (The)
04/01/18	3.500%	8,400,000	9,444,750

Refining 0.3%
Clean Energy Fuels Corp. (b)
10/01/18	5.250%	6,720,000	3,822,336

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Retailers 2.9%
Iconix Brand Group, Inc.
06/01/16	2.500%	$2,800,000	$2,527,000
03/15/18	1.500%	8,800,000	5,813,500
Priceline Group, Inc. (The)
03/15/18	1.000%	13,590,000	19,153,406
Restoration Hardware Holdings, Inc. (b)(d)
07/15/20	0.000%	5,825,000	5,522,397
Total			33,016,303

Technology 25.2%
Broadsoft, Inc. (b)
09/01/22	1.000%	7,270,000	8,605,935
Ciena Corp.
12/15/20	4.000%	4,180,000	6,074,062
Ciena Corp. (b)
10/15/18	3.750%	2,710,000	3,805,816
Ctrip.com International Ltd. (b)
07/01/25	1.990%	6,000,000	7,365,000
Electronic Arts, Inc.
07/15/16	0.750%	4,490,000	9,546,862
Envestnet, Inc.
12/15/19	1.750%	8,200,000	7,349,250
Equinix, Inc.
06/15/16	4.750%	2,640,000	10,172,250
Exelixis, Inc.
08/15/19	4.250%	4,790,000	5,691,119
FireEye, Inc. (b)
06/01/35	1.625%	9,900,000	8,043,750
Integrated Device Technology, Inc. (b)
11/15/22	0.875%	5,490,000	5,915,475
Intel Corp. Junior Subordinated
08/01/39	3.250%	20,470,000	34,287,250
LinkedIn Corp.
11/01/19	0.500%	14,640,000	15,747,150
Mentor Graphics Corp.
04/01/31	4.000%	5,500,000	5,799,063
Microchip Technology, Inc. (b)
02/15/25	1.625%	23,050,000	23,784,719
Micron Technology, Inc.
02/15/33	2.125%	5,000,000	8,025,000
NVIDIA Corp.
12/01/18	1.000%	10,290,000	16,509,019
NXP Semiconductors NV (b)
12/01/19	1.000%	9,400,000	10,857,000
Palo Alto Networks, Inc. (d)
07/01/19	0.000%	6,830,000	11,961,037

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (continued)
Proofpoint, Inc.
12/15/18	1.250%	$2,850,000	$5,455,969
Red Hat, Inc.
10/01/19	0.250%	7,530,000	9,760,762
Salesforce.com, Inc.
04/01/18	0.250%	11,910,000	15,535,106
ServiceNow, Inc. (d)
11/01/18	0.000%	5,760,000	7,390,800
Spansion LLC
09/01/20	2.000%	3,295,000	6,616,772
SunEdison, Inc. (b)
06/01/23	2.625%	22,450,000	6,398,250
TiVo, Inc.
10/01/21	2.000%	12,995,000	11,366,077
Workday, Inc.
07/15/20	1.500%	10,150,000	12,478,156
j2 Global, Inc.
06/15/29	3.250%	6,494,000	8,430,024
Total			282,971,673
Tobacco 1.0%
Vector Group Ltd. (c)
01/15/19	2.500%	2,030,000	3,289,615
04/15/20	1.750%	6,520,000	7,727,634
Total			11,017,249

Transportation Services 1.1%
Atlas Air Worldwide Holdings, Inc.
06/01/22	2.250%	7,030,000	5,940,350
Echo Global Logistics, Inc.
05/01/20	2.500%	6,860,000	6,375,513
Total			12,315,863
Wireless 0.6%
Gogo, Inc. (b)
03/01/20	3.750%	7,000,000	7,010,430
Total Convertible Bonds (Cost: $737,674,283)			$747,832,347

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 0.8%
Nomura Resecuritization Trust (linked to common stock of Yahoo!, Inc.) (b)
11/22/16	1.720%	$10,000	$8,524,000
Total Equity-Linked Notes (Cost: $10,000,000)			$8,524,000

	Shares	Value

Money Market Funds 3.2%
Columbia Short-Term Cash Fund, 0.184% (e)(f)	36,258,330	$36,258,330

Total Money Market Funds (Cost: $36,258,330)		$36,258,330

Total Investments
(Cost: $1,131,469,567) (g)		$1,115,703,504(h)
Other Assets & Liabilities, Net		9,179,104
Net Assets		$1,124,882,608

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At November 30, 2015, the value of these securities amounted to $210,513,886 or 18.71% of net assets.

(c)	Variable rate security.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	71,773,939	434,084,994	(469,600,603)	36,258,330	48,682	36,258,330

(g)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $1,131,470,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$94,921,000
Unrealized Depreciation	(110,687,000)
Net Unrealized Depreciation	$(15,766,000)

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Industrials	5,814,825	—	—	5,814,825
Information Technology	28,647,485	—	—	28,647,485
Materials	—	177,044	—	177,044
Total Common Stocks	34,462,310	177,044	—	34,639,354
Convertible Preferred Stocks
Consumer Discretionary	23,047,050	—	—	23,047,050
Consumer Staples	10,476,750	11,441,189	—	21,917,939
Energy	20,085,650	7,279,750	—	27,365,400
Financials	73,527,653	32,850,347	—	106,378,000
Health Care	58,723,784	—	—	58,723,784
Materials	—	5,755,988	—	5,755,988
Telecommunication Services	20,182,912	—	—	20,182,912
Utilities	25,078,400	—	—	25,078,400
Total Convertible Preferred Stocks	231,122,199	57,327,274	—	288,449,473
Convertible Bonds	—	747,832,347	—	747,832,347
Equity-Linked Notes	—	8,524,000	—	8,524,000
Money Market Funds	—	36,258,330	—	36,258,330
Total Investments	265,584,509	850,118,995	—	1,115,703,504

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
22,819,599	71,773,939	71,773,939	22,819,599

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia International Opportunities Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%
AUSTRALIA 2.9%
Ansell Ltd.	109,507	$1,722,910
CSL Ltd.	20,182	1,457,335
Total		3,180,245
BELGIUM 1.5%
Anheuser-Busch InBev SA/NV	12,579	1,620,757
CANADA 1.6%
Methanex Corp.	45,777	1,798,241
DENMARK 1.9%
Novo Nordisk A/S, Class B	38,751	2,134,830
FRANCE 6.5%
Airbus Group SE	41,815	3,023,654
L’Oreal SA	9,319	1,650,187
Schneider Electric SE	39,442	2,500,346
Total		7,174,187
GERMANY 8.7%
Allianz SE, Registered Shares	6,210	1,099,981
Bayer AG, Registered Shares	15,035	2,006,304
Brenntag AG	35,381	1,933,012
Continental AG	12,550	3,032,493
Linde AG	9,340	1,630,716
Total		9,702,506
HONG KONG 4.5%
AIA Group Ltd.	452,600	2,702,392
HKT Trust & HKT Ltd.	1,177,000	1,490,709
Hong Kong Exchanges and Clearing Ltd.	32,900	854,159
Total		5,047,260
INDIA 0.4%
Tata Motors Ltd., ADR (a)	14,529	458,681
INDONESIA 1.3%
PT Bank Rakyat Indonesia Persero Tbk	1,799,900	1,401,723
IRELAND 2.7%
Bank of Ireland (a)	7,957,952	2,968,014
JAPAN 32.9%
Capcom Co., Ltd.	100,800	2,218,257
Dentsu, Inc.	44,500	2,498,349
Ebara Corp.	380,000	1,872,246

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
FANUC Corp.	6,200	$1,105,071
Hitachi High-Technologies Corp.	64,200	1,770,335
Japan Exchange Group, Inc.	134,900	2,114,098
Mazda Motor Corp.	81,300	1,690,215
Mitsubishi Estate Co., Ltd.	122,000	2,567,611
Mitsubishi UFJ Financial Group, Inc.	440,000	2,827,076
Nomura Holdings, Inc.	276,600	1,634,975
OSG Corp.	97,800	1,930,846
Rakuten, Inc.	128,300	1,618,843
SCSK Corp.	47,900	1,857,770
Sekisui Chemical Co., Ltd.	178,900	2,133,983
Shimano, Inc.	18,700	2,781,706
Tadano Ltd.	110,000	1,423,332
Taiheiyo Cement Corp.	723,000	2,232,507
Yaskawa Electric Corp.	173,200	2,283,022
Total		36,560,242
NETHERLANDS 3.4%
ASML Holding NV	29,233	2,701,609
ING Groep NV-CVA	78,889	1,083,135
Total		3,784,744
SPAIN 1.9%
Industria de Diseno Textil SA	57,897	2,083,486
SWITZERLAND 5.8%
Roche Holding AG, Genusschein Shares	10,128	2,712,022
UBS AG	192,871	3,702,388
Total		6,414,410
UNITED KINGDOM 23.0%
3i Group PLC	297,869	2,254,317
AstraZeneca PLC	25,675	1,742,714
Berendsen PLC	128,371	2,049,398
BT Group PLC	290,894	2,175,023
Diageo PLC	72,595	2,088,303
GKN PLC	456,800	2,067,398
Hays PLC	1,201,257	2,664,969
Legal & General Group PLC	448,096	1,832,291
Rio Tinto PLC	22,274	740,882
Royal Dutch Shell PLC, Class A	88,447	2,205,388
Unilever PLC	65,957	2,815,232
Wolseley PLC	51,210	2,972,487
Total		25,608,402
Total Common Stocks (Cost: $112,935,249)		$109,937,728

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.184% (b)(c)	944,547	$944,547
Total Money Market Funds (Cost: $944,547)		$944,547

Total Investments
(Cost: $113,879,796) (d)	$110,882,275(e)
Other Assets & Liabilities, Net	243,687
Net Assets	$111,125,962

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows: [Insert S26]

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,030,338	78,352,054	(78,437,845)	944,547	2,474	944,547

(d)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $113,880,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,717,000
Unrealized Depreciation	(5,715,000)
Net Unrealized Depreciation	$(2,998,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	3,180,245	—	3,180,245
Belgium	—	1,620,757	—	1,620,757
Canada	1,798,241	—	—	1,798,241
Denmark	—	2,134,830	—	2,134,830
France	—	7,174,187	—	7,174,187
Germany	—	9,702,506	—	9,702,506
Hong Kong	—	5,047,260	—	5,047,260
India	458,681	—	—	458,681
Indonesia	—	1,401,723	—	1,401,723
Ireland	—	2,968,014	—	2,968,014
Japan	—	36,560,242	—	36,560,242
Netherlands	—	3,784,744	—	3,784,744
Spain	—	2,083,486	—	2,083,486
Switzerland	—	6,414,410	—	6,414,410
United Kingdom	—	25,608,402	—	25,608,402
Total Common Stocks	2,256,922	107,680,806	—	109,937,728
Money Market Funds	—	944,547	—	944,547
Total Investments	2,256,922	108,625,353	—	110,882,275

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	1,030,338	1,030,338	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia International Value Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.1%
AUSTRALIA 2.0%
Macquarie Group Ltd.	33,326	$1,956,163
National Australia Bank Ltd.	81,035	1,718,411
Total		3,674,574
BELGIUM 1.2%
KBC Groep NV	37,156	2,218,030
CHINA 1.9%
58.Com, Inc., ADR (a)	29,950	1,803,289
Tencent Holdings Ltd.	86,800	1,724,922
Total		3,528,211
DENMARK 1.0%
Novo Nordisk A/S, Class B	33,234	1,830,893
FRANCE 10.5%
Aperam SA (a)	44,222	1,504,005
AXA SA	147,944	4,003,104
BNP Paribas SA	65,374	3,875,567
Casino Guichard Perrachon SA	21,729	1,242,475
CNP Assurances	59,175	824,031
Sanofi	47,769	4,258,686
Total SA	26,707	1,326,212
VINCI SA	30,704	1,997,025
Total		19,031,105
GERMANY 5.8%
Allianz SE, Registered Shares	23,061	4,084,808
BASF SE	15,592	1,290,551
Continental AG	7,600	1,836,410
Duerr AG	13,868	1,198,406
Freenet AG	45,273	1,523,965
RWE AG	51,035	587,200
Total		10,521,340
HONG KONG 1.6%
Cheung Kong Property Holding Ltd.	160,500	1,049,733
CK Hutchison Holdings Ltd.	141,000	1,845,015
Total		2,894,748
IRELAND 1.1%
Amarin Corp. PLC, ADR (a)	174,477	362,912
Smurfit Kappa Group PLC	62,877	1,717,949
Total		2,080,861

Issuer	Shares	Value

Common Stocks (continued)
ISRAEL 1.2%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	1,011,286	$2,178,488
ITALY 2.0%
Ei Towers SpA	42,163	2,574,834
Esprinet SpA	110,936	998,624
Total		3,573,458
JAPAN 22.7%
Alps Electric Co., Ltd.	35,200	1,107,631
Aozora Bank Ltd.	312,000	1,100,427
CyberAgent, Inc.	44,848	1,888,504
CYBERDYNE, Inc. (a)	27,100	418,276
Daiichikosho Co., Ltd.	71,500	2,342,651
Eisai Co., Ltd.	14,300	927,942
Fuji Heavy Industries Ltd.	62,000	2,565,416
Hoya Corp.	35,900	1,455,457
Invincible Investment Corp.	1,830	1,099,453
ITOCHU Corp.	160,600	1,956,397
KDDI Corp.	86,400	2,143,116
Keyence Corp.	2,600	1,410,151
Mitsubishi UFJ Financial Group, Inc.	507,031	3,257,762
Nakanishi, Inc.	35,000	1,250,189
Nihon M&A Center, Inc.	24,400	1,089,847
Nippon Telegraph & Telephone Corp.	45,000	1,670,347
Nishi-Nippon City Bank Ltd. (The)	484,000	1,281,653
ORIX Corp.	176,200	2,543,903
Shinmaywa Industries Ltd.	145,000	1,400,261
Sony Corp.	50,600	1,311,048
Sumitomo Mitsui Financial Group, Inc.	48,642	1,856,614
Tanseisha Co., Ltd.	155,450	1,164,389
Temp Holdings Co., Ltd.	105,900	1,709,384
Tokio Marine Holdings, Inc.	31,200	1,150,786
Toyota Motor Corp.	23,100	1,437,654
Tsuruha Holdings, Inc.	19,000	1,698,885
Total		41,238,143
NETHERLANDS 2.9%
ING Groep NV-CVA	262,832	3,608,648
Koninklijke Ahold NV	76,716	1,668,907
Total		5,277,555
NORWAY 6.9%
Atea ASA	131,105	1,176,702
BW LPG Ltd.	401,194	3,462,330
Kongsberg Automotive ASA (a)	3,007,104	2,020,757
Leroy Seafood Group ASA	65,233	2,401,984

Issuer	Shares	Value

Common Stocks (continued)
NORWAY (CONTINUED)
Opera Software ASA	239,548	$1,492,601
Spectrum ASA	83,642	279,110
Tanker Investments Ltd. (a)	145,347	1,722,646
Total		12,556,130
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares (a)(b)(c)	829,472	26,291
SINGAPORE 1.4%
DBS Group Holdings Ltd.	221,500	2,587,546
SOUTH KOREA 1.6%
GS Home Shopping, Inc.	5,219	760,055
Hyundai Home Shopping Network Corp.	12,977	1,276,489
LF Corp.	36,181	903,830
Total		2,940,374
SPAIN 4.3%
Banco Santander SA	241,547	1,318,907
Cellnex Telecom SAU (a)	69,861	1,269,191
Endesa SA	112,578	2,328,928
Iberdrola SA	419,682	2,940,284
Total		7,857,310
SWEDEN 3.2%
Hemfosa Fastigheter AB	119,740	1,273,348
Nordea Bank AB	256,798	2,845,689
Saab AB, Class B	54,589	1,691,784
Total		5,810,821
SWITZERLAND 4.5%
Autoneum Holding AG	10,369	2,018,672
Baloise Holding AG, Registered Shares	8,393	1,019,707
Nestlé SA, Registered Shares	19,009	1,410,640
UBS AG	55,025	1,056,270
Wizz Air Holdings PLC (a)	24,503	651,724
Zurich Insurance Group AG	7,481	1,969,775
Total		8,126,788
UNITED KINGDOM 17.1%
AstraZeneca PLC	27,647	1,874,801
Aviva PLC	263,690	2,031,388
BHP Billiton PLC	185,255	2,223,450
BP PLC	197,122	1,143,750

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Crest Nicholson Holdings PLC	208,785	$1,687,029
DCC PLC	12,250	1,101,448
GlaxoSmithKline PLC	81,984	1,673,717
GW Pharmaceuticals PLC ADR (a)	4,293	372,160
HSBC Holdings PLC	454,922	3,627,909
Intermediate Capital Group PLC	257,001	2,372,733
John Wood Group PLC	205,236	1,726,355
Paysafe Group PLC (a)	560,335	3,038,112
Royal Dutch Shell PLC, Class B	257,403	6,404,381
Vodafone Group PLC	542,161	1,831,109
Total		31,108,342
UNITED STATES 2.2%
Aerie Pharmaceuticals, Inc. (a)	11,260	308,974
Alkermes PLC (a)	4,879	357,923
Arrowhead Research Corp. (a)	32,186	203,415
Bluebird Bio, Inc. (a)	3,646	323,582
Flex Pharma, Inc. (a)	41,940	507,474
Incyte Corp. (a)	1,911	218,313
Insmed, Inc. (a)	9,605	156,658
Novavax, Inc. (a)	19,147	163,898
Puma Biotechnology, Inc. (a)	2,769	208,506
Stillwater Mining Co. (a)	80,408	752,619
TESARO, Inc. (a)	4,323	220,646
Ultragenyx Pharmaceutical, Inc. (a)	2,655	261,040
Vertex Pharmaceuticals, Inc. (a)	2,502	323,659
Total		4,006,707
Total Common Stocks (Cost: $181,055,300)		$173,067,715

	Shares	Value

Exchange-Traded Funds 3.4%
iShares MSCI EAFE ETF	103,470	6,275,455
Total Exchange-Traded Funds (Cost: $6,060,376)		$6,275,455

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.184% (d)(e)	1,191,954	$1,191,954
Total Money Market Funds (Cost: $1,191,954)		$1,191,954
Total Investments
(Cost: $188,307,630) (f)		$180,535,124(g)
Other Assets & Liabilities, Net		1,460,883
Net Assets		$181,996,007

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at November 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Toronto Dominion	01/14/2016	4,954,000 DKK	707,530 USD	4,548	—
Toronto Dominion	01/14/2016	4,154,000 ILS	1,063,683 USD	—	(10,064)
Toronto Dominion	01/14/2016	2,804,022,000 KRW	2,390,267 USD	—	(23,323)
Toronto Dominion	01/14/2016	74,665,000 NOK	8,592,431 USD	5,828	—
Toronto Dominion	01/14/2016	10,063,000 SEK	1,150,259 USD	—	(5,494)
Toronto Dominion	01/14/2016	508,000 SGD	359,290 USD	—	(306)
Toronto Dominion	01/14/2016	7,095,771 USD	9,997,000 AUD	117,072	—
Toronto Dominion	01/14/2016	1,930,481 USD	1,955,000 CHF	—	(23,990)
Toronto Dominion	01/14/2016	1,871,509 USD	1,756,000 EUR	—	(13,531)
Toronto Dominion	01/14/2016	10,382,622 USD	6,829,000 GBP	—	(95,655)
Toronto Dominion	01/14/2016	718,634 USD	87,871,000 JPY	—	(3,712)
Toronto Dominion	01/14/2016	889,207 USD	14,941,000 MXN	9,352	—
Total				136,800	(176,075)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at November 30, 2015 was $26,291, which represents less than 0.01% of net assets.  Information concerning such security holdings at November 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Banco Espirito Santo SA, Registered Shares	07-02-2014 - 07-29-2014	684,429

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $26,291, which represents less than 0.01% of net assets.

(d)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	46,299,616	(45,107,662)	1,191,954	1,228	1,191,954

(f)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $188,308,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$12,916,000
Unrealized Depreciation	(20,689,000)
Net Unrealized Depreciation	$(7,773,000)

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel

JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	3,674,574	—	3,674,574
Belgium	—	2,218,030	—	2,218,030
China	1,803,289	1,724,922	—	3,528,211
Denmark	—	1,830,893	—	1,830,893
France	—	19,031,105	—	19,031,105
Germany	—	10,521,340	—	10,521,340
Hong Kong	—	2,894,748	—	2,894,748
Ireland	362,912	1,717,949	—	2,080,861
Israel	—	2,178,488	—	2,178,488
Italy	—	3,573,458	—	3,573,458
Japan	—	41,238,143	—	41,238,143
Netherlands	—	5,277,555	—	5,277,555
Norway	—	12,556,130	—	12,556,130
Portugal	—	—	26,291	26,291
Singapore	—	2,587,546	—	2,587,546
South Korea	—	2,940,374	—	2,940,374
Spain	—	7,857,310	—	7,857,310
Sweden	—	5,810,821	—	5,810,821
Switzerland	—	8,126,788	—	8,126,788
United Kingdom	372,160	30,736,182	—	31,108,342
United States	4,006,707	—	—	4,006,707
Total Common Stocks	6,545,068	166,496,356	26,291	173,067,715
Exchange-Traded Funds	6,275,455	—	—	6,275,455
Money Market Funds	—	1,191,954	—	1,191,954
Total Investments	12,820,523	167,688,310	26,291	180,535,124
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	136,800	—	136,800
Liabilities
Forward Foreign Currency Exchange Contracts	—	(176,075)	—	(176,075)
Total	12,820,523	167,649,035	26,291	180,495,849

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the closing prices of similar securities from the issuer and quoted bids from market participants. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Portfolio of Investments

Columbia Large Cap Enhanced Core Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.0%
CONSUMER DISCRETIONARY 12.1%
Automobiles 1.0%
Ford Motor Co.	349,200	$5,004,036
Distributors 0.1%
Genuine Parts Co.	5,300	480,339
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	74,700	3,774,591
Darden Restaurants, Inc.	56,800	3,190,456
Starwood Hotels & Resorts Worldwide, Inc.	22,400	1,609,216
Total		8,574,263
Internet & Catalog Retail 0.5%
Amazon.com, Inc. (a)	3,800	2,526,240
Media 2.7%
Comcast Corp., Class A	121,900	7,418,834
News Corp., Class A	261,300	3,749,655
Walt Disney Co. (The)	17,900	2,031,113
Total		13,199,602
Multiline Retail 1.0%
Target Corp.	63,700	4,618,250
Specialty Retail 5.0%
Best Buy Co., Inc.	106,400	3,381,392
GameStop Corp., Class A	77,200	2,704,316
Home Depot, Inc. (The)	65,300	8,742,364
Lowe’s Companies, Inc.	78,100	5,982,460
Staples, Inc.	287,600	3,471,332
Total		24,281,864
TOTAL CONSUMER DISCRETIONARY		58,684,594
CONSUMER STAPLES 9.0%
Beverages 2.3%
Coca-Cola Co. (The)	17,300	737,326
Dr. Pepper Snapple Group, Inc.	49,600	4,451,600
PepsiCo, Inc.	60,200	6,029,632
Total		11,218,558
Food & Staples Retailing 3.5%
CVS Health Corp.	61,500	5,786,535
Kroger Co. (The)	129,400	4,873,204
Wal-Mart Stores, Inc.	101,000	5,942,840
Total		16,602,579

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 0.3%
Procter & Gamble Co. (The)	20,900	$1,564,156
Tobacco 2.9%
Altria Group, Inc.	118,600	6,831,360
Philip Morris International, Inc.	81,300	7,104,807
Total		13,936,167
TOTAL CONSUMER STAPLES		43,321,460
ENERGY 7.1%
Energy Equipment & Services 0.7%
Transocean Ltd.	235,500	3,381,780
Oil, Gas & Consumable Fuels 6.4%
Chevron Corp.	77,600	7,086,432
ConocoPhillips	102,500	5,540,125
EOG Resources, Inc.	40,000	3,337,200
Exxon Mobil Corp.	61,400	5,013,924
Marathon Petroleum Corp.	85,200	4,976,532
Valero Energy Corp.	72,200	5,188,292
Total		31,142,505
TOTAL ENERGY		34,524,285
FINANCIALS 15.7%
Banks 4.8%
Bank of America Corp.	83,000	1,446,690
Citigroup, Inc.	140,300	7,588,827
JPMorgan Chase & Co.	150,800	10,055,344
SunTrust Banks, Inc.	20,200	877,084
Wells Fargo & Co.	55,600	3,063,560
Total		23,031,505
Capital Markets 1.7%
BlackRock, Inc.	11,300	4,110,036
T. Rowe Price Group, Inc.	51,100	3,891,265
Total		8,001,301
Consumer Finance 1.5%
Capital One Financial Corp.	49,200	3,862,692
Navient Corp.	276,400	3,291,924
Total		7,154,616
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B (a)	21,600	2,896,344
Intercontinental Exchange, Inc.	2,100	545,664

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
Moody’s Corp.	39,400	$4,062,928
Total		7,504,936
Insurance 3.8%
Aflac, Inc.	14,400	939,456
Aon PLC	4,400	416,856
Lincoln National Corp.	10,000	549,900
Marsh & McLennan Companies, Inc.	71,000	3,926,300
MetLife, Inc.	100,900	5,154,981
Prudential Financial, Inc.	53,100	4,595,805
Travelers Companies, Inc. (The)	24,600	2,818,422
Total		18,401,720
Real Estate Investment Trusts (REITs) 2.4%
Apartment Investment & Management Co., Class A	58,600	2,233,246
Crown Castle International Corp.	45,200	3,883,132
Four Corners Property Trust, Inc. (a)(b)	1	7
Public Storage	2,000	480,120
Simon Property Group, Inc.	28,100	5,233,344
Total		11,829,849
TOTAL FINANCIALS		75,923,927
HEALTH CARE 14.2%
Biotechnology 3.5%
Alexion Pharmaceuticals, Inc. (a)	16,000	2,855,040
Baxalta, Inc.	28,300	972,954
Biogen, Inc. (a)	12,000	3,442,320
Celgene Corp. (a)	34,800	3,808,860
Gilead Sciences, Inc.	20,300	2,150,988
Regeneron Pharmaceuticals, Inc. (a)	2,900	1,579,050
Vertex Pharmaceuticals, Inc. (a)	14,900	1,927,464
Total		16,736,676
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	112,100	5,035,532
Baxter International, Inc.	24,900	937,485
CR Bard, Inc.	16,200	3,026,484
DENTSPLY International, Inc.	71,500	4,337,190
Total		13,336,691
Health Care Providers & Services 3.1%
AmerisourceBergen Corp.	41,900	4,133,016
Cardinal Health, Inc.	7,000	607,950
Express Scripts Holding Co. (a)	49,600	4,239,808
McKesson Corp.	25,100	4,752,685
UnitedHealth Group, Inc.	12,600	1,420,146
Total		15,153,605

Issuer	Shares	Value

Common Stocks (continued)
Pharmaceuticals 4.8%
Johnson & Johnson	104,800	$10,609,952
Merck & Co., Inc.	69,800	3,700,098
Pfizer, Inc.	269,500	8,831,515
Total		23,141,565
TOTAL HEALTH CARE		68,368,537
INDUSTRIALS 9.9%
Aerospace & Defense 3.3%
Boeing Co. (The)	41,100	5,977,995
Honeywell International, Inc.	54,000	5,613,300
Raytheon Co.	36,400	4,514,692
Total		16,105,987
Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	52,000	5,356,520
Airlines 1.5%
Delta Air Lines, Inc.	99,500	4,622,770
United Continental Holdings, Inc. (a)	43,600	2,429,828
Total		7,052,598
Electrical Equipment 1.1%
Eaton Corp. PLC	22,600	1,314,416
Rockwell Automation, Inc.	35,100	3,736,044
Total		5,050,460
Industrial Conglomerates 0.8%
General Electric Co.	130,600	3,910,164
Machinery 1.4%
Dover Corp.	37,100	2,444,890
Illinois Tool Works, Inc.	46,900	4,407,662
Total		6,852,552
Professional Services 0.7%
Equifax, Inc.	30,100	3,356,150
TOTAL INDUSTRIALS		47,684,431
INFORMATION TECHNOLOGY 20.9%
Communications Equipment 2.2%
Cisco Systems, Inc.	275,900	7,518,275
F5 Networks, Inc. (a)	27,300	2,811,900
Total		10,330,175

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 4.2%
Alphabet, Inc., Class A (a)	6,825	$5,206,451
Alphabet, Inc., Class C (a)	3,185	2,365,181
eBay, Inc. (a)	156,700	4,636,753
Facebook, Inc., Class A (a)	31,400	3,273,136
VeriSign, Inc. (a)	51,200	4,579,328
Total		20,060,849
IT Services 2.9%
MasterCard, Inc., Class A	66,100	6,472,512
Visa, Inc., Class A	96,400	7,616,564
Total		14,089,076
Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	172,300	5,990,871
KLA-Tencor Corp.	35,500	2,359,685
NVIDIA Corp.	151,200	4,796,064
Total		13,146,620
Software 4.1%
Electronic Arts, Inc. (a)	62,700	4,250,433
Microsoft Corp. (c)	132,300	7,190,505
Oracle Corp.	101,400	3,951,558
Red Hat, Inc. (a)	49,600	4,037,936
Salesforce.com, inc. (a)	6,400	510,016
Total		19,940,448
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	181,275	21,444,833
EMC Corp.	71,200	1,804,208
Total		23,249,041
TOTAL INFORMATION TECHNOLOGY		100,816,209
MATERIALS 2.6%
Chemicals 1.7%
LyondellBasell Industries NV, Class A	50,300	4,819,746
Mosaic Co. (The)	113,000	3,575,320
Total		8,395,066
Containers & Packaging 0.1%
Avery Dennison Corp.	7,500	494,700
Paper & Forest Products 0.8%
International Paper Co.	90,400	3,781,432
TOTAL MATERIALS		12,671,198

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	40,700	$1,370,369
CenturyLink, Inc.	90,800	2,445,244
Verizon Communications, Inc.	180,200	8,190,090
Total		12,005,703
TOTAL TELECOMMUNICATION SERVICES		12,005,703
UTILITIES 3.0%
Electric Utilities 1.4%
Entergy Corp.	44,500	2,965,035
Exelon Corp.	142,600	3,894,406
Total		6,859,441
Independent Power and Renewable Electricity Producers 0.7%
AES Corp. (The)	340,800	3,404,592
Multi-Utilities 0.9%
Public Service Enterprise Group, Inc.	103,300	4,039,030
TOTAL UTILITIES		14,303,063
Total Common Stocks (Cost: $384,690,909)		$468,303,407

	Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.184% (d)(e)	12,759,003	$12,759,003
Total Money Market Funds (Cost: $12,759,003)		$12,759,003
Total Investments
(Cost: $397,449,912) (f)		$481,062,410(g)
Other Assets & Liabilities, Net		2,152,012
Net Assets		$483,214,422

At November 30, 2015, securities totaling $880,470 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at November 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	27	USD	14,038,650	12/2015	515,342	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	Represents fractional shares.
(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,051,769	113,064,892	(118,357,658)	12,759,003	9,582	12,759,003

(f)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $397,450,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$96,438,000
Unrealized Depreciation	(12,826,000)
Net Unrealized Appreciation	$83,612,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	58,684,594	—	—	58,684,594
Consumer Staples	43,321,460	—	—	43,321,460
Energy	34,524,285	—	—	34,524,285
Financials	75,923,927	—	—	75,923,927
Health Care	68,368,537	—	—	68,368,537
Industrials	47,684,431	—	—	47,684,431
Information Technology	100,816,209	—	—	100,816,209
Materials	12,671,198	—	—	12,671,198
Telecommunication Services	12,005,703	—	—	12,005,703
Utilities	14,303,063	—	—	14,303,063
Total Common Stocks	468,303,407	—	—	468,303,407
Money Market Funds	—	12,759,003	—	12,759,003
Total Investments	468,303,407	12,759,003	—	481,062,410
Derivatives
Assets
Futures Contracts	515,342	—	—	515,342
Total	468,818,749	12,759,003	—	481,577,752

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	18,051,769	18,051,769	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Large Cap Growth Fund II (formerly Columbia Marsico 21st Century Fund)

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 89.9%
CONSUMER DISCRETIONARY 24.1%
Auto Components 0.2%
Visteon Corp. (a)	14,638	$1,755,242
Automobiles 1.1%
Tesla Motors, Inc. (a)	40,742	9,381,253
Hotels, Restaurants & Leisure 5.9%
Domino’s Pizza, Inc.	253,947	27,291,684
Norwegian Cruise Line Holdings Ltd. (a)	440,607	25,308,466
Total		52,600,150
Household Durables 0.2%
Jarden Corp. (a)	43,979	2,052,940
Internet & Catalog Retail 9.6%
Amazon.com, Inc. (a)	56,695	37,690,836
Ctrip.com International Ltd., ADR (a)	253,024	27,076,098
Expedia, Inc.	19,607	2,413,818
Netflix, Inc. (a)	121,229	14,951,173
Priceline Group, Inc. (The) (a)	2,390	2,984,751
Total		85,116,676
Media 2.4%
Comcast Corp., Class A	99,078	6,029,887
DISH Network Corp., Class A (a)	43,830	2,748,579
Walt Disney Co. (The)	111,801	12,686,060
Total		21,464,526
Multiline Retail 1.6%
Burlington Stores, Inc. (a)	291,933	14,044,897
Specialty Retail 2.7%
Lowe’s Companies, Inc.	70,860	5,427,876
O’Reilly Automotive, Inc. (a)	58,827	15,522,680
TJX Companies, Inc. (The)	46,943	3,314,176
Total		24,264,732
Textiles, Apparel & Luxury Goods 0.4%
lululemon athletica, Inc. (a)	33,059	1,580,881
VF Corp.	27,632	1,787,791
Total		3,368,672
TOTAL CONSUMER DISCRETIONARY		214,049,088
CONSUMER STAPLES 5.2%
Beverages 3.7%
Constellation Brands, Inc., Class A	177,010	24,827,423

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Beverages (continued)
Molson Coors Brewing Co., Class B	24,540	$2,258,416
PepsiCo, Inc.	57,302	5,739,368
Total		32,825,207
Food & Staples Retailing 1.0%
CVS Health Corp.	64,765	6,093,739
Kroger Co. (The)	62,862	2,367,383
Total		8,461,122
Tobacco 0.5%
Philip Morris International, Inc.	54,624	4,773,591
TOTAL CONSUMER STAPLES		46,059,920
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kinder Morgan, Inc.	45,578	1,074,273
TOTAL ENERGY		1,074,273
FINANCIALS 7.7%
Banks 3.3%
Fifth Third Bancorp	56,304	1,163,804
First Republic Bank	374,916	25,816,716
Wells Fargo & Co.	39,665	2,185,541
Total		29,166,061
Capital Markets 4.2%
Bank of New York Mellon Corp. (The)	203,670	8,928,893
BlackRock, Inc.	4,663	1,696,026
Charles Schwab Corp. (The)	669,485	22,568,339
Goldman Sachs Group, Inc. (The)	8,726	1,658,115
Invesco Ltd.	63,944	2,154,273
Total		37,005,646
Real Estate Investment Trusts (REITs) 0.2%
Simon Property Group, Inc.	12,379	2,305,465
TOTAL FINANCIALS		68,477,172
HEALTH CARE 12.5%
Biotechnology 5.5%
Alexion Pharmaceuticals, Inc. (a)	83,831	14,958,804
Alkermes PLC (a)	252,178	18,499,778
Biogen, Inc. (a)	14,054	4,031,530
BioMarin Pharmaceutical, Inc. (a)	4,443	423,729
Bluebird Bio, Inc. (a)	7,661	679,914

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Celgene Corp. (a)	42,429	$4,643,854
Incyte Corp. (a)	10,169	1,161,707
Intercept Pharmaceuticals, Inc. (a)	3,783	667,737
Novavax, Inc. (a)	88,729	759,520
Ultragenyx Pharmaceutical, Inc. (a)	7,312	718,916
Vertex Pharmaceuticals, Inc. (a)	20,179	2,610,355
Total		49,155,844
Health Care Equipment & Supplies 2.9%
DexCom, Inc. (a)	104,573	8,890,796
Intuitive Surgical, Inc. (a)	26,231	13,640,645
Medtronic PLC	48,530	3,656,250
Total		26,187,691
Health Care Providers & Services 0.7%
Express Scripts Holding Co. (a)	37,278	3,186,524
Laboratory Corp. of America Holdings (a)	22,054	2,680,443
Total		5,866,967
Life Sciences Tools & Services 1.1%
Illumina, Inc. (a)	29,809	5,481,875
Thermo Fisher Scientific, Inc.	29,526	4,086,399
Total		9,568,274
Pharmaceuticals 2.3%
Bristol-Myers Squibb Co.	76,846	5,149,451
Endo International PLC (a)	242,605	14,915,355
Total		20,064,806
TOTAL HEALTH CARE		110,843,582
INDUSTRIALS 5.1%
Aerospace & Defense 3.4%
Boeing Co. (The)	185,797	27,024,174
Northrop Grumman Corp.	14,881	2,773,223
Total		29,797,397
Air Freight & Logistics 0.3%
FedEx Corp.	20,023	3,174,446
Airlines 1.0%
Delta Air Lines, Inc.	185,560	8,621,118
Electrical Equipment 0.2%
AMETEK, Inc.	25,232	1,424,599

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 0.2%
Ingersoll-Rand PLC	32,759	$1,921,970
TOTAL INDUSTRIALS		44,939,530
INFORMATION TECHNOLOGY 30.0%
Communications Equipment 1.2%
Palo Alto Networks, Inc. (a)	55,207	10,342,479
Internet Software & Services 8.6%
Alibaba Group Holding Ltd., ADR (a)	26,154	2,199,029
Alphabet, Inc., Class A (a)	9,114	6,952,615
Alphabet, Inc., Class C (a)	7,752	5,756,635
CoStar Group, Inc. (a)	74,684	15,626,880
Facebook, Inc., Class A (a)	416,333	43,398,552
LinkedIn Corp., Class A (a)	9,191	2,234,424
Total		76,168,135
IT Services 4.7%
FleetCor Technologies, Inc. (a)	58,375	8,972,821
MasterCard, Inc., Class A	268,308	26,272,719
Visa, Inc., Class A	76,662	6,057,065
Total		41,302,605
Semiconductors & Semiconductor Equipment 3.8%
Avago Technologies Ltd.	13,405	1,748,682
Broadcom Corp., Class A	48,758	2,663,650
NXP Semiconductors NV (a)	281,136	26,274,971
Qorvo, Inc. (a)	36,103	2,096,501
Skyworks Solutions, Inc.	13,859	1,150,574
Total		33,934,378
Software 10.6%
Adobe Systems, Inc. (a)	148,045	13,540,196
Electronic Arts, Inc. (a)	405,856	27,512,978
Microsoft Corp.	139,052	7,557,476
Mobileye NV (a)	143,177	6,242,517
Red Hat, Inc. (a)	56,700	4,615,947
Salesforce.com, inc. (a)	397,853	31,704,906
ServiceNow, Inc. (a)	28,778	2,503,974
Total		93,677,994
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.	85,917	10,163,981
TOTAL INFORMATION TECHNOLOGY		265,589,572

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.0%
Chemicals 1.9%
Eastman Chemical Co.	41,192	$2,992,599
Sherwin-Williams Co. (The)	49,944	13,788,040
Total		16,780,639
Construction Materials 1.1%
Vulcan Materials Co.	95,245	9,778,804
TOTAL MATERIALS		26,559,443
TELECOMMUNICATION SERVICES 2.2%
Wireless Telecommunication Services 2.2%
SBA Communications Corp., Class A (a)	184,836	19,437,354
TOTAL TELECOMMUNICATION SERVICES		19,437,354
Total Common Stocks (Cost: $676,172,727)		$797,029,934

	Shares	Value

Exchange-Traded Funds 2.0%
SPDR S&P 500 ETF Trust	42,430	$8,854,717
iShares Russell 1000 Growth Index Fund	87,373	8,859,622
Total Exchange-Traded Funds (Cost: $17,827,864)		$17,714,339

	Shares	Value

Money Market Funds 8.8%
Columbia Short-Term Cash Fund, 0.184% (b)(c)	78,169,425	$78,169,425
Total Money Market Funds (Cost: $78,169,425)		$78,169,425
Total Investments
(Cost: $772,170,016) (d)		$892,913,698(e)
Other Assets & Liabilities, Net		(5,838,038)
Net Assets		$887,075,660

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,149,309	396,887,304	(320,867,188)	78,169,425	40,722	78,169,425

(d)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $772,170,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$133,862,000
Unrealized Depreciation	(13,118,000)
Net Unrealized Appreciation	$120,744,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	214,049,088	—	—	214,049,088
Consumer Staples	46,059,920	—	—	46,059,920
Energy	1,074,273	—	—	1,074,273
Financials	68,477,172	—	—	68,477,172
Health Care	110,843,582	—	—	110,843,582
Industrials	44,939,530	—	—	44,939,530
Information Technology	265,589,572	—	—	265,589,572
Materials	26,559,443	—	—	26,559,443
Telecommunication Services	19,437,354	—	—	19,437,354
Total Common Stocks	797,029,934	—	—	797,029,934
Exchange-Traded Funds	17,714,339	—	—	17,714,339
Money Market Funds	—	78,169,425	—	78,169,425
Total Investments	814,744,273	78,169,425	—	892,913,698

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	2,149,309	2,149,309	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Large Cap Growth Fund III (formerly Columbia Marsico Focused Equities Fund)

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 88.2%
CONSUMER DISCRETIONARY 20.6%
Auto Components 0.2%
Visteon Corp. (a)	16,359	$1,961,608
Hotels, Restaurants & Leisure 4.4%
Chipotle Mexican Grill, Inc. (a)	15,609	9,046,196
Norwegian Cruise Line Holdings Ltd. (a)	68,160	3,915,110
Starbucks Corp.	465,915	28,602,522
Total		41,563,828
Household Durables 0.2%
Jarden Corp. (a)	49,152	2,294,415
Internet & Catalog Retail 4.0%
Amazon.com, Inc. (a)	44,962	29,890,738
Ctrip.com International Ltd., ADR (a)	12,325	1,318,898
Expedia, Inc.	21,913	2,697,710
Priceline Group, Inc. (The) (a)	2,671	3,335,678
Total		37,243,024
Media 2.3%
Comcast Corp., Class A	110,731	6,739,089
DISH Network Corp., Class A (a)	48,985	3,071,849
Walt Disney Co. (The)	100,508	11,404,643
Total		21,215,581
Multiline Retail 3.8%
Dollar Tree, Inc. (a)	467,850	35,303,961
Specialty Retail 1.0%
Lowe’s Companies, Inc.	79,195	6,066,337
TJX Companies, Inc. (The)	52,464	3,703,958
Total		9,770,295
Textiles, Apparel & Luxury Goods 4.7%
lululemon athletica, Inc. (a)	36,947	1,766,805
Nike, Inc., Class B	303,547	40,153,197
VF Corp.	30,881	1,998,001
Total		43,918,003
TOTAL CONSUMER DISCRETIONARY		193,270,715
CONSUMER STAPLES 3.8%
Beverages 1.0%
Molson Coors Brewing Co., Class B	27,427	2,524,107
PepsiCo, Inc.	64,042	6,414,447
Total		8,938,554

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing 2.2%
CVS Health Corp.	196,421	$18,481,252
Kroger Co. (The)	70,255	2,645,803
Total		21,127,055
Tobacco 0.6%
Philip Morris International, Inc.	61,049	5,335,072
TOTAL CONSUMER STAPLES		35,400,681
ENERGY 1.1%
Energy Equipment & Services 1.0%
Schlumberger Ltd.	125,467	9,679,779
Oil, Gas & Consumable Fuels 0.1%
Kinder Morgan, Inc.	50,939	1,200,632
TOTAL ENERGY		10,880,411
FINANCIALS 5.5%
Banks 0.4%
Fifth Third Bancorp	62,926	1,300,681
Wells Fargo & Co.	44,330	2,442,583
Total		3,743,264
Capital Markets 3.8%
Bank of New York Mellon Corp. (The)	218,860	9,594,822
BlackRock, Inc.	5,211	1,895,345
Charles Schwab Corp. (The)	577,787	19,477,200
Goldman Sachs Group, Inc. (The)	9,752	1,853,075
Invesco Ltd.	71,464	2,407,622
Total		35,228,064
Consumer Finance 1.0%
Synchrony Financial (a)	308,267	9,812,139
Real Estate Investment Trusts (REITs) 0.3%
Simon Property Group, Inc.	13,835	2,576,630
TOTAL FINANCIALS		51,360,097
HEALTH CARE 12.0%
Biotechnology 7.7%
Alexion Pharmaceuticals, Inc. (a)	23,134	4,128,031
Alkermes PLC (a)	38,127	2,796,997
Biogen, Inc. (a)	15,707	4,505,710

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
BioMarin Pharmaceutical, Inc. (a)	4,965	$473,512
Bluebird Bio, Inc. (a)	8,562	759,878
Celgene Corp. (a)	193,412	21,168,943
Incyte Corp. (a)	11,365	1,298,338
Intercept Pharmaceuticals, Inc. (a)	4,228	746,284
Novavax, Inc. (a)	99,165	848,852
Regeneron Pharmaceuticals, Inc. (a)	16,419	8,940,145
Ultragenyx Pharmaceutical, Inc. (a)	8,172	803,471
Vertex Pharmaceuticals, Inc. (a)	200,078	25,882,090
Total		72,352,251
Health Care Equipment & Supplies 0.4%
Medtronic PLC	54,238	4,086,291
Health Care Providers & Services 1.8%
Express Scripts Holding Co. (a)	41,662	3,561,268
Laboratory Corp. of America Holdings (a)	24,648	2,995,718
UnitedHealth Group, Inc.	86,279	9,724,506
Total		16,281,492
Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.	32,999	4,567,062
Pharmaceuticals 1.6%
Bristol-Myers Squibb Co.	85,884	5,755,087
Novartis AG, Registered Shares	108,003	9,232,506
Total		14,987,593
TOTAL HEALTH CARE		112,274,689
INDUSTRIALS 5.1%
Aerospace & Defense 3.9%
Boeing Co. (The)	230,692	33,554,152
Northrop Grumman Corp.	16,631	3,099,353
Total		36,653,505
Air Freight & Logistics 0.4%
FedEx Corp.	22,378	3,547,808
Airlines 0.4%
Delta Air Lines, Inc.	78,048	3,626,110
Electrical Equipment 0.2%
AMETEK, Inc.	28,200	1,592,172
Machinery 0.2%
Ingersoll-Rand PLC	36,612	2,148,026
TOTAL INDUSTRIALS		47,567,621

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 35.4%
Communications Equipment 0.3%
Palo Alto Networks, Inc. (a)	15,688	$2,938,990
Internet Software & Services 16.6%
Alibaba Group Holding Ltd., ADR (a)	580,799	48,833,580
Alphabet, Inc., Class A (a)	72,584	55,370,705
Facebook, Inc., Class A (a)	471,593	49,158,854
LinkedIn Corp., Class A (a)	10,273	2,497,469
Total		155,860,608
IT Services 4.0%
Visa, Inc., Class A	476,359	37,637,124
Semiconductors & Semiconductor Equipment 1.1%
Avago Technologies Ltd.	14,981	1,954,271
Broadcom Corp., Class A	54,493	2,976,953
NXP Semiconductors NV (a)	20,392	1,905,836
Qorvo, Inc. (a)	40,350	2,343,125
Skyworks Solutions, Inc.	15,489	1,285,897
Total		10,466,082
Software 9.3%
Electronic Arts, Inc. (a)	472,174	32,008,675
Microsoft Corp.	155,407	8,446,370
Red Hat, Inc. (a)	63,368	5,158,789
Salesforce.com, inc. (a)	473,465	37,730,426
ServiceNow, Inc. (a)	32,162	2,798,416
Tableau Software, Inc., Class A (a)	10,500	1,018,815
Total		87,161,491
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	319,574	37,805,604
TOTAL INFORMATION TECHNOLOGY		331,869,899
MATERIALS 4.7%
Chemicals 4.7%
Eastman Chemical Co.	46,037	3,344,588
Sherwin-Williams Co. (The)	148,693	$41,049,677
Total		44,394,265
TOTAL MATERIALS		44,394,265
Total Common Stocks (Cost: $681,281,991)		$827,018,378

	Shares	Value

Exchange-Traded Funds 4.1%
SPDR S&P 500 ETF Trust	91,537	$19,102,856
iShares Russell 1000 Growth Index Fund	188,497	19,113,596
Total Exchange-Traded Funds (Cost: $38,461,367)		$38,216,452

	Shares	Value

Money Market Funds 8.7%
Columbia Short-Term Cash Fund, 0.184% (b)(c)	81,698,140	$81,698,140
Total Money Market Funds (Cost: $81,698,140)		$81,698,140
Total Investments
(Cost: $801,441,498) (d)		$946,932,970(e)
Other Assets & Liabilities, Net		(9,026,980)
Net Assets		$937,905,990

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,630,450	477,351,617	(419,283,927)	81,698,140	33,088	81,698,140

(d)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $801,441,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$152,178,000
Unrealized Depreciation	(6,686,000)
Net Unrealized Appreciation	$145,492,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	193,270,715	—	—	193,270,715
Consumer Staples	35,400,681	—	—	35,400,681
Energy	10,880,411	—	—	10,880,411
Financials	51,360,097	—	—	51,360,097
Health Care	103,042,183	9,232,506	—	112,274,689
Industrials	47,567,621	—	—	47,567,621
Information Technology	331,869,899	—	—	331,869,899
Materials	44,394,265	—	—	44,394,265
Total Common Stocks	817,785,872	9,232,506	—	827,018,378
Exchange-Traded Funds	38,216,452	—	—	38,216,452
Money Market Funds	—	81,698,140	—	81,698,140
Total Investments	856,002,324	90,930,646	—	946,932,970

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	23,630,450	23,630,450	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Large Cap Growth Fund V (formerly Columbia Marsico Growth Fund)

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 89.2%
CONSUMER DISCRETIONARY 22.3%
Auto Components 0.2%
Visteon Corp. (a)	19,597	$2,349,876
Automobiles 1.1%
Tesla Motors, Inc. (a)	63,006	14,507,762
Hotels, Restaurants & Leisure 4.2%
Norwegian Cruise Line Holdings Ltd. (a)	81,649	4,689,919
Royal Caribbean Cruises Ltd.	201,112	18,624,982
Starbucks Corp.	516,489	31,707,260
Total		55,022,161
Household Durables 0.2%
Jarden Corp. (a)	58,880	2,748,518
Internet & Catalog Retail 7.2%
Amazon.com, Inc. (a)	89,563	59,541,482
Ctrip.com International Ltd., ADR (a)	14,765	1,580,003
Expedia, Inc.	26,250	3,231,637
Priceline Group, Inc. (The) (a)	23,668	29,557,782
Total		93,910,904
Media 0.9%
Comcast Corp., Class A	132,645	8,072,775
DISH Network Corp., Class A (a)	58,679	3,679,760
Total		11,752,535
Multiline Retail 3.4%
Dollar Tree, Inc. (a)	588,719	44,424,736
Specialty Retail 2.0%
Lowe’s Companies, Inc.	94,867	7,266,812
Signet Jewelers Ltd.	115,344	15,155,048
TJX Companies, Inc. (The)	62,846	4,436,928
Total		26,858,788
Textiles, Apparel & Luxury Goods 3.1%
lululemon athletica, Inc. (a)	44,259	2,116,465
Nike, Inc., Class B	273,423	36,168,395
VF Corp.	36,993	2,393,447
Total		40,678,307
TOTAL CONSUMER DISCRETIONARY		292,253,587
CONSUMER STAPLES 4.2%
Beverages 0.8%
Molson Coors Brewing Co., Class B	32,855	3,023,646

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Beverages (continued)
PepsiCo, Inc.	76,716	$7,683,874
Total		10,707,520
Food & Staples Retailing 2.9%
CVS Health Corp.	364,248	34,272,094
Kroger Co. (The)	84,159	3,169,428
Total		37,441,522
Tobacco 0.5%
Philip Morris International, Inc.	73,131	6,390,918
TOTAL CONSUMER STAPLES		54,539,960
ENERGY 2.2%
Energy Equipment & Services 2.1%
Schlumberger Ltd.	349,817	26,988,382
Oil, Gas & Consumable Fuels 0.1%
Kinder Morgan, Inc.	61,020	1,438,241
TOTAL ENERGY		28,426,623
FINANCIALS 4.3%
Banks 0.4%
Fifth Third Bancorp	75,380	1,558,105
Wells Fargo & Co.	53,103	2,925,975
Total		4,484,080
Capital Markets 3.2%
Bank of New York Mellon Corp. (The)	308,900	13,542,176
BlackRock, Inc.	6,243	2,270,704
Charles Schwab Corp. (The)	611,176	20,602,743
Goldman Sachs Group, Inc. (The)	11,682	2,219,813
Invesco Ltd.	85,607	2,884,100
Total		41,519,536
Consumer Finance 0.5%
Synchrony Financial (a)	217,669	6,928,404
Real Estate Investment Trusts (REITs) 0.2%
Simon Property Group, Inc.	16,573	3,086,556
TOTAL FINANCIALS		56,018,576

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 11.4%
Biotechnology 6.5%
Alexion Pharmaceuticals, Inc. (a)	27,712	$4,944,929
Alkermes PLC (a)	45,672	3,350,498
Biogen, Inc. (a)	18,816	5,397,558
BioMarin Pharmaceutical, Inc. (a)	5,948	567,261
Bluebird Bio, Inc. (a)	10,257	910,309
Celgene Corp. (a)	255,814	27,998,842
Incyte Corp. (a)	154,304	17,627,689
Intercept Pharmaceuticals, Inc. (a)	5,064	893,847
Novavax, Inc. (a)	118,790	1,016,842
Ultragenyx Pharmaceutical, Inc. (a)	9,789	962,454
Vertex Pharmaceuticals, Inc. (a)	166,270	21,508,687
Total		85,178,916
Health Care Equipment & Supplies 0.4%
Medtronic PLC	64,972	4,894,991
Health Care Providers & Services 1.7%
Express Scripts Holding Co. (a)	49,907	4,266,050
Laboratory Corp. of America Holdings (a)	29,526	3,588,590
UnitedHealth Group, Inc.	121,686	13,715,229
Total		21,569,869
Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc.	39,529	5,470,814
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	102,881	6,894,056
Eli Lilly & Co.	305,883	25,094,641
Total		31,988,697
TOTAL HEALTH CARE		149,103,287
INDUSTRIALS 6.1%
Aerospace & Defense 3.8%
Boeing Co. (The)	312,165	45,404,399
Northrop Grumman Corp.	19,923	3,712,850
Total		49,117,249
Air Freight & Logistics 0.3%
FedEx Corp.	26,807	4,249,982
Airlines 1.7%
Delta Air Lines, Inc.	481,128	22,353,207

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 0.1%
AMETEK, Inc.	33,780	$1,907,219
Machinery 0.2%
Ingersoll-Rand PLC	43,858	2,573,149
TOTAL INDUSTRIALS		80,200,806
INFORMATION TECHNOLOGY 35.7%
Communications Equipment 1.5%
Palo Alto Networks, Inc. (a)	102,803	19,259,114
Internet Software & Services 13.7%
Alibaba Group Holding Ltd., ADR (a)	451,333	37,948,079
Alphabet, Inc., Class A (a)	104,209	79,495,836
Facebook, Inc., Class A (a)	570,109	59,428,162
LinkedIn Corp., Class A (a)	12,305	2,991,468
Total		179,863,545
IT Services 5.2%
FleetCor Technologies, Inc. (a)	88,818	13,652,215
Visa, Inc., Class A	684,321	54,068,202
Total		67,720,417
Semiconductors & Semiconductor Equipment 3.0%
Avago Technologies Ltd.	17,946	2,341,056
Broadcom Corp., Class A	65,277	3,566,083
NXP Semiconductors NV (a)	314,239	29,368,777
Qorvo, Inc. (a)	48,335	2,806,813
Skyworks Solutions, Inc.	18,554	1,540,353
Total		39,623,082
Software 8.6%
Electronic Arts, Inc. (a)	428,882	29,073,911
Microsoft Corp.	186,162	10,117,905
Red Hat, Inc. (a)	75,909	6,179,752
Salesforce.com, inc. (a)	790,761	63,015,744
ServiceNow, Inc. (a)	38,527	3,352,234
Tableau Software, Inc., Class A (a)	12,578	1,220,443
Total		112,959,989
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	408,301	48,302,008
TOTAL INFORMATION TECHNOLOGY		467,728,155

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.0%
Chemicals 3.0%
Eastman Chemical Co.	55,148	$4,006,502
Sherwin-Williams Co. (The)	128,296	35,418,677
Total		39,425,179
TOTAL MATERIALS		39,425,179
Total Common Stocks (Cost: $958,653,475)		$1,167,696,173

	Shares	Value

Exchange-Traded Funds 4.1%
SPDR S&P 500 ETF Trust	129,101	26,942,087
iShares Russell 1000 Growth Index Fund	265,852	26,957,393
Total Exchange-Traded Funds (Cost: $54,244,902)		$53,899,480

	Shares	Value

Money Market Funds 5.0%
Columbia Short-Term Cash Fund, 0.184% (b)(c)	66,020,106	$66,020,106
Total Money Market Funds (Cost: $66,020,106)		$66,020,106
Total Investments
(Cost: $1,078,918,483) (d)		$1,287,615,759(e)
Other Assets & Liabilities, Net		22,375,851
Net Assets		$1,309,991,610

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,601	661,082,296	(595,082,791)	66,020,106	36,555	66,020,106

(d)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $1,078,918,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$215,700,000
Unrealized Depreciation	(7,002,000)
Net Unrealized Appreciation	$208,698,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	292,253,587	—	—	292,253,587
Consumer Staples	54,539,960	—	—	54,539,960
Energy	28,426,623	—	—	28,426,623
Financials	56,018,576	—	—	56,018,576
Health Care	149,103,287	—	—	149,103,287
Industrials	80,200,806	—	—	80,200,806
Information Technology	467,728,155	—	—	467,728,155
Materials	39,425,179	—	—	39,425,179
Total Common Stocks	1,167,696,173	—	—	1,167,696,173
Exchange-Traded Funds	53,899,480	—	—	53,899,480
Money Market Funds	—	66,020,106	—	66,020,106
Total Investments	1,221,595,653	66,020,106	—	1,287,615,759

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	20,601	20,601	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Large Cap Index Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%

CONSUMER DISCRETIONARY 12.7%

Auto Components 0.4%

BorgWarner, Inc.	42,629	$1,819,832
Delphi Automotive PLC	53,557	4,706,589
Goodyear Tire & Rubber Co. (The)	50,745	1,769,986
Johnson Controls, Inc.	123,193	5,666,878
Total		13,963,285

Automobiles 0.6%

Ford Motor Co.	733,986	10,518,019
General Motors Co.	271,494	9,828,083
Harley-Davidson, Inc.	36,139	1,767,920
Total		22,114,022

Distributors 0.1%

Genuine Parts Co.	28,558	2,588,212

Diversified Consumer Services —%

H&R Block, Inc.	44,415	1,629,586

Hotels, Restaurants & Leisure 1.8%

Carnival Corp.	87,182	4,405,306
Chipotle Mexican Grill, Inc. (a)	5,864	3,398,481
Darden Restaurants, Inc.	21,474	1,206,195
Marriott International, Inc., Class A	37,562	2,663,521
McDonald’s Corp.	177,386	20,250,386
Royal Caribbean Cruises Ltd.	32,310	2,992,229
Starbucks Corp.	279,544	17,161,206
Starwood Hotels & Resorts Worldwide, Inc.	32,092	2,305,489
Wyndham Worldwide Corp.	22,243	1,688,689
Wynn Resorts Ltd.	15,303	960,569
Yum! Brands, Inc.	81,215	5,888,900
Total		62,920,971

Household Durables 0.4%

D.R. Horton, Inc.	61,480	1,986,419
Garmin Ltd.	22,297	843,941
Harman International Industries, Inc.	13,405	1,382,860
Leggett & Platt, Inc.	25,772	1,200,975
Lennar Corp., Class A	32,760	1,677,640
Mohawk Industries, Inc. (a)	11,970	2,282,918
Newell Rubbermaid, Inc.	50,436	2,252,472
PulteGroup, Inc.	60,469	1,177,936
Whirlpool Corp.	14,769	2,400,258
Total		15,205,419

Internet & Catalog Retail 2.1%

Amazon.com, Inc. (a)	72,231	48,019,169

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Internet & Catalog Retail (continued)

Expedia, Inc.	18,839	$2,319,269
Netflix, Inc. (a)	80,234	9,895,259
Priceline Group, Inc. (The) (a)	9,549	11,925,269
TripAdvisor, Inc. (a)	21,266	1,751,680
Total		73,910,646

Leisure Products 0.1%

Hasbro, Inc.	21,177	1,547,827
Mattel, Inc.	63,775	1,585,446
Total		3,133,273

Media 3.1%

Cablevision Systems Corp., Class A	41,873	1,277,127
CBS Corp., Class B Non Voting	83,703	4,225,327
Comcast Corp., Class A	65,450	3,995,068
Comcast Corp., Class A	398,320	24,241,755
Discovery Communications, Inc., Class A (a)	28,122	875,719
Discovery Communications, Inc., Class C (a)	48,562	1,436,464
Interpublic Group of Companies, Inc. (The)	77,295	1,777,785
News Corp., Class A	71,761	1,029,770
News Corp., Class B	20,300	293,538
Omnicom Group, Inc.	45,763	3,382,801
Scripps Networks Interactive, Inc., Class A	17,747	1,008,030
TEGNA, Inc.	42,660	1,205,145
Time Warner Cable, Inc.	53,298	9,847,871
Time Warner, Inc.	153,617	10,750,118
Twenty-First Century Fox, Inc., Class A	229,964	6,786,238
Twenty-First Century Fox, Inc., Class B	81,220	2,432,539
Viacom, Inc., Class B	65,441	3,258,307
Walt Disney Co. (The)	292,474	33,187,025
Total		111,010,627

Multiline Retail 0.6%

Dollar General Corp.	55,496	3,629,993
Dollar Tree, Inc. (a)	44,211	3,336,162
Kohl’s Corp.	37,265	1,756,299
Macy’s, Inc.	59,226	2,314,552
Nordstrom, Inc.	26,237	1,477,406
Target Corp.	118,363	8,581,318
Total		21,095,730

Specialty Retail 2.6%

Advance Auto Parts, Inc.	13,790	2,244,047
AutoNation, Inc. (a)	14,739	942,117
AutoZone, Inc. (a)	5,817	4,559,190

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Specialty Retail (continued)

Bed Bath & Beyond, Inc. (a)	31,941	$1,741,423
Best Buy Co., Inc.	57,809	1,837,170
CarMax, Inc. (a)	39,185	2,245,301
GameStop Corp., Class A	20,102	704,173
Gap, Inc. (The)	44,810	1,197,771
Home Depot, Inc. (The)	241,862	32,380,485
L Brands, Inc.	48,396	4,617,462
Lowe’s Companies, Inc.	174,268	13,348,929
O’Reilly Automotive, Inc. (a)	18,724	4,940,702
Ross Stores, Inc.	77,934	4,053,347
Signet Jewelers Ltd.	14,990	1,969,536
Staples, Inc.	121,218	1,463,101
Tiffany & Co.	21,134	1,683,957
TJX Companies, Inc. (The)	127,013	8,967,118
Tractor Supply Co.	25,580	2,285,573
Urban Outfitters, Inc. (a)	17,855	399,952
Total		91,581,354

Textiles, Apparel & Luxury Goods 0.9%

Coach, Inc.	52,104	1,655,344
Fossil Group, Inc. (a)	7,801	300,104
Hanesbrands, Inc.	75,810	2,325,093
Michael Kors Holdings Ltd. (a)	36,430	1,567,219
Nike, Inc., Class B	127,679	16,889,378
PVH Corp.	15,545	1,419,103
Ralph Lauren Corp.	11,260	1,398,605
Under Armour, Inc., Class A (a)	33,900	2,922,858
VF Corp.	64,137	4,149,664
Total		32,627,368
TOTAL CONSUMER DISCRETIONARY		451,780,493

CONSUMER STAPLES 9.3%

Beverages 2.2%

Brown-Forman Corp., Class B	19,989	2,049,672
Coca-Cola Co. (The)	737,384	31,427,306
Coca-Cola Enterprises, Inc.	39,700	1,996,910
Constellation Brands, Inc., Class A	32,392	4,543,302
Dr. Pepper Snapple Group, Inc.	35,954	3,226,872
Molson Coors Brewing Co., Class B	29,769	2,739,641
Monster Beverage Corp. (a)	28,643	4,428,494
PepsiCo, Inc.	276,687	27,712,970
Total		78,125,167

Food & Staples Retailing 2.2%

Costco Wholesale Corp.	82,778	13,362,025
CVS Health Corp.	209,908	19,750,244

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Food & Staples Retailing (continued)

Kroger Co. (The)	182,964	$6,890,424
SYSCO Corp.	98,879	4,063,927
Wal-Mart Stores, Inc.	297,226	17,488,778
Walgreens Boots Alliance, Inc.	164,586	13,830,161
Whole Foods Market, Inc.	67,405	1,964,856
Total		77,350,415

Food Products 1.6%

Archer-Daniels-Midland Co.	114,697	4,185,294
Campbell Soup Co.	33,926	1,772,294
ConAgra Foods, Inc.	81,312	3,328,100
General Mills, Inc.	112,769	6,513,537
Hershey Co. (The)	27,508	2,374,215
Hormel Foods Corp.	25,382	1,901,619
JM Smucker Co. (The)	22,541	2,731,744
Kellogg Co.	47,949	3,297,453
Keurig Green Mountain, Inc.	22,630	1,185,812
Kraft Heinz Co. (The)	111,933	8,248,343
McCormick & Co., Inc.	21,843	1,876,751
Mead Johnson Nutrition Co.	38,183	3,077,168
Mondelez International, Inc., Class A	303,482	13,250,024
Tyson Foods, Inc., Class A	57,322	2,866,100
Total		56,608,454

Household Products 1.7%

Clorox Co. (The)	24,229	3,011,665
Colgate-Palmolive Co.	169,540	11,135,387
Kimberly-Clark Corp.	68,614	8,175,358
Procter & Gamble Co. (The)	510,910	38,236,505
Total		60,558,915

Personal Products 0.1%

Estee Lauder Companies, Inc. (The), Class A	42,543	3,578,717

Tobacco 1.5%

Altria Group, Inc.	369,298	21,271,565
Philip Morris International, Inc.	291,787	25,499,266
Reynolds American, Inc.	156,114	7,220,272
Total		53,991,103
TOTAL CONSUMER STAPLES		330,212,771

ENERGY 6.9%

Energy Equipment & Services 1.1%

Baker Hughes, Inc.	82,097	4,438,985
Cameron International Corp. (a)	36,076	2,463,630
Diamond Offshore Drilling, Inc.	12,138	274,683

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Energy Equipment & Services (continued)

Ensco PLC, Class A	44,405	$760,214
FMC Technologies, Inc. (a)	43,216	1,470,208
Halliburton Co.	160,992	6,415,531
Helmerich & Payne, Inc.	20,293	1,182,067
National Oilwell Varco, Inc.	72,287	2,699,197
Schlumberger Ltd.	238,349	18,388,625
Transocean Ltd.	64,370	924,353
Total		39,017,493

Oil, Gas & Consumable Fuels 5.8%

Anadarko Petroleum Corp.	95,684	5,731,472
Apache Corp.	71,195	3,501,370
Cabot Oil & Gas Corp.	77,943	1,467,667
Chesapeake Energy Corp.	97,400	513,298
Chevron Corp.	354,425	32,366,091
Cimarex Energy Co.	17,795	2,117,961
Columbia Pipeline Group, Inc.	59,827	1,146,884
ConocoPhillips	232,324	12,557,112
CONSOL Energy, Inc.	43,128	339,849
Devon Energy Corp.	72,764	3,347,872
EOG Resources, Inc.	103,439	8,629,916
EQT Corp.	28,705	1,642,500
Exxon Mobil Corp. (b)	785,305	64,128,006
Hess Corp.	45,412	2,679,308
Kinder Morgan, Inc.	338,533	7,979,223
Marathon Oil Corp.	127,550	2,233,400
Marathon Petroleum Corp.	100,980	5,898,242
Murphy Oil Corp.	30,583	874,062
Newfield Exploration Co. (a)	30,695	1,174,391
Noble Energy, Inc.	80,065	2,935,983
Occidental Petroleum Corp.	143,889	10,876,569
ONEOK, Inc.	39,397	1,161,424
Phillips 66	90,185	8,254,633
Pioneer Natural Resources Co.	28,121	4,070,515
Range Resources Corp.	31,899	911,673
Southwestern Energy Co. (a)	72,405	652,369
Spectra Energy Corp.	126,446	3,312,885
Tesoro Corp.	23,188	2,670,562
Valero Energy Corp.	93,628	6,728,108
Williams Companies, Inc. (The)	128,495	4,697,777
Total		204,601,122
TOTAL ENERGY		243,618,615

FINANCIALS 16.2%

Banks 5.9%

Bank of America Corp.	1,971,726	34,367,184

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Banks (continued)

BB&T Corp.	146,837	$5,670,845
Citigroup, Inc.	566,901	30,663,675
Comerica, Inc.	33,515	1,553,420
Fifth Third Bancorp	151,288	3,127,123
Huntington Bancshares, Inc.	151,252	1,768,136
JPMorgan Chase & Co.	696,527	46,444,420
KeyCorp	158,370	2,076,231
M&T Bank Corp.	30,127	3,775,817
People’s United Financial, Inc.	58,390	978,033
PNC Financial Services Group, Inc. (The)	96,735	9,239,160
Regions Financial Corp.	249,543	2,530,366
SunTrust Banks, Inc.	97,570	4,236,490
U.S. Bancorp	311,780	13,684,024
Wells Fargo & Co.	879,843	48,479,349
Zions Bancorporation	38,451	1,151,992
Total		209,746,265

Capital Markets 2.2%

Affiliated Managers Group, Inc. (a)	10,225	1,812,177
Ameriprise Financial, Inc. (c)	33,566	3,791,280
Bank of New York Mellon Corp. (The)	208,407	9,136,563
BlackRock, Inc.	24,127	8,775,472
Charles Schwab Corp. (The)	225,495	7,601,437
E*TRADE Financial Corp. (a)	54,649	1,662,969
Franklin Resources, Inc.	72,835	3,053,243
Goldman Sachs Group, Inc. (The)	75,821	14,407,506
Invesco Ltd.	80,748	2,720,400
Legg Mason, Inc.	20,664	917,068
Morgan Stanley	286,970	9,843,071
Northern Trust Corp.	41,222	3,089,177
State Street Corp.	76,866	5,578,934
T. Rowe Price Group, Inc.	48,260	3,674,999
Total		76,064,296

Consumer Finance 0.8%

American Express Co.	160,301	11,483,964
Capital One Financial Corp.	102,162	8,020,739
Discover Financial Services	81,989	4,653,696
Navient Corp.	70,445	839,000
Synchrony Financial (a)	157,020	4,997,946
Total		29,995,345

Diversified Financial Services 2.0%

Berkshire Hathaway, Inc., Class B (a)	352,850	47,313,657
CME Group, Inc.	63,616	6,212,103
Intercontinental Exchange, Inc.	20,811	5,407,530
Leucadia National Corp.	63,524	1,123,104

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
McGraw Hill Financial, Inc.	51,324	$4,951,226
Moody’s Corp.	32,826	3,385,017
Nasdaq, Inc.	22,273	1,305,643
Total		69,698,280
Insurance 2.7%
ACE Ltd.	60,987	7,004,357
Aflac, Inc.	81,119	5,292,204
Allstate Corp. (The)	75,417	4,733,171
American International Group, Inc.	243,698	15,494,319
Aon PLC	52,749	4,997,440
Assurant, Inc.	12,584	1,076,184
Chubb Corp. (The)	42,755	5,580,810
Cincinnati Financial Corp.	27,820	1,700,080
Hartford Financial Services Group, Inc. (The)	78,138	3,566,218
Lincoln National Corp.	47,271	2,599,432
Loews Corp.	54,029	2,047,159
Marsh & McLennan Companies, Inc.	99,825	5,520,322
MetLife, Inc.	210,358	10,747,190
Principal Financial Group, Inc.	51,630	2,656,880
Progressive Corp. (The)	110,361	3,401,326
Prudential Financial, Inc.	84,943	7,351,817
Torchmark Corp.	21,916	1,328,548
Travelers Companies, Inc. (The)	58,614	6,715,406
Unum Group	46,462	1,704,226
XL Group PLC	56,940	2,173,969
Total		95,691,058
Real Estate Investment Trusts (REITs) 2.5%
American Tower Corp.	79,728	7,923,369
Apartment Investment & Management Co., Class A	29,439	1,121,920
AvalonBay Communities, Inc.	25,027	4,549,658
Boston Properties, Inc.	28,923	3,615,086
Crown Castle International Corp.	62,863	5,400,560
Equinix, Inc.	11,022	3,267,815
Equity Residential	68,575	5,473,656
Essex Property Trust, Inc.	12,380	2,857,180
General Growth Properties, Inc.	110,095	2,804,120
HCP, Inc.	87,123	3,095,480
Host Hotels & Resorts, Inc.	141,474	2,348,468
Iron Mountain, Inc.	36,136	1,003,858
Kimco Realty Corp.	77,811	2,030,089
Macerich Co. (The)	25,348	1,980,946
Plum Creek Timber Co., Inc.	32,906	1,671,954
ProLogis, Inc.	98,714	4,220,024

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Public Storage	27,693	$6,647,982
Realty Income Corp.	47,010	2,332,636
Simon Property Group, Inc.	58,275	10,853,136
SL Green Realty Corp.	18,760	2,215,181
Ventas, Inc.	62,623	3,340,311
Vornado Realty Trust	33,375	3,229,365
Welltower, Inc.	66,278	4,188,107
Weyerhaeuser Co.	96,846	3,115,536
Total		89,286,437
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	54,595	2,045,675
TOTAL FINANCIALS		572,527,356
HEALTH CARE 14.2%
Biotechnology 3.5%
AbbVie, Inc.	311,767	18,129,251
Alexion Pharmaceuticals, Inc. (a)	42,593	7,600,295
Amgen, Inc.	142,813	23,007,174
Baxalta, Inc.	102,009	3,507,069
Biogen, Inc. (a)	41,925	12,026,606
Celgene Corp. (a)	148,893	16,296,339
Gilead Sciences, Inc.	276,416	29,289,039
Regeneron Pharmaceuticals, Inc. (a)	14,559	7,927,376
Vertex Pharmaceuticals, Inc. (a)	46,080	5,960,909
Total		123,744,058
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	280,726	12,610,212
Baxter International, Inc.	102,749	3,868,500
Becton Dickinson and Co.	39,606	5,950,801
Boston Scientific Corp. (a)	253,134	4,627,289
CR Bard, Inc.	13,971	2,610,062
DENTSPLY International, Inc.	26,328	1,597,056
Edwards Lifesciences Corp. (a)	20,246	3,300,098
Intuitive Surgical, Inc. (a)	6,977	3,628,180
Medtronic PLC	266,363	20,067,788
St. Jude Medical, Inc.	53,069	3,348,654
Stryker Corp.	59,573	5,746,412
Varian Medical Systems, Inc. (a)	18,593	1,501,943
Zimmer Biomet Holdings, Inc.	32,174	3,249,896
Total		72,106,891
Health Care Providers & Services 2.5%
Aetna, Inc.	65,660	6,746,565
AmerisourceBergen Corp.	38,681	3,815,494

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Anthem, Inc.	49,273	$6,424,214
Cardinal Health, Inc.	61,661	5,355,258
CIGNA Corp.	48,500	6,546,530
DaVita HealthCare Partners, Inc. (a)	32,069	2,342,320
Express Scripts Holding Co. (a)	127,277	10,879,638
Five Star Quality Care, Inc. (a)(d)(e)	—	1
HCA Holdings, Inc. (a)	60,210	4,097,892
Henry Schein, Inc. (a)	15,710	2,458,301
Humana, Inc.	27,898	4,705,277
Laboratory Corp. of America Holdings (a)	18,948	2,302,940
McKesson Corp.	43,777	8,289,175
Patterson Companies, Inc.	16,352	745,161
Quest Diagnostics, Inc.	27,033	1,846,894
Tenet Healthcare Corp. (a)	18,750	622,312
UnitedHealth Group, Inc.	179,598	20,242,490
Universal Health Services, Inc., Class B	17,280	2,099,866
Total		89,520,328
Health Care Technology 0.1%
Cerner Corp. (a)	57,846	3,447,621
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	62,418	2,610,321
Illumina, Inc. (a)	27,240	5,009,436
PerkinElmer, Inc.	21,355	1,135,232
Thermo Fisher Scientific, Inc.	75,055	10,387,612
Waters Corp. (a)	15,498	2,058,444
Total		21,201,045
Pharmaceuticals 5.5%
Allergan PLC (a)	74,144	23,273,060
Bristol-Myers Squibb Co.	314,070	21,045,831
Eli Lilly & Co.	183,738	15,073,866
Endo International PLC (a)	39,220	2,411,246
Johnson & Johnson	521,554	52,802,127
Mallinckrodt PLC (a)	22,100	1,500,811
Merck & Co., Inc.	530,503	28,121,964
Mylan NV (a)	77,771	3,989,652
Perrigo Co. PLC	27,549	4,115,545
Pfizer, Inc.	1,161,607	38,065,861
Zoetis, Inc.	86,457	4,037,542
Total		194,437,505
TOTAL HEALTH CARE		504,457,448

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 9.9%
Aerospace & Defense 2.6%
Boeing Co. (The)	120,302	$17,497,926
General Dynamics Corp.	57,133	8,367,699
Honeywell International, Inc.	147,242	15,305,806
L-3 Communications Holdings, Inc.	15,134	1,852,553
Lockheed Martin Corp.	50,302	11,024,186
Northrop Grumman Corp.	35,300	6,578,508
Precision Castparts Corp.	25,896	5,995,960
Raytheon Co.	57,174	7,091,291
Rockwell Collins, Inc.	24,817	2,300,040
Textron, Inc.	52,060	2,221,400
United Technologies Corp.	155,996	14,983,416
Total		93,218,785
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	26,707	1,800,853
Expeditors International of Washington, Inc.	35,623	1,729,140
FedEx Corp.	49,474	7,843,608
United Parcel Service, Inc., Class B	131,547	13,550,657
Total		24,924,258
Airlines 0.6%
American Airlines Group, Inc.	118,780	4,900,863
Delta Air Lines, Inc.	149,815	6,960,405
Southwest Airlines Co.	124,191	5,697,883
United Continental Holdings, Inc. (a)	71,150	3,965,189
Total		21,524,340
Building Products 0.1%
Allegion PLC	18,047	1,212,939
Masco Corp.	64,786	1,937,749
Total		3,150,688
Commercial Services & Supplies 0.4%
ADT Corp. (The)	32,007	1,135,288
Cintas Corp.	16,811	1,539,719
Pitney Bowes, Inc.	38,036	821,578
Republic Services, Inc.	45,346	1,992,050
Stericycle, Inc. (a)	15,975	1,928,502
Tyco International PLC	79,395	2,803,437
Waste Management, Inc.	79,219	4,259,606
Total		14,480,180
Construction & Engineering 0.1%
Fluor Corp.	27,302	1,326,877
Jacobs Engineering Group, Inc. (a)	23,322	1,029,433
Quanta Services, Inc. (a)	30,687	676,649
Total		3,032,959

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 0.5%
AMETEK, Inc.	45,610	$2,575,141
Eaton Corp. PLC	88,051	5,121,046
Emerson Electric Co.	123,768	6,188,400
Rockwell Automation, Inc.	25,255	2,688,142
Total		16,572,729
Industrial Conglomerates 2.4%
3M Co.	117,673	18,425,238
Danaher Corp.	111,997	10,795,391
General Electric Co.	1,775,016	53,143,979
Roper Technologies, Inc.	18,961	3,668,764
Total		86,033,372
Machinery 1.2%
Caterpillar, Inc.	113,501	8,245,848
Cummins, Inc.	31,297	3,141,280
Deere & Co.	58,723	4,672,589
Dover Corp.	29,465	1,941,743
Flowserve Corp.	25,124	1,161,734
Illinois Tool Works, Inc.	62,060	5,832,399
Ingersoll-Rand PLC	49,976	2,932,092
PACCAR, Inc.	66,860	3,474,046
Parker-Hannifin Corp.	26,071	2,728,591
Pentair PLC	33,915	1,922,980
Snap-On, Inc.	10,958	1,886,529
Stanley Black & Decker, Inc.	28,864	3,150,794
Xylem, Inc.	34,185	1,275,784
Total		42,366,409
Professional Services 0.3%
Dun & Bradstreet Corp. (The)	6,798	732,756
Equifax, Inc.	22,269	2,482,994
Nielsen Holdings PLC	69,100	3,225,588
Robert Half International, Inc.	25,334	1,296,594
Verisk Analytics, Inc. (a)	29,180	2,187,041
Total		9,924,973
Road & Rail 0.8%
CSX Corp.	185,283	5,267,596
JB Hunt Transport Services, Inc.	17,300	1,353,552
Kansas City Southern	20,782	1,889,499
Norfolk Southern Corp.	56,761	5,395,701
Ryder System, Inc.	10,051	662,964
Union Pacific Corp.	163,428	13,719,781
Total		28,289,093
Trading Companies & Distributors 0.2%
Fastenal Co.	54,653	2,217,819

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
United Rentals, Inc. (a)	17,965	$1,413,306
WW Grainger, Inc.	11,437	2,293,576
Total		5,924,701
TOTAL INDUSTRIALS		349,442,487
INFORMATION TECHNOLOGY 20.4%
Communications Equipment 1.3%
Cisco Systems, Inc.	957,919	26,103,293
F5 Networks, Inc. (a)	13,373	1,377,419
Harris Corp.	23,368	1,942,582
Juniper Networks, Inc.	66,616	2,007,140
Motorola Solutions, Inc.	30,281	2,173,570
QUALCOMM, Inc.	295,934	14,438,620
Total		48,042,624
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	58,228	3,205,451
Corning, Inc.	230,905	4,324,851
FLIR Systems, Inc.	26,414	807,212
TE Connectivity Ltd.	75,791	5,084,818
Total		13,422,332
Internet Software & Services 4.0%
Akamai Technologies, Inc. (a)	33,642	1,938,116
Alphabet, Inc., Class A (a)	54,604	41,654,661
Alphabet, Inc., Class C (a)	55,707	41,368,018
eBay, Inc. (a)	211,098	6,246,390
Facebook, Inc., Class A (a)	425,615	44,366,108
VeriSign, Inc. (a)	18,807	1,682,098
Yahoo!, Inc. (a)	163,129	5,515,391
Total		142,770,782
IT Services 3.6%
Accenture PLC, Class A	117,552	12,603,925
Alliance Data Systems Corp. (a)	11,575	3,320,289
Automatic Data Processing, Inc.	87,730	7,567,590
Cognizant Technology Solutions Corp., Class A (a)	114,807	7,414,236
CSRA, Inc. (a)	26,058	821,088
Fidelity National Information Services, Inc.	53,038	3,376,930
Fiserv, Inc. (a)	44,179	4,251,787
International Business Machines Corp.	169,732	23,664,035
MasterCard, Inc., Class A	187,970	18,406,022
Paychex, Inc.	60,549	3,284,783
PayPal Holdings, Inc. (a)	208,888	7,365,391

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Teradata Corp. (a)	25,053	$749,335
Total System Services, Inc.	31,877	1,783,837
Visa, Inc., Class A	367,544	29,039,652
Western Union Co. (The)	96,324	1,816,671
Xerox Corp.	179,335	1,891,984
Total		127,357,555
Semiconductors & Semiconductor Equipment 2.5%
Altera Corp.	56,972	3,008,122
Analog Devices, Inc.	59,079	3,641,039
Applied Materials, Inc.	226,137	4,244,591
Avago Technologies Ltd.	48,935	6,383,571
Broadcom Corp., Class A	105,291	5,752,047
First Solar, Inc. (a)	14,255	805,550
Intel Corp.	895,409	31,133,371
KLA-Tencor Corp.	29,669	1,972,098
Lam Research Corp.	29,799	2,330,282
Linear Technology Corp.	45,153	2,064,395
Microchip Technology, Inc.	39,760	1,919,613
Micron Technology, Inc. (a)	202,740	3,229,648
NVIDIA Corp.	96,444	3,059,204
Qorvo, Inc. (a)	26,620	1,545,823
Skyworks Solutions, Inc.	35,930	2,982,909
Texas Instruments, Inc.	193,319	11,235,700
Xilinx, Inc.	48,716	2,420,698
Total		87,728,661
Software 4.2%
Activision Blizzard, Inc.	94,740	3,567,908
Adobe Systems, Inc. (a)	93,733	8,572,820
Autodesk, Inc. (a)	42,608	2,704,330
CA, Inc.	59,019	1,659,024
Citrix Systems, Inc. (a)	30,267	2,320,571
Electronic Arts, Inc. (a)	58,716	3,980,358
Intuit, Inc.	52,233	5,233,747
Microsoft Corp.	1,506,402	81,872,949
Oracle Corp.	612,520	23,869,904
Red Hat, Inc. (a)	34,561	2,813,611
Salesforce.com, inc. (a)	116,847	9,311,537
Symantec Corp.	128,860	2,523,079
Total		148,429,838
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	1,074,099	127,065,912
EMC Corp.	362,518	9,186,206
Hewlett Packard Enterprise Co. (a)	340,233	5,055,862
HP, Inc.	340,233	4,266,522

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.	56,519	$1,732,873
SanDisk Corp.	38,510	2,844,734
Seagate Technology PLC	56,891	2,044,662
Western Digital Corp.	43,391	2,708,032
Total		154,904,803
TOTAL INFORMATION TECHNOLOGY		722,656,595
MATERIALS 2.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	36,440	4,988,272
Airgas, Inc.	12,658	1,749,336
CF Industries Holdings, Inc.	43,895	2,025,315
Dow Chemical Co. (The)	218,127	11,370,960
Eastman Chemical Co.	27,997	2,033,982
Ecolab, Inc.	50,023	5,960,741
EI du Pont de Nemours & Co.	170,422	11,476,217
FMC Corp.	25,165	1,081,340
International Flavors & Fragrances, Inc.	15,176	1,821,272
LyondellBasell Industries NV, Class A	70,198	6,726,372
Monsanto Co.	82,882	7,887,051
Mosaic Co. (The)	63,503	2,009,235
PPG Industries, Inc.	50,992	5,391,894
Praxair, Inc.	53,952	6,085,786
Sherwin-Williams Co. (The)	14,926	4,120,621
Total		74,728,394
Construction Materials 0.1%
Martin Marietta Materials, Inc.	12,615	1,985,601
Vulcan Materials Co.	25,084	2,575,374
Total		4,560,975
Containers & Packaging 0.2%
Avery Dennison Corp.	17,219	1,135,765
Ball Corp.	26,027	1,806,794
Owens-Illinois, Inc. (a)	30,282	584,140
Sealed Air Corp.	38,774	1,758,789
Westrock Co.	49,318	2,496,970
Total		7,782,458
Metals & Mining 0.3%
Alcoa, Inc.	246,695	2,309,065
Freeport-McMoRan, Inc.	214,126	1,751,551
Newmont Mining Corp.	99,646	1,834,483
Nucor Corp.	60,195	2,495,083
Total		8,390,182

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products 0.1%
International Paper Co.	78,685	$3,291,394
TOTAL MATERIALS		98,753,403
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	1,158,530	39,007,705
CenturyLink, Inc.	106,042	2,855,711
Frontier Communications Corp.	220,031	1,097,955
Level 3 Communications, Inc. (a)	54,285	2,759,306
Verizon Communications, Inc.	765,766	34,804,065
Total		80,524,742
TOTAL TELECOMMUNICATION SERVICES		80,524,742
UTILITIES 2.8%
Electric Utilities 1.6%
American Electric Power Co., Inc.	92,395	5,175,044
Duke Energy Corp.	129,647	8,784,881
Edison International	61,361	3,642,389
Entergy Corp.	33,810	2,252,760
Eversource Energy	59,736	3,043,549
Exelon Corp.	173,203	4,730,174
FirstEnergy Corp.	79,567	2,497,608
NextEra Energy, Inc.	86,693	8,657,163
Pepco Holdings, Inc.	47,744	1,225,588
Pinnacle West Capital Corp.	20,874	1,322,577
PPL Corp.	126,191	4,295,542
Southern Co. (The)	171,102	7,620,883
Xcel Energy, Inc.	95,536	3,406,814
Total		56,654,972
Gas Utilities —%
AGL Resources, Inc.	22,623	1,415,521

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	128,608	$1,284,794
NRG Energy, Inc.	62,283	769,818
Total		2,054,612
Multi-Utilities 1.1%
Ameren Corp.	45,699	1,999,788
CenterPoint Energy, Inc.	81,044	1,373,696
CMS Energy Corp.	52,111	1,824,927
Consolidated Edison, Inc.	55,159	3,428,132
Dominion Resources, Inc.	111,940	7,541,398
DTE Energy Co.	33,807	2,721,125
NiSource, Inc.	59,867	1,148,848
PG&E Corp.	92,129	4,857,962
Public Service Enterprise Group, Inc.	95,280	3,725,448
SCANA Corp.	26,921	1,592,108
Sempra Energy	44,358	4,401,644
TECO Energy, Inc.	44,305	1,166,108
WEC Energy Group, Inc.	59,455	2,932,320
Total		38,713,504
TOTAL UTILITIES		98,838,609
Total Common Stocks (Cost: $2,089,852,000)		$3,452,812,519

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.184% (c)(f)	83,224,550	$83,224,550
Total Money Market Funds (Cost: $83,224,550)		$83,224,550
Total Investments (Cost: $2,173,076,550) (g)		$3,536,037,069(h)
Other Assets & Liabilities, Net		1,787,375
Net Assets		$3,537,824,444

At November 30, 2015, cash totaling $442,893 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at November 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	170	USD	88,391,500	12/2015	5,408,480	—

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	1,067,614	244,286	(371,330)	49,434	990,004	69,994	3,791,280
Columbia Short-Term Cash Fund	172,199,950	477,365,553	(566,340,953)	—	83,224,550	92,553	83,224,550
Total	173,267,564	477,609,839	(566,712,283)	49,434	84,214,554	162,547	87,015,830

(d)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at November 30, 2015 was $1, which represents less than 0.01% of net assets.  Information concerning such security holdings at November 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Five Star Quality Care, Inc.	01-02-2002	2

(e)	Represents fractional shares.
(f)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(g)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $2,173,077,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,502,177,000
Unrealized Depreciation	(139,217,000)
Net Unrealized Appreciation	$1,362,960,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	451,780,493	—	—	451,780,493
Consumer Staples	330,212,771	—	—	330,212,771
Energy	243,618,615	—	—	243,618,615
Financials	572,527,356	—	—	572,527,356
Health Care	504,457,447	1	—	504,457,448
Industrials	349,442,487	—	—	349,442,487
Information Technology	722,656,595	—	—	722,656,595
Materials	98,753,403	—	—	98,753,403
Telecommunication Services	80,524,742	—	—	80,524,742
Utilities	98,838,609	—	—	98,838,609
Total Common Stocks	3,452,812,518	1	—	3,452,812,519
Money Market Funds	—	83,224,550	—	83,224,550
Total Investments	3,452,812,518	83,224,551	—	3,536,037,069
Derivatives
Assets
Futures Contracts	5,408,480	—	—	5,408,480
Total	3,458,220,998	83,224,551	—	3,541,445,549

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	172,199,950	172,199,950	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Mid Cap Index Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
CONSUMER DISCRETIONARY 12.3%
Auto Components 0.5%
Dana Holding Corp.	371,450	$6,106,638
Gentex Corp.	678,706	11,358,145
Total		17,464,783
Automobiles 0.2%
Thor Industries, Inc.	105,644	6,118,900
Distributors 0.6%
LKQ Corp. (a)	706,657	20,839,315
Diversified Consumer Services 0.7%
DeVry Education Group, Inc.	132,468	3,146,115
Graham Holdings Co., Class B	10,402	5,630,082
Service Corp. International	464,381	12,933,011
Sotheby’s	143,342	4,058,012
Total		25,767,220
Hotels, Restaurants & Leisure 1.9%
Brinker International, Inc.	139,289	6,354,364
Buffalo Wild Wings, Inc. (a)	44,060	7,060,175
Cheesecake Factory, Inc. (The)	104,645	4,931,919
Cracker Barrel Old Country Store, Inc.	55,520	6,991,078
Domino’s Pizza, Inc.	127,260	13,676,632
Dunkin’ Brands Group, Inc.	220,720	9,362,943
International Speedway Corp., Class A	61,919	2,203,697
Jack in the Box, Inc.	84,770	6,284,848
Panera Bread Co., Class A (a)	56,571	10,284,608
Wendy’s Co. (The)	504,928	5,306,793
Total		72,457,057
Household Durables 2.3%
CalAtlantic Group, Inc. (a)	176,690	7,438,649
Jarden Corp. (a)	459,811	21,463,978
KB Home	211,106	2,974,484
MDC Holdings, Inc.	90,628	2,377,172
NVR, Inc. (a)	8,842	14,876,488
Tempur Sealy International, Inc. (a)	143,434	11,403,003
Toll Brothers, Inc. (a)	375,786	13,971,723
TRI Pointe Group, Inc. (a)	337,340	4,705,893
Tupperware Brands Corp.	115,610	6,563,180
Total		85,774,570
Internet & Catalog Retail 0.1%
HSN, Inc.	74,769	3,730,973
Leisure Products 0.9%
Brunswick Corp.	213,090	11,214,927

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Leisure Products (continued)
Polaris Industries, Inc.	142,564	$15,030,522
Vista Outdoor, Inc. (a)	146,434	6,450,418
Total		32,695,867
Media 1.5%
AMC Networks, Inc., Class A (a)	141,084	11,471,540
Cable One, Inc.	10,294	4,593,801
Cinemark Holdings, Inc.	244,493	8,483,907
DreamWorks Animation SKG, Inc., Class A (a)	164,460	4,052,294
John Wiley & Sons, Inc., Class A	114,434	5,903,650
Live Nation Entertainment, Inc. (a)	337,660	8,573,187
Meredith Corp.	87,278	4,071,519
New York Times Co. (The), Class A	293,529	4,132,888
Time, Inc.	254,320	4,231,885
Total		55,514,671
Multiline Retail 0.3%
Big Lots, Inc.	120,230	5,409,148
JCPenney Co., Inc. (a)	708,000	5,642,760
Total		11,051,908
Specialty Retail 2.5%
Aaron’s, Inc.	149,699	3,633,195
Abercrombie & Fitch Co., Class A	161,230	4,122,651
American Eagle Outfitters, Inc.	416,674	6,487,614
Ascena Retail Group, Inc. (a)	397,159	4,499,812
Cabela’s, Inc. (a)	115,710	5,423,328
Chico’s FAS, Inc.	322,798	3,873,576
CST Brands, Inc.	175,230	6,525,565
Dick’s Sporting Goods, Inc.	217,070	8,472,242
Foot Locker, Inc.	322,837	20,984,405
Guess?, Inc.	151,048	2,974,135
Murphy USA, Inc. (a)	93,340	5,559,331
Office Depot, Inc. (a)	1,143,282	7,534,228
Rent-A-Center, Inc.	122,957	2,109,942
Williams-Sonoma, Inc.	195,198	12,361,889
Total		94,561,913
Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.	121,072	10,440,039
Deckers Outdoor Corp. (a)	75,732	3,706,324
Kate Spade & Co. (a)	295,900	5,929,836
Skechers U.S.A., Inc., Class A (a)	296,780	8,962,756
Total		29,038,955
TOTAL CONSUMER DISCRETIONARY		455,016,132

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 4.1%
Beverages 0.1%
Boston Beer Co., Inc. (The), Class A (a)	22,480	$4,802,178
Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	90,350	10,504,994
SUPERVALU, Inc. (a)	613,921	4,125,549
United Natural Foods, Inc. (a)	116,081	5,097,117
Total		19,727,660
Food Products 2.2%
Dean Foods Co.	218,845	4,105,532
Flowers Foods, Inc.	428,651	10,081,871
Hain Celestial Group, Inc. (The) (a)	237,800	10,154,060
Ingredion, Inc.	165,406	16,304,069
Lancaster Colony Corp.	45,015	5,233,444
Post Holdings, Inc. (a)	140,681	9,780,143
Tootsie Roll Industries, Inc.	41,419	1,327,479
TreeHouse Foods, Inc. (a)	99,810	8,629,573
WhiteWave Foods Co. (The), Class A (a)	407,320	16,549,412
Total		82,165,583
Household Products 0.9%
Church & Dwight Co., Inc.	303,471	26,028,708
Energizer Holdings, Inc.	144,133	4,874,578
Total		30,903,286
Personal Products 0.4%
Avon Products, Inc.	1,008,760	3,480,222
Edgewell Personal Care Co.	144,133	11,602,706
Total		15,082,928
TOTAL CONSUMER STAPLES		152,681,635
ENERGY 3.4%
Energy Equipment & Services 1.4%
Atwood Oceanics, Inc.	134,845	2,141,339
Dril-Quip, Inc. (a)	89,700	5,660,967
Nabors Industries Ltd.	676,330	6,837,696
Noble Corp. PLC	560,770	7,441,418
Oceaneering International, Inc.	226,756	9,918,307
Oil States International, Inc. (a)	118,868	3,770,493
Patterson-UTI Energy, Inc.	341,133	5,533,177
Rowan Companies PLC, Class A	289,210	5,879,639
Superior Energy Services, Inc.	349,349	5,474,299
Total		52,657,335
Oil, Gas & Consumable Fuels 2.0%
California Resources Corp.	725,300	2,973,730

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Denbury Resources, Inc.	823,760	$3,047,912
Energen Corp.	182,615	10,827,243
Gulfport Energy Corp. (a)	250,780	6,374,828
HollyFrontier Corp.	436,990	21,010,479
QEP Resources, Inc.	372,580	5,886,764
SM Energy Co.	157,479	4,625,158
Western Refining, Inc.	163,920	7,419,019
World Fuel Services Corp.	166,350	7,251,197
WPX Energy, Inc. (a)	542,070	4,650,961
Total		74,067,291
TOTAL ENERGY		126,724,626
FINANCIALS 26.1%
Banks 5.6%
Associated Banc-Corp.	348,119	7,139,921
BancorpSouth, Inc.	201,990	5,433,531
Bank of Hawaii Corp.	100,816	6,975,459
Bank of the Ozarks, Inc.	181,070	9,828,480
Cathay General Bancorp	178,035	6,110,161
Commerce Bancshares, Inc.	195,323	8,969,269
Cullen/Frost Bankers, Inc.	128,849	8,992,372
East West Bancorp, Inc.	333,377	14,461,894
First Horizon National Corp.	542,340	8,064,596
First Niagara Financial Group, Inc.	822,299	8,864,383
FirstMerit Corp.	384,156	7,771,476
Fulton Financial Corp.	405,435	5,866,644
Hancock Holding Co.	180,961	5,269,584
International Bancshares Corp.	129,402	3,948,055
PacWest Bancorp	261,230	12,283,035
Prosperity Bancshares, Inc.	152,585	8,454,735
Signature Bank (a)	117,911	18,647,625
SVB Financial Group (a)	119,297	15,804,467
Synovus Financial Corp.	305,895	10,210,775
TCF Financial Corp.	391,889	6,003,739
Trustmark Corp.	156,560	3,953,140
Umpqua Holdings Corp.	510,670	9,151,206
Valley National Bancorp	539,331	6,008,147
Webster Financial Corp.	213,035	8,566,137
Total		206,778,831
Capital Markets 2.1%
Eaton Vance Corp.	272,322	9,781,806
Federated Investors, Inc., Class B	220,660	6,911,071
Janus Capital Group, Inc.	341,680	5,395,127
Raymond James Financial, Inc.	296,986	17,441,988
SEI Investments Co.	322,935	17,564,435

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Stifel Financial Corp. (a)	160,910	$7,298,878
Waddell & Reed Financial, Inc., Class A	194,066	7,258,068
WisdomTree Investments, Inc.	265,520	5,775,060
Total		77,426,433
Consumer Finance 0.2%
SLM Corp. (a)	986,980	6,667,050
Diversified Financial Services 1.5%
CBOE Holdings, Inc.	191,858	13,854,066
Factset Research Systems, Inc.	95,984	16,272,168
MarkeTaxess Holdings, Inc.	86,440	9,230,063
MSCI, Inc.	214,157	15,016,689
Total		54,372,986
Insurance 5.5%
Alleghany Corp. (a)	37,008	18,850,395
American Financial Group, Inc.	166,487	12,320,038
Arthur J Gallagher & Co.	404,508	17,697,225
Aspen Insurance Holdings Ltd.	140,854	7,115,944
Brown & Brown, Inc.	270,973	8,795,784
CNO Financial Group, Inc.	445,470	9,011,858
Endurance Specialty Holdings Ltd.	140,400	9,260,784
Everest Re Group Ltd.	102,410	18,888,500
First American Financial Corp.	251,785	9,930,400
Genworth Financial, Inc., Class A (a)	1,152,770	5,821,489
Hanover Insurance Group, Inc. (The)	102,420	8,664,732
Kemper Corp.	112,841	4,638,894
Mercury General Corp.	84,381	4,366,717
Old Republic International Corp.	559,676	10,611,457
Primerica, Inc.	114,935	5,889,269
Reinsurance Group of America, Inc.	154,039	14,153,103
RenaissanceRe Holdings Ltd.	106,470	11,792,617
StanCorp Financial Group, Inc.	98,028	11,139,902
WR Berkley Corp.	228,723	12,730,722
Total		201,679,830
Real Estate Investment Trusts (REITs) 10.0%
Alexandria Real Estate Equities, Inc.	167,571	15,431,613
American Campus Communities, Inc.	260,303	10,516,241
BioMed Realty Trust, Inc.	468,265	10,990,180
Camden Property Trust	201,277	15,373,537
Care Capital Properties, Inc.	191,710	6,067,622
Communications Sales & Leasing, Inc. (a)	279,134	5,429,156
Corporate Office Properties Trust	219,071	4,883,093

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Corrections Corp. of America	271,425	$6,997,336
Douglas Emmett, Inc.	322,080	9,978,038
Duke Realty Corp.	800,119	16,282,422
Equity One, Inc.	171,055	4,657,828
Extra Space Storage, Inc.	284,705	23,844,044
Federal Realty Investment Trust	160,203	23,472,944
Highwoods Properties, Inc.	218,124	9,501,481
Hospitality Properties Trust	351,063	9,749,020
Kilroy Realty Corp.	213,685	14,259,200
Lamar Advertising Co. Class A	189,839	11,088,496
LaSalle Hotel Properties	262,140	7,394,969
Liberty Property Trust	347,301	11,773,504
Mack-Cali Realty Corp.	206,468	4,851,998
Mid-America Apartment Communities, Inc.	174,680	15,469,661
National Retail Properties, Inc.	311,558	11,982,521
Omega Healthcare Investors, Inc.	374,870	12,910,523
Post Properties, Inc.	126,540	7,460,798
Potlatch Corp.	94,267	3,150,403
Rayonier, Inc.	291,875	7,042,944
Regency Centers Corp.	218,208	14,702,855
Senior Housing Properties Trust	550,175	7,950,029
Sovran Self Storage, Inc.	83,050	8,345,694
Tanger Factory Outlet Centers, Inc.	222,110	7,398,484
Taubman Centers, Inc.	141,039	10,136,473
UDR, Inc.	607,197	22,411,641
Urban Edge Properties	213,990	5,133,620
Weingarten Realty Investors	264,247	9,238,075
WP Glimcher, Inc.	429,440	4,530,592
Total		370,407,035
Real Estate Management & Development 0.6%
Alexander & Baldwin, Inc.	106,466	4,036,126
Jones Lang LaSalle, Inc.	104,198	17,309,372
Total		21,345,498
Thrifts & Mortgage Finance 0.6%
New York Community Bancorp, Inc.	1,123,864	18,431,370
Washington Federal, Inc.	217,799	5,627,926
Total		24,059,296
TOTAL FINANCIALS		962,736,959
HEALTH CARE 9.2%
Biotechnology 0.4%
United Therapeutics Corp. (a)	105,538	16,108,265

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 4.2%
Align Technology, Inc. (a)	168,880	$11,271,051
Cooper Companies, Inc. (The)	112,612	16,469,505
Halyard Health, Inc. (a)	108,020	3,455,560
Hill-Rom Holdings, Inc.	130,694	6,653,631
Hologic, Inc. (a)	568,176	22,925,902
IDEXX Laboratories, Inc. (a)	213,222	15,100,382
LivaNova PLC (a)	97,980	5,864,103
ResMed, Inc.	325,647	19,398,792
Sirona Dental Systems, Inc. (a)	129,450	14,042,736
STERIS PLC	196,828	15,033,723
Teleflex, Inc.	96,397	12,695,485
West Pharmaceutical Services, Inc.	166,870	10,521,153
Total		153,432,023
Health Care Providers & Services 2.6%
Amsurg Corp. (a)	112,270	9,437,416
Centene Corp. (a)	275,990	15,938,423
Community Health Systems, Inc. (a)	273,748	7,922,267
Health Net, Inc. (a)	179,114	11,330,752
LifePoint Health, Inc. (a)	102,917	7,369,886
Mednax, Inc. (a)	218,032	15,560,944
Molina Healthcare, Inc. (a)	94,830	5,714,456
Owens & Minor, Inc.	146,040	5,624,000
VCA, Inc. (a)	188,072	10,349,602
WellCare Health Plans, Inc. (a)	102,136	8,424,177
Total		97,671,923
Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc. (a)	437,823	6,668,044
Life Sciences Tools & Services 1.5%
Bio-Rad Laboratories, Inc., Class A (a)	47,921	6,695,522
Bio-Techne Corp.	86,131	7,856,009
Charles River Laboratories International, Inc. (a)	108,408	8,300,801
Mettler-Toledo International, Inc. (a)	64,191	22,003,391
PAREXEL International Corp. (a)	128,250	8,701,762
Total		53,557,485
Pharmaceuticals 0.3%
Akorn, Inc. (a)	185,640	6,181,812
Catalent, Inc. (a)	227,970	6,348,965
Total		12,530,777
TOTAL HEALTH CARE		339,968,517

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 15.0%
Aerospace & Defense 1.6%
B/E Aerospace, Inc.	246,174	$11,378,162
Esterline Technologies Corp. (a)	71,403	6,788,997
Huntington Ingalls Industries, Inc.	110,819	14,508,424
KLX, Inc. (a)	122,262	3,924,610
Orbital ATK, Inc.	136,977	11,767,694
Teledyne Technologies, Inc. (a)	82,020	7,587,670
Triumph Group, Inc.	114,272	4,576,594
Total		60,532,151
Airlines 1.1%
Alaska Air Group, Inc.	295,066	23,525,612
JetBlue Airways Corp. (a)	729,586	18,049,958
Total		41,575,570
Building Products 1.3%
AO Smith Corp.	175,510	13,998,678
Fortune Brands Home & Security, Inc.	370,661	20,375,235
Lennox International, Inc.	92,872	12,623,162
Total		46,997,075
Commercial Services & Supplies 1.7%
Clean Harbors, Inc. (a)	123,220	5,334,194
Copart, Inc. (a)	253,614	10,010,145
Deluxe Corp.	115,782	6,790,614
Herman Miller, Inc.	138,679	4,397,511
HNI Corp.	102,785	4,549,264
MSA Safety, Inc.	73,576	3,450,714
Rollins, Inc.	217,839	5,914,329
RR Donnelley & Sons Co.	483,658	7,782,057
Waste Connections, Inc.	286,004	15,587,218
Total		63,816,046
Construction & Engineering 0.6%
AECOM (a)	349,865	11,136,203
Granite Construction, Inc.	91,262	3,720,752
KBR, Inc.	334,517	6,503,010
Total		21,359,965
Electrical Equipment 1.1%
Acuity Brands, Inc.	100,912	23,298,563
Hubbell, Inc., Class B	117,505	11,667,071
Regal Beloit Corp.	103,914	6,698,296
Total		41,663,930
Industrial Conglomerates 0.4%
Carlisle Companies, Inc.	151,164	13,370,456

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 4.3%
AGCO Corp.	173,681	$8,729,207
CLARCOR, Inc.	116,098	6,133,457
Crane Co.	114,355	5,948,747
Donaldson Co., Inc.	290,965	9,136,301
Graco, Inc.	133,782	10,095,190
IDEX Corp.	179,353	14,133,016
ITT Corp.	207,182	8,227,197
Joy Global, Inc.	225,850	3,466,798
Kennametal, Inc.	184,056	5,383,638
Lincoln Electric Holdings, Inc.	157,765	8,905,834
Nordson Corp.	132,526	9,612,111
Oshkosh Corp.	181,500	7,960,590
Terex Corp.	251,445	5,149,594
Timken Co. (The)	170,445	5,495,147
Toro Co. (The)	127,020	9,789,431
Trinity Industries, Inc.	357,946	9,718,234
Valmont Industries, Inc.	53,881	6,317,547
Wabtec Corp.	224,040	17,950,085
Woodward, Inc.	132,617	6,687,875
Total		158,839,999
Marine 0.2%
Kirby Corp. (a)	126,948	8,200,841
Professional Services 1.3%
CEB, Inc.	77,688	6,002,952
FTI Consulting, Inc. (a)	96,963	3,624,477
ManpowerGroup, Inc.	177,977	16,067,763
Towers Watson & Co.	160,570	21,598,271
Total		47,293,463
Road & Rail 0.8%
Genesee & Wyoming, Inc., Class A (a)	131,854	9,133,527
Landstar System, Inc.	100,988	6,303,671
Old Dominion Freight Line, Inc. (a)	162,100	10,327,391
Werner Enterprises, Inc.	103,294	2,784,806
Total		28,549,395
Trading Companies & Distributors 0.6%
GATX Corp.	100,118	4,635,464
MSC Industrial Direct Co., Inc., Class A	112,200	6,922,740
NOW, Inc. (a)	248,390	4,565,408
Watsco, Inc.	59,563	7,571,053
Total		23,694,665
TOTAL INDUSTRIALS		555,893,556

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 16.0%
Communications Equipment 1.0%
Arris Group, Inc. (a)	312,550	$9,554,654
Ciena Corp. (a)	293,552	7,350,542
InterDigital, Inc.	83,234	4,385,599
Netscout Systems, Inc. (a)	233,460	7,727,526
Plantronics, Inc.	81,659	4,320,578
Polycom, Inc. (a)	309,060	4,212,488
Total		37,551,387
Electronic Equipment, Instruments & Components 3.6%
Arrow Electronics, Inc. (a)	218,816	12,376,233
Avnet, Inc.	311,610	14,122,165
Belden, Inc.	98,890	6,207,325
Cognex Corp.	201,860	7,489,006
FEI Co.	96,390	7,712,164
Ingram Micro, Inc., Class A	361,116	11,169,318
IPG Photonics Corp. (a)	84,310	7,688,229
Jabil Circuit, Inc.	449,200	11,495,028
Keysight Technologies, Inc. (a)	392,440	12,091,076
Knowles Corp. (a)	204,780	3,372,727
National Instruments Corp.	235,916	7,407,762
Tech Data Corp. (a)	81,864	5,538,100
Trimble Navigation Ltd. (a)	595,708	13,641,713
Vishay Intertechnology, Inc.	313,888	3,741,545
Zebra Technologies Corp., Class A (a)	120,685	9,678,937
Total		133,731,328
Internet Software & Services 0.2%
Rackspace Hosting, Inc. (a)	265,336	7,593,916
IT Services 4.0%
Acxiom Corp. (a)	180,633	4,136,496
Broadridge Financial Solutions, Inc.	274,102	15,070,128
Computer Sciences Corp.	320,580	10,043,771
Convergys Corp.	227,764	5,867,201
CoreLogic, Inc. (a)	206,447	7,609,636
DST Systems, Inc.	78,087	9,548,478
Gartner, Inc. (a)	192,447	17,955,305
Global Payments, Inc.	301,824	21,384,230
Jack Henry & Associates, Inc.	187,698	14,899,467
Leidos Holdings, Inc.	148,632	8,610,252
MAXIMUS, Inc.	152,840	8,673,670
NeuStar, Inc., Class A (a)	126,065	3,176,838
Science Applications International Corp.	97,074	4,876,998
VeriFone Systems, Inc. (a)	264,876	7,596,644
WEX, Inc. (a)	89,577	8,444,424
Total		147,893,538

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc. (a)	1,462,650	$3,451,854
Atmel Corp.	969,624	8,387,248
Cree, Inc. (a)	239,388	6,616,684
Cypress Semiconductor Corp.	776,872	8,405,755
Fairchild Semiconductor International, Inc. (a)	267,503	5,227,009
Integrated Device Technology, Inc. (a)	343,611	9,634,853
Intersil Corp., Class A	306,186	4,433,573
Silicon Laboratories, Inc. (a)	92,612	5,011,235
SunEdison, Inc. (a)	730,131	2,329,118
Synaptics, Inc. (a)	84,430	7,579,281
Teradyne, Inc.	488,610	10,153,316
Total		71,229,926
Software 4.6%
ACI Worldwide, Inc. (a)	272,998	6,420,913
ANSYS, Inc. (a)	208,913	19,472,781
Cadence Design Systems, Inc. (a)	675,273	15,058,588
CDK Global, Inc.	370,940	17,586,265
CommVault Systems, Inc. (a)	98,025	4,017,065
Fair Isaac Corp.	72,162	6,873,430
Fortinet, Inc. (a)	337,150	12,144,143
Manhattan Associates, Inc. (a)	170,140	13,032,724
Mentor Graphics Corp.	230,927	4,325,263
PTC, Inc. (a)	264,590	9,535,824
SolarWinds, Inc. (a)	144,663	8,452,659
Solera Holdings, Inc.	155,350	8,348,509
Synopsys, Inc. (a)	361,406	18,099,212
Tyler Technologies, Inc. (a)	75,010	13,384,784
Ultimate Software Group, Inc. (The) (a)	66,250	13,084,375
Total		169,836,535
Technology Hardware, Storage & Peripherals 0.6%
3D Systems Corp. (a)	246,580	2,248,809
Diebold, Inc.	150,552	5,219,638
Lexmark International, Inc., Class A	142,780	4,903,065
NCR Corp. (a)	365,970	9,921,447
Total		22,292,959
TOTAL INFORMATION TECHNOLOGY		590,129,589
MATERIALS 6.8%
Chemicals 3.4%
Albemarle Corp.	260,029	13,927,153
Ashland, Inc.	147,680	16,636,152
Cabot Corp.	145,809	6,348,524
Chemours Co. LLC (The)	419,410	2,621,313
Cytec Industries, Inc.	165,612	12,399,370

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Minerals Technologies, Inc.	80,535	$4,956,124
NewMarket Corp.	24,183	9,991,206
Olin Corp.	382,403	8,324,913
PolyOne Corp.	205,460	7,392,451
RPM International, Inc.	309,221	14,527,203
Scotts Miracle-Gro Co., Class A	105,067	7,332,626
Sensient Technologies Corp.	106,210	7,099,076
Valspar Corp. (The)	171,324	14,475,165
Total		126,031,276
Construction Materials 0.2%
Eagle Materials, Inc.	116,760	8,065,781
Containers & Packaging 1.5%
AptarGroup, Inc.	145,532	10,839,224
Bemis Co., Inc.	225,820	10,640,639
Greif, Inc., Class A	59,573	2,113,054
Packaging Corp. of America	226,479	15,398,307
Silgan Holdings, Inc.	93,755	5,093,709
Sonoco Products Co.	233,906	10,249,761
Total		54,334,694
Metals & Mining 1.4%
Allegheny Technologies, Inc.	253,090	3,206,650
Carpenter Technology Corp.	114,812	4,126,343
Commercial Metals Co.	267,912	3,962,418
Compass Minerals International, Inc.	78,084	6,569,988
Reliance Steel & Aluminum Co.	170,271	10,013,638
Royal Gold, Inc.	151,075	5,431,146
Steel Dynamics, Inc.	560,979	9,755,425
United States Steel Corp.	338,930	2,735,165
Worthington Industries, Inc.	109,040	3,355,161
Total		49,155,934
Paper & Forest Products 0.3%
Domtar Corp.	145,606	5,982,950
Louisiana-Pacific Corp. (a)	330,647	6,083,905
Total		12,066,855
TOTAL MATERIALS		249,654,540
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	218,465	6,180,375
TOTAL TELECOMMUNICATION SERVICES		6,180,375

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 4.6%
Electric Utilities 1.7%
Cleco Corp.	140,169	$7,023,869
Great Plains Energy, Inc.	357,666	9,653,405
Hawaiian Electric Industries, Inc.	249,036	7,117,449
IDACORP, Inc.	116,669	7,938,159
OGE Energy Corp.	462,768	12,082,872
PNM Resources, Inc.	184,600	5,353,400
Westar Energy, Inc.	327,351	13,971,341
Total		63,140,495
Gas Utilities 1.6%
Atmos Energy Corp.	234,927	14,638,301
National Fuel Gas Co.	195,985	8,960,434
ONE Gas, Inc.	120,850	5,891,438
Questar Corp.	407,272	7,717,804
UGI Corp.	400,411	13,882,249
WGL Holdings, Inc.	115,245	7,106,007
Total		58,196,233
Independent Power and Renewable Electricity Producers —%
Talen Energy Corp. (a)	148,910	1,160,009

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 1.0%
Alliant Energy Corp.	262,488	$15,799,153
Black Hills Corp.	116,652	5,006,704
MDU Resources Group, Inc.	452,056	7,874,815
Vectren Corp.	191,570	8,155,135
Total		36,835,807
Water Utilities 0.3%
Aqua America, Inc.	409,748	12,026,104
TOTAL UTILITIES		171,358,648
Total Common Stocks (Cost: $2,487,396,270)		$3,610,344,577

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.184% (b)(c)	59,605,848	$59,605,848
Total Money Market Funds (Cost: $59,605,848)		$59,605,848
Total Investments
(Cost: $2,547,002,118) (d)		$3,669,950,425(e)
Other Assets & Liabilities, Net		26,046,521
Net Assets		$3,695,996,946

At November 30, 2015, cash totaling $3,088,700 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at November 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P MID 400 EMINI	609	USD	88,920,090	12/2015	957,596	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	152,697,480	497,514,905	(590,606,537)	59,605,848	88,529	59,605,848

(d)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $2,547,002,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,299,927,000
Unrealized Depreciation	(176,979,000)
Net Unrealized Appreciation	$1,122,948,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	455,016,132	—	—	455,016,132
Consumer Staples	152,681,635	—	—	152,681,635
Energy	126,724,626	—	—	126,724,626
Financials	962,736,959	—	—	962,736,959
Health Care	339,968,517	—	—	339,968,517
Industrials	555,893,556	—	—	555,893,556
Information Technology	590,129,589	—	—	590,129,589
Materials	249,654,540	—	—	249,654,540
Telecommunication Services	6,180,375	—	—	6,180,375
Utilities	171,358,648	—	—	171,358,648
Total Common Stocks	3,610,344,577	—	—	3,610,344,577
Money Market Funds	—	59,605,848	—	59,605,848
Total Investments	3,610,344,577	59,605,848	—	3,669,950,425
Derivatives
Assets
Futures Contracts	957,596	—	—	957,596
Total	3,611,302,173	59,605,848	—	3,670,908,021

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	152,697,480	152,697,480	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Mid Cap Value Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 9.4%
Auto Components 1.1%
Gentex Corp.	2,096,825	$35,090,366
Diversified Consumer Services 0.8%
Houghton Mifflin Harcourt Co. (a)	1,229,278	24,290,533
Hotels, Restaurants & Leisure 2.2%
Aramark	714,400	23,303,728
Royal Caribbean Cruises Ltd.	466,000	43,156,260
Total		66,459,988
Household Durables 2.9%
D.R. Horton, Inc.	1,140,125	36,837,439
Mohawk Industries, Inc. (a)	156,350	29,819,072
Whirlpool Corp.	136,850	22,240,862
Total		88,897,373
Media 1.2%
Sinclair Broadcast Group, Inc., Class A	1,074,050	37,699,155
Multiline Retail 0.5%
Burlington Stores, Inc. (a)	314,000	15,106,540
Specialty Retail 0.7%
Signet Jewelers Ltd.	155,825	20,473,847
TOTAL CONSUMER DISCRETIONARY		288,017,802
CONSUMER STAPLES 5.4%
Beverages 1.2%
Dr. Pepper Snapple Group, Inc.	401,800	36,061,550
Food Products 4.0%
Hershey Co. (The)	266,450	22,997,299
JM Smucker Co. (The)	515,040	62,417,698
Tyson Foods, Inc., Class A	710,900	35,545,000
Total		120,959,997
Personal Products 0.2%
Coty, Inc. Class A	272,300	7,564,494
TOTAL CONSUMER STAPLES		164,586,041
ENERGY 10.1%
Energy Equipment & Services 3.7%
Cameron International Corp. (a)	334,675	22,854,956

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Helmerich & Payne, Inc.	408,325	$23,784,931
Oceaneering International, Inc.	428,750	18,753,525
Superior Energy Services, Inc.	1,653,975	25,917,788
Weatherford International PLC (a)	1,850,675	20,005,797
Total		111,316,997
Oil, Gas & Consumable Fuels 6.4%
Cabot Oil & Gas Corp.	851,850	16,040,336
Cimarex Energy Co.	397,190	47,273,554
Hess Corp.	490,975	28,967,525
Marathon Petroleum Corp.	566,075	33,064,441
Newfield Exploration Co. (a)	623,775	23,865,631
Noble Energy, Inc.	1,285,450	47,137,451
Total		196,348,938
TOTAL ENERGY		307,665,935
FINANCIALS 32.5%
Banks 6.8%
BankUnited, Inc.	911,350	34,449,030
Cullen/Frost Bankers, Inc.	440,950	30,773,901
Fifth Third Bancorp	3,482,851	71,990,530
M&T Bank Corp.	557,850	69,915,340
Total		207,128,801
Capital Markets 1.5%
E*TRADE Financial Corp. (a)	1,486,300	45,228,109
Consumer Finance 1.8%
Synchrony Financial (a)	1,750,675	55,723,985
Diversified Financial Services 1.5%
Voya Financial, Inc.	1,160,150	47,218,105
Insurance 6.9%
Aon PLC	441,525	41,830,078
Hartford Financial Services Group, Inc. (The)	1,248,643	56,988,067
Lincoln National Corp.	1,055,500	58,041,945
Principal Financial Group, Inc.	1,020,752	52,527,898
Total		209,387,988
Real Estate Investment Trusts (REITs) 11.6%
Camden Property Trust	360,925	27,567,452
Colony Capital, Inc.	802,175	16,412,501
Extra Space Storage, Inc.	299,404	25,075,085
Host Hotels & Resorts, Inc.	2,452,672	40,714,355

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Outfront Media, Inc.	659,802	$15,076,476
ProLogis, Inc.	748,950	32,017,612
SL Green Realty Corp.	397,375	46,922,040
Taubman Centers, Inc.	415,200	29,840,424
UDR, Inc.	1,275,375	47,074,091
Welltower, Inc.	700,775	44,281,972
Weyerhaeuser Co.	929,978	29,917,392
Total		354,899,400
Real Estate Management & Development 1.2%
CBRE Group, Inc., Class A (a)	967,961	36,269,499
Thrifts & Mortgage Finance 1.2%
Radian Group, Inc.	2,623,275	37,381,669
TOTAL FINANCIALS		993,237,556
HEALTH CARE 6.4%
Health Care Equipment & Supplies 4.4%
Boston Scientific Corp. (a)	2,060,300	37,662,284
Teleflex, Inc.	364,575	48,014,527
Zimmer Biomet Holdings, Inc.	504,175	50,926,717
Total		136,603,528
Health Care Providers & Services 0.7%
WellCare Health Plans, Inc. (a)	262,750	21,671,620
Life Sciences Tools & Services 0.7%
PAREXEL International Corp. (a)	305,175	20,706,124
Pharmaceuticals 0.6%
Mallinckrodt PLC (a)	262,350	17,816,189
TOTAL HEALTH CARE		196,797,461
INDUSTRIALS 8.4%
Aerospace & Defense 1.3%
Textron, Inc.	915,250	39,053,718
Airlines 0.8%
United Continental Holdings, Inc. (a)	461,900	25,741,687
Building Products 0.7%
USG Corp. (a)	864,525	20,817,762

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 1.4%
Republic Services, Inc.	966,550	$42,460,541
Industrial Conglomerates 1.2%
Carlisle Companies, Inc.	402,800	35,627,660
Machinery 1.6%
Ingersoll-Rand PLC	844,300	49,535,081
Road & Rail 0.6%
Ryder System, Inc.	298,350	19,679,166
Trading Companies & Distributors 0.8%
AerCap Holdings NV (a)	539,144	24,498,703
TOTAL INDUSTRIALS		257,414,318
INFORMATION TECHNOLOGY 7.9%
Communications Equipment 1.3%
F5 Networks, Inc. (a)	107,750	11,098,250
Harris Corp.	334,425	27,800,750
Total		38,899,000
Electronic Equipment, Instruments & Components 1.5%
Arrow Electronics, Inc. (a)	334,850	18,939,116
FLIR Systems, Inc.	869,675	26,577,268
Total		45,516,384
Semiconductors & Semiconductor Equipment 2.7%
Applied Materials, Inc.	1,299,225	24,386,453
Broadcom Corp., Class A	301,800	16,487,334
NVIDIA Corp.	504,725	16,009,877
NXP Semiconductors NV (a)	185,450	17,332,157
Skyworks Solutions, Inc.	99,325	8,245,962
Total		82,461,783
Software 2.0%
Activision Blizzard, Inc.	1,186,700	44,691,122
Electronic Arts, Inc. (a)	232,425	15,756,091
Total		60,447,213
Technology Hardware, Storage & Peripherals 0.4%
Western Digital Corp.	196,625	12,271,366
TOTAL INFORMATION TECHNOLOGY		239,595,746

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 8.3%
Chemicals 4.0%
Albemarle Corp.	399,600	$21,402,576
Ashland, Inc.	334,950	37,732,117
International Flavors & Fragrances, Inc.	210,600	25,274,106
PPG Industries, Inc.	348,750	36,876,825
Total		121,285,624
Construction Materials 0.7%
Summit Materials, Inc., Class A (a)	861,799	19,623,163
Containers & Packaging 2.1%
Bemis Co., Inc.	547,950	25,819,404
Packaging Corp. of America	237,425	16,142,526
Sealed Air Corp.	502,075	22,774,122
Total		64,736,052
Metals & Mining 1.5%
Freeport-McMoRan, Inc.	1,163,375	9,516,408
Steel Dynamics, Inc.	2,126,750	36,984,182
Total		46,500,590
TOTAL MATERIALS		252,145,429
TELECOMMUNICATION SERVICES 0.9%
Wireless Telecommunication Services 0.9%
SBA Communications Corp., Class A (a)	267,525	28,132,929
TOTAL TELECOMMUNICATION SERVICES		28,132,929

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 9.4%
Electric Utilities 7.9%
Edison International	963,675	$57,203,748
Great Plains Energy, Inc.	1,932,650	52,162,223
Pinnacle West Capital Corp.	627,800	39,777,408
Portland General Electric Co.	1,294,700	47,800,324
PPL Corp.	1,284,375	43,720,125
Total		240,663,828
Gas Utilities 0.4%
AGL Resources, Inc.	193,852	12,129,320
Multi-Utilities 1.1%
CMS Energy Corp.	943,825	33,052,752
TOTAL UTILITIES		285,845,900
Total Common Stocks (Cost: $2,361,444,056)		$3,013,439,117

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.184% (b)(c)	65,069,291	$65,069,291
Total Money Market Funds (Cost: $65,069,291)		$65,069,291

Total Investments
(Cost: $2,426,513,347) (d)		$3,078,508,408(e)
Other Assets & Liabilities, Net		(24,327,744)
Net Assets		$3,054,180,664

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	179,304,267	588,105,353	(702,340,329)	65,069,291	102,931	65,069,291

(d)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $2,426,513,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$736,078,000
Unrealized Depreciation	(84,083,000)
Net Unrealized Appreciation	$651,995,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	288,017,802	—	—	288,017,802
Consumer Staples	164,586,041	—	—	164,586,041
Energy	307,665,935	—	—	307,665,935
Financials	993,237,556	—	—	993,237,556
Health Care	196,797,461	—	—	196,797,461
Industrials	257,414,318	—	—	257,414,318
Information Technology	239,595,746	—	—	239,595,746
Materials	252,145,429	—	—	252,145,429
Telecommunication Services	28,132,929	—	—	28,132,929
Utilities	285,845,900	—	—	285,845,900
Total Common Stocks	3,013,439,117	—	—	3,013,439,117
Money Market Funds	—	65,069,291	—	65,069,291
Total Investments	3,013,439,117	65,069,291	—	3,078,508,408

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	179,304,267	179,304,267	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Overseas Value Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%
AUSTRALIA 2.0%
Macquarie Group Ltd.	118,355	$6,947,180
National Australia Bank Ltd.	278,172	5,898,856
Total		12,846,036
BELGIUM 1.2%
KBC Groep NV	131,862	7,871,510
CHINA 2.0%
58.Com, Inc., ADR (a)	105,131	6,329,938
Tencent Holdings Ltd.	320,500	6,369,095
Total		12,699,033
DENMARK 1.0%
Novo Nordisk A/S, Class B	119,120	6,562,435
FRANCE 10.6%
Aperam SA (a)	156,176	5,311,598
AXA SA	514,222	13,913,941
BNP Paribas SA	226,264	13,413,610
Casino Guichard Perrachon SA	76,651	4,382,940
CNP Assurances	203,910	2,839,513
Sanofi	165,675	14,770,202
Total SA	95,342	4,734,478
VINCI SA	108,063	7,028,547
Total		66,394,829
GERMANY 5.9%
Allianz SE, Registered Shares	80,154	14,197,723
BASF SE	55,744	4,613,937
Continental AG	27,732	6,700,964
Duerr AG	48,471	4,188,631
Freenet AG	157,276	5,294,173
RWE AG	182,787	2,103,116
Total		37,098,544
HONG KONG 1.6%
Cheung Kong Property Holding Ltd.	555,000	3,629,919
CK Hutchison Holdings Ltd.	489,500	6,405,210
Total		10,035,129
IRELAND 1.2%
Amarin Corp. PLC, ADR (a)	627,752	1,305,724
Smurfit Kappa Group PLC	217,672	5,947,316
Total		7,253,040

Issuer	Shares	Value

Common Stocks (continued)
ISRAEL 1.2%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	3,535,205	$7,615,454
ITALY 2.0%
Ei Towers SpA	145,627	8,893,233
Esprinet SpA	397,751	3,580,476
Total		12,473,709
JAPAN 23.3%
Alps Electric Co., Ltd.	125,400	3,945,935
Aozora Bank Ltd.	1,102,000	3,886,766
CyberAgent, Inc.	158,500	6,674,276
CYBERDYNE, Inc. (a)	97,300	1,501,779
Daiichikosho Co., Ltd.	254,000	8,322,144
Eisai Co., Ltd.	50,600	3,283,488
Fuji Heavy Industries Ltd.	217,300	8,991,369
Hoya Corp.	138,600	5,619,119
Invincible Investment Corp.	6,554	3,937,604
ITOCHU Corp.	556,800	6,782,826
KDDI Corp.	308,100	7,642,294
Keyence Corp.	9,000	4,881,291
Mitsubishi UFJ Financial Group, Inc.	1,782,800	11,454,799
Nakanishi, Inc.	119,400	4,264,929
Nihon M&A Center, Inc.	87,400	3,903,794
Nippon Telegraph & Telephone Corp.	161,100	5,979,842
Nishi-Nippon City Bank Ltd. (The)	1,724,000	4,565,227
ORIX Corp.	616,700	8,903,659
Shinmaywa Industries Ltd.	503,000	4,857,455
Sony Corp.	177,700	4,604,216
Sumitomo Mitsui Financial Group, Inc.	172,400	6,580,327
Tanseisha Co., Ltd.	555,350	4,159,817
Temp Holdings Co., Ltd.	380,100	6,135,382
Tokio Marine Holdings, Inc.	109,300	4,031,440
Toyota Motor Corp.	84,500	5,258,952
Tsuruha Holdings, Inc.	66,200	5,919,273
Total		146,088,003
NETHERLANDS 3.0%
ING Groep NV-CVA	913,178	12,537,809
Koninklijke Ahold NV	275,280	5,988,540
Total		18,526,349
NORWAY 7.0%
Atea ASA	472,392	4,239,844
BW LPG Ltd.	1,390,713	12,001,942
Kongsberg Automotive ASA (a)	10,464,962	7,032,395
Leroy Seafood Group ASA	226,415	8,336,963

Issuer	Shares	Value

Common Stocks (continued)
NORWAY (CONTINUED)
Opera Software ASA	836,218	$5,210,396
Spectrum ASA	300,423	1,002,499
Tanker Investments Ltd. (a)	504,681	5,981,456
Total		43,805,495
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares (a)(b)(c)	2,753,345	87,271
SINGAPORE 1.5%
DBS Group Holdings Ltd.	782,600	9,142,272
SOUTH KOREA 1.7%
GS Home Shopping, Inc.	18,820	2,740,802
Hyundai Home Shopping Network Corp.	45,717	4,496,975
LF Corp.	127,816	3,192,944
Total		10,430,721
SPAIN 4.5%
Banco Santander SA	869,928	4,750,023
Cellnex Telecom SAU (a)	251,554	4,570,075
Endesa SA	403,841	8,354,357
Iberdrola SA	1,499,353	10,504,439
Total		28,178,894
SWEDEN 3.3%
Hemfosa Fastigheter AB	415,718	4,420,858
Nordea Bank AB	917,174	10,163,598
Saab AB, Class B	198,058	6,138,077
Total		20,722,533
SWITZERLAND 4.6%
Autoneum Holding AG	35,957	7,000,231
Baloise Holding AG, Registered Shares	30,186	3,667,444
Nestlé SA, Registered Shares	67,399	5,001,617
UBS AG	191,037	3,667,183
Wizz Air Holdings PLC (a)	85,586	2,276,391
Zurich Insurance Group AG	26,390	6,948,584
Total		28,561,450
UNITED KINGDOM 17.6%
AstraZeneca PLC	98,814	6,700,785
Aviva PLC	935,654	7,207,994
BHP Billiton PLC	653,776	7,846,687
BP PLC	680,290	3,947,210

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Crest Nicholson Holdings PLC	744,808	$6,018,213
DCC PLC	42,538	3,824,766
GlaxoSmithKline PLC	288,818	5,896,269
GW Pharmaceuticals PLC ADR (a)	14,882	1,290,121
HSBC Holdings PLC	1,613,133	12,864,403
Intermediate Capital Group PLC	911,251	8,413,022
John Wood Group PLC	711,819	5,987,510
Paysafe Group PLC (a)	2,002,248	10,856,101
Royal Dutch Shell PLC, Class B	930,106	23,141,739
Vodafone Group PLC	1,875,865	6,335,597
Total		110,330,417
UNITED STATES 2.3%
Aerie Pharmaceuticals, Inc. (a)	40,265	1,104,872
Alkermes PLC (a)	17,465	1,281,232
Arrowhead Research Corp. (a)	112,935	713,749
Bluebird Bio, Inc. (a)	12,775	1,133,781
Flex Pharma, Inc. (a)	146,944	1,778,022
Incyte Corp. (a)	6,853	782,887
Insmed, Inc. (a)	34,504	562,760
Novavax, Inc. (a)	68,974	590,418
Puma Biotechnology, Inc. (a)	9,640	725,892
Stillwater Mining Co. (a)	287,967	2,695,371
TESARO, Inc. (a)	15,127	772,082
Ultragenyx Pharmaceutical, Inc. (a)	9,618	945,642
Vertex Pharmaceuticals, Inc. (a)	9,005	1,164,887
Total		14,251,595
Total Common Stocks (Cost: $600,730,859)		$610,974,719

	Shares	Value

Exchange-Traded Funds 1.7%
iShares MSCI EAFE ETF	174,025	10,554,616
Total Exchange-Traded Funds (Cost: $9,879,242)		$10,554,616

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.184% (d)(e)	2,350,118	$2,350,118
Total Money Market Funds (Cost: $2,350,118)		$2,350,118
Total Investments
(Cost: $612,960,219) (f)		$623,879,453(g)
Other Assets & Liabilities, Net		2,692,817
Net Assets		$626,572,270

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at November 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	01/14/2016	17,211,000 DKK	2,457,521 USD	15,245	—
Morgan Stanley	01/14/2016	14,432,000 ILS	3,697,195 USD	—	(33,261)
Morgan Stanley	01/14/2016	10,102,632,000 KRW	8,612,542 USD	—	(83,400)
Morgan Stanley	01/14/2016	262,054,000 NOK	30,140,724 USD	4,066	—
Morgan Stanley	01/14/2016	37,652,000 SEK	4,302,250 USD	—	(22,149)
Morgan Stanley	01/14/2016	1,762,000 SGD	1,245,599 USD	—	(1,661)
Morgan Stanley	01/14/2016	25,294,512 USD	35,600,000 AUD	390,914	—
Morgan Stanley	01/14/2016	7,333,004 USD	7,421,000 CHF	—	(96,140)
Morgan Stanley	01/14/2016	7,422,081 USD	6,957,000 EUR	—	(61,059)
Morgan Stanley	01/14/2016	35,771,964 USD	23,519,000 GBP	—	(343,765)
Morgan Stanley	01/14/2016	1,869,721 USD	228,450,000 JPY	—	(11,042)
Morgan Stanley	01/14/2016	3,091,169 USD	51,910,000 MXN	30,723	—
Total				440,948	(652,477)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at November 30, 2015 was $87,271, which represents 0.01% of net assets.  Information concerning such security holdings at November 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Banco Espirito Santo SA, Registered Shares	07-02-2014 - 07-29-2014	2,268,800

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $87,271, which represents 0.01% of net assets.

(d)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,840,282	193,753,105	(193,243,269)	2,350,118	3,780	2,350,118

(f)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $612,960,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$60,784,000
Unrealized Depreciation	(49,865,000)
Net Unrealized Appreciation	$10,919,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen

KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	12,846,036	—	12,846,036
Belgium	—	7,871,510	—	7,871,510
China	6,329,938	6,369,095	—	12,699,033
Denmark	—	6,562,435	—	6,562,435
France	—	66,394,829	—	66,394,829
Germany	—	37,098,544	—	37,098,544
Hong Kong	—	10,035,129	—	10,035,129
Ireland	1,305,724	5,947,316	—	7,253,040
Israel	—	7,615,454	—	7,615,454
Italy	—	12,473,709	—	12,473,709
Japan	—	146,088,003	—	146,088,003
Netherlands	—	18,526,349	—	18,526,349
Norway	—	43,805,495	—	43,805,495
Portugal	—	—	87,271	87,271
Singapore	—	9,142,272	—	9,142,272
South Korea	—	10,430,721	—	10,430,721
Spain	—	28,178,894	—	28,178,894
Sweden	—	20,722,533	—	20,722,533
Switzerland	—	28,561,450	—	28,561,450
United Kingdom	1,290,121	109,040,296	—	110,330,417
United States	14,251,595	—	—	14,251,595
Total Common Stocks	23,177,378	587,710,070	87,271	610,974,719
Exchange-Traded Funds	10,554,616	—	—	10,554,616
Money Market Funds	—	2,350,118	—	2,350,118
Total Investments	33,731,994	590,060,188	87,271	623,879,453
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	440,948	—	440,948
Liabilities
Forward Foreign Currency Exchange Contracts	—	(652,477)	—	(652,477)
Total	33,731,994	589,848,659	87,271	623,667,924

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	1,840,282	1,840,282	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Select Global Growth Fund (formerly Columbia Marsico Global Fund)

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 92.6%
ARGENTINA 3.0%
MercadoLibre, Inc.	17,060	$2,102,474
AUSTRALIA 2.0%
Domino’s Pizza Enterprises Ltd.	40,089	1,434,933
CHINA 14.1%
Alibaba Group Holding Ltd., ADR (a)	30,551	2,568,728
Ctrip.com International Ltd., ADR (a)	13,195	1,411,997
JD.com, Inc. ADR (a)	39,250	1,204,190
Noah Holdings Ltd., ADR (a)	21,760	716,339
Sinopharm Group Co. Class H	174,400	731,646
Tencent Holdings Ltd.	115,200	2,289,297
Vipshop Holdings Ltd., ADR (a)	65,930	1,089,823
Total		10,012,020
DENMARK 3.5%
Novo Nordisk A/S, Class B	45,822	2,524,378
GERMANY 1.0%
Deutsche Boerse AG	8,300	711,985
INDIA 1.5%
HDFC Bank Ltd., ADR	18,050	1,049,066
IRELAND 3.1%
ICON PLC (a)	9,990	742,557
Weatherford International PLC (a)	135,720	1,467,133
Total		2,209,690
JAPAN 2.5%
Ain Holdings, Inc.	37,400	1,759,455
NETHERLANDS 5.3%
Core Laboratories NV	12,710	1,501,686
Mobileye NV (a)	51,270	2,235,372
Total		3,737,058
PORTUGAL 1.5%
Jeronimo Martins SGPS SA	77,470	1,075,112
SPAIN 2.0%
Industria de Diseno Textil SA	40,370	1,452,758

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 2.9%
Associated British Foods PLC	13,530	$722,587
Signet Jewelers Ltd.	10,173	1,336,630
Total		2,059,217
UNITED STATES 50.2%
Acuity Brands, Inc.	6,230	1,438,382
Adobe Systems, Inc. (a)	19,320	1,767,007
Alexion Pharmaceuticals, Inc. (a)	9,270	1,654,139
Amazon.com, Inc. (a)	2,090	1,389,432
Biogen, Inc. (a)	3,110	892,135
Bristol-Myers Squibb Co.	20,940	1,403,189
Celgene Corp. (a)	11,790	1,290,415
Cognizant Technology Solutions Corp., Class A (a)	25,390	1,639,686
CVS Health Corp.	18,009	1,694,467
DexCom, Inc. (a)	12,360	1,050,847
Facebook, Inc., Class A (a)	18,586	1,937,405
Illumina, Inc. (a)	6,110	1,123,629
Intercept Pharmaceuticals, Inc. (a)	8,080	1,426,201
Intercontinental Exchange, Inc.	8,070	2,096,909
LinkedIn Corp., Class A (a)	7,560	1,837,912
Monster Beverage Corp. (a)	10,780	1,666,696
Nike, Inc., Class B	10,706	1,416,190
Priceline Group, Inc. (The) (a)	1,107	1,382,477
ServiceNow, Inc. (a)	18,530	1,612,295
Skyworks Solutions, Inc.	9,150	759,633
Splunk, Inc. (a)	29,970	1,783,215
Tesla Motors, Inc. (a)	6,040	1,390,770
Vertex Pharmaceuticals, Inc. (a)	10,107	1,307,442
Visa, Inc., Class A	22,222	1,755,760
Total		35,716,233
Total Common Stocks (Cost: $64,081,239)		$65,844,379

	Shares	Value

Money Market Funds 7.6%
Columbia Short-Term Cash Fund, 0.184% (b)(c)	5,439,350	$5,439,350
Total Money Market Funds (Cost: $5,439,350)		$5,439,350
Total Investments
(Cost: $69,520,589) (d)		$71,283,729(e)
Other Assets & Liabilities, Net		(169,359)
Net Assets		$71,114,370

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at November 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Delivered	Currency to be Received	Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	01/14/2016	14,445,000	DKK	2,053,283	USD	3,508	—
Citi	01/14/2016	7,982,000	ILS	2,056,878	USD	—	(6,349)
Citi	01/14/2016	9,530,000	INR	142,464	USD	191	—
Citi	01/14/2016	214,162	USD	296,000	AUD	—	(598)
Citi	01/14/2016	417,924	USD	1,606,000	BRL	—	(8,549)
Citi	01/14/2016	2,062,249	USD	2,749,000	CAD	—	(3,788)
Citi	01/14/2016	2,124,828	USD	2,165,000	CHF	—	(13,548)
Citi	01/14/2016	3,469,239	USD	3,273,000	EUR	—	(6,163)
Citi	01/14/2016	4,135,870	USD	2,741,000	GBP	—	(6,924)
Citi	01/14/2016	214,183	USD	2,945,140,000	IDR	—	(4,056)
Citi	01/14/2016	3,837,398	USD	470,384,000	JPY	—	(10,333)
Citi	01/14/2016	1,143,455	USD	1,310,617,000	KRW	—	(15,330)
Citi	01/14/2016	354,481	USD	5,891,000	MXN	—	(194)
Citi	01/14/2016	214,231	USD	899,000	MYR	—	(3,160)
Citi	01/14/2016	142,154	USD	1,232,000	NOK	—	(472)
Citi	01/14/2016	284,772	USD	18,937,000	RUB	—	(3,696)
Citi	01/14/2016	637,395	USD	5,573,000	SEK	2,674	—
Citi	01/14/2016	357,882	USD	504,000	SGD	—	(1,117)
Citi	01/14/2016	142,806	USD	5,103,000	THB	—	(634)
Citi	01/14/2016	858,427	USD	27,886,000	TWD	—	(4,486)
Citi	01/14/2016	567,509	USD	8,061,000	ZAR	—	(14,502)
Total						6,373	(103,899)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,141,885	82,855,484	(82,558,019)	5,439,350	4,926	5,439,350

(d)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $69,521,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,818,000
Unrealized Depreciation	(1,055,000)
Net Unrealized Appreciation	$1,763,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso

MYR	Malaysia Ringgits
NOK	Norwegian Krone
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Argentina	2,102,474	—	—	2,102,474
Australia	—	1,434,933	—	1,434,933
China	6,991,077	3,020,943	—	10,012,020
Denmark	—	2,524,378	—	2,524,378
Germany	—	711,985	—	711,985
India	1,049,066	—	—	1,049,066
Ireland	2,209,690	—	—	2,209,690
Japan	—	1,759,455	—	1,759,455
Netherlands	3,737,058	—	—	3,737,058
Portugal	—	1,075,112	—	1,075,112
Spain	—	1,452,758	—	1,452,758
United Kingdom	1,336,630	722,587	—	2,059,217
United States	35,716,233	—	—	35,716,233
Total Common Stocks	53,142,228	12,702,151	—	65,844,379
Money Market Funds	—	5,439,350	—	5,439,350
Total Investments	53,142,228	18,141,501	—	71,283,729
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	6,373	—	6,373
Liabilities
Forward Foreign Currency Exchange Contracts	—	(103,899)	—	(103,899)
Total	53,142,228	18,043,975	—	71,186,203

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	5,141,885	5,141,885	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Select Large Cap Equity Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.9%
CONSUMER DISCRETIONARY 12.5%
Hotels, Restaurants & Leisure 1.2%
Norwegian Cruise Line Holdings Ltd. (a)	115,450	$6,631,448
Internet & Catalog Retail 2.7%
Amazon.com, Inc. (a)	21,990	14,618,952
Media 4.5%
Cinemark Holdings, Inc.	148,587	5,155,969
Comcast Corp., Class A	227,864	13,867,803
DISH Network Corp., Class A (a)	86,090	5,398,704
Total		24,422,476
Specialty Retail 4.1%
Home Depot, Inc. (The)	113,224	15,158,429
TJX Companies, Inc. (The)	101,933	7,196,470
Total		22,354,899
TOTAL CONSUMER DISCRETIONARY		68,027,775
CONSUMER STAPLES 8.3%
Beverages 2.3%
PepsiCo, Inc.	123,890	12,408,822
Food & Staples Retailing 2.0%
CVS Health Corp.	114,774	10,799,086
Tobacco 4.0%
Altria Group, Inc.	151,222	8,710,387
Philip Morris International, Inc.	150,513	13,153,331
Total		21,863,718
TOTAL CONSUMER STAPLES		45,071,626
ENERGY 7.6%
Energy Equipment & Services 1.4%
Schlumberger Ltd.	101,351	7,819,230
Oil, Gas & Consumable Fuels 6.2%
BP PLC, ADR	156,320	5,408,672
EOG Resources, Inc.	70,490	5,880,981
Exxon Mobil Corp.	200,390	16,363,847
Royal Dutch Shell PLC, ADR, Class A	121,170	6,029,419
Total		33,682,919
TOTAL ENERGY		41,502,149

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 18.0%
Banks 8.2%
Citigroup, Inc.	247,100	$13,365,639
JPMorgan Chase & Co.	242,733	16,185,436
Wells Fargo & Co.	267,400	14,733,740
Total		44,284,815
Capital Markets 3.1%
Bank of New York Mellon Corp. (The)	161,980	7,101,203
BlackRock, Inc.	26,498	9,637,853
Total		16,739,056
Diversified Financial Services 2.9%
Berkshire Hathaway, Inc., Class B (a)	115,386	15,472,109
Insurance 1.2%
Aon PLC	70,504	6,679,549
Real Estate Investment Trusts (REITs) 2.6%
Public Storage	30,085	7,222,205
Simon Property Group, Inc.	38,444	7,159,811
Total		14,382,016
TOTAL FINANCIALS		97,557,545
HEALTH CARE 13.9%
Biotechnology 5.1%
Alexion Pharmaceuticals, Inc. (a)	28,571	5,098,209
Alkermes PLC (a)	30,946	2,270,199
Baxalta, Inc.	121,290	4,169,950
Biogen, Inc. (a)	16,120	4,624,183
Celgene Corp. (a)	45,500	4,979,975
Incyte Corp. (a)	16,530	1,888,387
Vertex Pharmaceuticals, Inc. (a)	35,485	4,590,340
Total		27,621,243
Health Care Equipment & Supplies 2.0%
Medtronic PLC	143,892	10,840,823
Health Care Providers & Services 3.6%
Aetna, Inc.	58,766	6,038,207
Express Scripts Holding Co. (a)	86,876	7,426,160
Laboratory Corp. of America Holdings (a)	48,217	5,860,294
Total		19,324,661
Life Sciences Tools & Services 1.8%
Thermo Fisher Scientific, Inc.	69,667	9,641,913

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 1.4%
Bristol-Myers Squibb Co.	117,216	$7,854,644
TOTAL HEALTH CARE		75,283,284
INDUSTRIALS 10.0%
Aerospace & Defense 4.7%
Honeywell International, Inc.	95,780	9,956,331
Lockheed Martin Corp.	33,742	7,394,897
Northrop Grumman Corp.	44,990	8,384,336
Total		25,735,564
Air Freight & Logistics 1.9%
United Parcel Service, Inc., Class B	101,050	10,409,161
Airlines 1.5%
Delta Air Lines, Inc.	169,390	7,869,859
Machinery 1.1%
Xylem, Inc.	161,150	6,014,118
Professional Services 0.8%
Dun & Bradstreet Corp. (The)	37,737	4,067,671
TOTAL INDUSTRIALS		54,096,373
INFORMATION TECHNOLOGY 20.8%
Communications Equipment 2.4%
Cisco Systems, Inc.	480,150	13,084,088
Internet Software & Services 6.8%
Alibaba Group Holding Ltd., ADR (a)	23,620	1,985,970
Alphabet, Inc., Class A (a)	10,826	8,258,614
Alphabet, Inc., Class C (a)	19,641	14,585,406
Facebook, Inc., Class A (a)	114,700	11,956,328
Total		36,786,318
IT Services 1.7%
MasterCard, Inc., Class A	92,603	9,067,686
Semiconductors & Semiconductor Equipment 0.9%
Qorvo, Inc. (a)	85,470	4,963,243
Software 5.9%
Electronic Arts, Inc. (a)	91,344	6,192,210

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Microsoft Corp.	367,333	$19,964,548
Red Hat, Inc. (a)	74,300	6,048,763
Total		32,205,521
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	141,257	16,710,703
TOTAL INFORMATION TECHNOLOGY		112,817,559
MATERIALS 2.2%
Chemicals 2.2%
Eastman Chemical Co.	77,100	5,601,315
LyondellBasell Industries NV, Class A	64,130	6,144,937
Total		11,746,252
TOTAL MATERIALS		11,746,252
UTILITIES 1.6%
Multi-Utilities 1.6%
PG&E Corp.	170,877	9,010,344
TOTAL UTILITIES		9,010,344
Total Common Stocks (Cost: $443,870,403)		$515,112,907

Convertible Preferred Stocks 2.6%
CONSUMER STAPLES 1.5%
Food Products 1.5%
Tyson Foods, Inc., 4.750%	144,000	8,244,000
TOTAL CONSUMER STAPLES		8,244,000
HEALTH CARE 1.1%
Pharmaceuticals 1.1%
Allergan PLC, 5.500%	5,400	5,655,528
TOTAL HEALTH CARE		5,655,528
Total Convertible Preferred Stocks (Cost: $13,890,637)		$13,899,528

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.184% (b)(c)	13,103,563	$13,103,563
Total Money Market Funds (Cost: $13,103,563)		$13,103,563

Total Investments
(Cost: $470,864,603) (d)	$542,115,998	(e)
Other Assets & Liabilities, Net	701,423
Net Assets	$542,817,421

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,232,791	228,865,412	(228,994,640)	13,103,563	16,296	13,103,563

(d)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $470,865,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$80,936,000
Unrealized Depreciation	(9,685,000)
Net Unrealized Appreciation	$71,251,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	68,027,775	—	—	68,027,775
Consumer Staples	45,071,626	—	—	45,071,626
Energy	41,502,149	—	—	41,502,149
Financials	97,557,545	—	—	97,557,545
Health Care	75,283,284	—	—	75,283,284
Industrials	54,096,373	—	—	54,096,373
Information Technology	112,817,559	—	—	112,817,559
Materials	11,746,252	—	—	11,746,252
Utilities	9,010,344	—	—	9,010,344
Total Common Stocks	515,112,907	—	—	515,112,907
Convertible Preferred Stocks
Consumer Staples	8,244,000	—	—	8,244,000
Health Care	5,655,528	—	—	5,655,528
Total Convertible Preferred Stocks	13,899,528	—	—	13,899,528
Money Market Funds	—	13,103,563	—	13,103,563
Total Investments	529,012,435	13,103,563	—	542,115,998

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	13,232,791	13,232,791	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Select International Equity Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.3%
AUSTRALIA 4.7%
AMP Ltd.	1,102,290	$4,619,214
Commonwealth Bank of Australia	78,292	4,485,008
Healthscope Ltd.	2,281,910	4,428,251
QBE Insurance Group Ltd.	347,219	3,119,382
Westpac Banking Corp.	245,958	5,704,488
Woolworths Ltd.	185,280	3,160,970
Total		25,517,313
BELGIUM 1.4%
Anheuser-Busch InBev SA/NV	61,393	7,910,257
CANADA 2.3%
Canadian National Railway Co.	58,500	3,491,733
Methanex Corp.	232,500	9,133,214
Total		12,624,947
CHINA 2.1%
Alibaba Group Holding Ltd., ADR (a)	28,960	2,434,957
Baidu, Inc., ADR (a)	11,200	2,441,264
China Life Insurance Co., Ltd., Class H	578,000	1,997,216
China Milk Products Group Ltd. (a)(b)(c)	7,426,000	5
China Mobile Ltd.	391,000	4,473,388
Total		11,346,830
DENMARK 1.9%
Novo Nordisk A/S, Class B	187,383	10,323,109
FRANCE 6.2%
Airbus Group SE	189,744	13,720,439
L’Oreal SA	47,602	8,429,254
Schneider Electric SE	181,202	11,486,935
Total		33,636,628
GERMANY 6.7%
Allianz SE, Registered Shares	27,320	4,839,207
Bayer AG, Registered Shares	67,646	9,026,833
Brenntag AG	159,557	8,717,267
Continental AG	57,754	13,955,267
Total		36,538,574
HONG KONG 2.4%
AIA Group Ltd.	725,000	4,328,843
BOC Hong Kong Holdings Ltd.	876,000	2,684,972
Cheung Kong Property Holding Ltd.	329,000	2,151,789
CK Hutchison Holdings Ltd.	284,000	3,716,200
Total		12,881,804

Issuer	Shares	Value

Common Stocks (continued)
IRELAND 2.6%
Bank of Ireland (a)	38,092,651	$14,207,113
JAPAN 31.9%
Capcom Co., Ltd.	523,800	11,527,015
Dentsu, Inc.	212,800	11,947,161
Ebara Corp.	1,938,000	9,548,456
FANUC Corp.	32,700	5,828,359
Hitachi High-Technologies Corp.	264,700	7,299,184
Japan Exchange Group, Inc.	710,400	11,133,099
Mazda Motor Corp.	400,500	8,326,336
Mitsubishi Estate Co., Ltd.	640,000	13,469,435
Mitsubishi UFJ Financial Group, Inc.	1,931,800	12,412,150
Nomura Holdings, Inc.	1,222,100	7,223,800
OSG Corp.	319,000	6,297,954
Rakuten, Inc.	613,900	7,745,969
SCSK Corp.	237,800	9,222,916
Sekisui Chemical Co., Ltd.	792,400	9,452,029
Shimano, Inc.	82,600	12,287,107
Tadano Ltd.	652,000	8,436,479
Taiheiyo Cement Corp.	3,013,000	9,303,654
Yaskawa Electric Corp.	950,300	12,526,305
Total		173,987,408
MALTA —%
BGP Holdings PLC (a)(b)(c)	2,232,232	2
NETHERLANDS 3.4%
ASML Holding NV	146,821	13,568,669
ING Groep NV-CVA	379,277	5,207,421
Total		18,776,090
SINGAPORE 1.0%
DBS Group Holdings Ltd.	446,000	5,210,137
SPAIN 2.3%
Industria de Diseno Textil SA	342,622	12,329,624
SWITZERLAND 6.8%
Roche Holding AG, Genusschein Shares	54,382	14,562,124
Sika AG	1,304	4,417,009
UBS AG	938,121	18,008,349
Total		36,987,482

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 22.6%
AstraZeneca PLC	258,745	$17,546,043
Berendsen PLC	605,321	9,663,737
BT Group PLC	1,559,553	11,660,822
Diageo PLC	344,551	9,911,523
GKN PLC	2,324,528	10,520,412
Hays PLC	5,846,237	12,969,782
Legal & General Group PLC	2,311,669	9,452,550
Rio Tinto PLC	97,434	3,240,869
Royal Dutch Shell PLC, Class A	426,782	10,641,627
Unilever PLC	331,003	14,128,150
Wolseley PLC	233,151	13,533,262
Total		123,268,777
Total Common Stocks (Cost: $501,474,992)		$535,546,095

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.184% (d)(e)	7,181,595	$7,181,595
Total Money Market Funds (Cost: $7,181,595)		$7,181,595
Total Investments
(Cost: $508,656,587) (f)		$542,727,690	(g)
Other Assets & Liabilities, Net		2,082,361
Net Assets		$544,810,051

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at November 30, 2015 was $7, which represents less than 0.01% of net assets. Information concerning such security holdings at November 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
BGP Holdings PLC	02-04-2009 - 05-14-2009	—
China Milk Products Group Ltd.	09-11-2006 - 07-02-2009	4,479,619

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $7, which represents less than 0.01% of net assets.

(d)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,700,610	250,791,916	(255,310,931)	7,181,595	6,224	7,181,595

(f)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $508,657,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$59,238,000
Unrealized Depreciation	(25,167,000)
Net Unrealized Appreciation	$34,071,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	25,517,313	—	25,517,313
Belgium	—	7,910,257	—	7,910,257
Canada	12,624,947	—	—	12,624,947
China	4,876,221	6,470,604	5	11,346,830
Denmark	—	10,323,109	—	10,323,109
France	—	33,636,628	—	33,636,628
Germany	—	36,538,574	—	36,538,574
Hong Kong	—	12,881,804	—	12,881,804
Ireland	—	14,207,113	—	14,207,113
Japan	—	173,987,408	—	173,987,408
Malta	—	—	2	2
Netherlands	—	18,776,090	—	18,776,090
Singapore	—	5,210,137	—	5,210,137
Spain	—	12,329,624	—	12,329,624
Switzerland	—	36,987,482	—	36,987,482
United Kingdom	—	123,268,777	—	123,268,777
Total Common Stocks	17,501,168	518,044,920	7	535,546,095
Money Market Funds	—	7,181,595	—	7,181,595
Total Investments	17,501,168	525,226,515	7	542,727,690

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	11,700,610	11,700,610	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Small Cap Index Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%
CONSUMER DISCRETIONARY 13.5%
Auto Components 1.0%
Dorman Products, Inc. (a)	143,555	$6,850,444
Drew Industries, Inc.	111,847	6,758,914
Gentherm, Inc. (a)	167,050	8,492,822
Motorcar Parts of America, Inc. (a)	84,260	3,375,456
Standard Motor Products, Inc.	91,979	3,841,043
Superior Industries International, Inc.	108,394	2,114,767
Total		31,433,446
Automobiles 0.1%
Winnebago Industries, Inc.	124,780	2,807,550
Distributors 0.8%
Core-Mark Holding Co., Inc.	107,320	9,153,323
Pool Corp.	198,892	16,317,100
VOXX International Corp. (a)	92,484	530,858
Total		26,001,281
Diversified Consumer Services 0.4%
American Public Education, Inc. (a)	76,784	1,786,764
Capella Education Co.	50,873	2,441,904
Career Education Corp. (a)	314,788	1,328,405
Regis Corp. (a)	178,030	2,965,980
Strayer Education, Inc. (a)	51,085	3,023,721
Universal Technical Institute, Inc.	97,292	559,429
Total		12,106,203
Hotels, Restaurants & Leisure 2.9%
Biglari Holdings, Inc. (a)	4,879	1,800,497
BJ’s Restaurants, Inc. (a)	97,242	4,453,684
Bob Evans Farms, Inc.	103,630	4,129,656
Boyd Gaming Corp. (a)	370,053	7,249,338
DineEquity, Inc.	78,691	6,676,144
Interval Leisure Group, Inc.	181,068	2,828,282
Marcus Corp. (The)	87,453	1,740,315
Marriott Vacations Worldwide Corp.	126,887	7,718,536
Monarch Casino & Resort, Inc. (a)	49,545	1,110,799
Papa John’s International, Inc.	135,276	7,775,665
Pinnacle Entertainment, Inc. (a)	281,244	9,221,991
Popeyes Louisiana Kitchen, Inc. (a)	106,090	6,138,367
Red Robin Gourmet Burgers, Inc. (a)	65,654	4,430,332
Ruby Tuesday, Inc. (a)	287,045	1,587,359
Ruth’s Hospitality Group, Inc.	163,128	2,813,958
Scientific Games Corp., Class A (a)	231,360	2,133,139
Sonic Corp.	240,533	6,989,889
Texas Roadhouse, Inc.	292,148	10,225,180
Total		89,023,131

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Household Durables 1.5%
Ethan Allen Interiors, Inc.	121,072	$3,433,602
Helen of Troy Ltd. (a)	132,578	13,709,891
iRobot Corp. (a)	138,345	4,577,836
La-Z-Boy, Inc.	234,237	6,279,894
M/I Homes, Inc. (a)	113,743	2,657,037
Meritage Homes Corp. (a)	170,881	6,375,570
TopBuild Corp. (a)	177,240	5,398,730
Universal Electronics, Inc. (a)	70,329	3,726,734
Total		46,159,294
Internet & Catalog Retail 0.3%
Blue Nile, Inc. (a)	53,322	1,944,120
FTD Companies, Inc. (a)	85,000	2,254,200
Nutrisystem, Inc.	134,632	3,088,458
PetMed Express, Inc.	94,188	1,582,359
Total		8,869,137
Leisure Products 0.3%
Arctic Cat, Inc.	60,149	1,338,916
Callaway Golf Co.	416,385	4,197,161
Sturm Ruger & Co., Inc.	86,640	4,513,944
Total		10,050,021
Media 0.7%
EW Scripps Co. (The), Class A	247,904	5,439,014
Gannett Co., Inc.	532,930	9,102,444
Harte-Hanks, Inc.	220,010	827,238
Scholastic Corp.	119,640	5,111,021
Sizmek, Inc. (a)	91,723	424,677
Total		20,904,394
Multiline Retail 0.1%
Fred’s, Inc., Class A	161,829	2,666,942
Tuesday Morning Corp. (a)	204,102	1,363,401
Total		4,030,343
Specialty Retail 3.9%
Barnes & Noble Education, Inc. (a)	180,703	2,611,158
Barnes & Noble, Inc.	285,920	3,659,776
Big 5 Sporting Goods Corp.	86,345	834,093
Buckle, Inc. (The)	130,401	4,140,232
Caleres, Inc.	202,644	5,694,296
Cato Corp. (The), Class A	121,925	4,789,214
Children’s Place, Inc. (The)	94,111	4,547,444
Express, Inc. (a)	341,440	5,715,706
Finish Line, Inc., Class A (The)	207,877	3,448,679
Francesca’s Holdings Corp. (a)	196,045	2,926,952
Genesco, Inc. (a)	111,372	6,031,908

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Group 1 Automotive, Inc.	106,135	$8,620,285
Haverty Furniture Companies, Inc.	95,486	2,305,032
Hibbett Sports, Inc. (a)	114,043	3,741,751
Kirkland’s, Inc.	72,914	1,072,565
Lithia Motors, Inc., Class A	109,962	13,661,679
Lumber Liquidators Holdings, Inc. (a)	125,478	1,959,966
MarineMax, Inc. (a)	118,389	2,148,760
Men’s Wearhouse, Inc. (The)	223,870	4,475,161
Monro Muffler Brake, Inc.	148,021	10,959,475
Outerwall, Inc.	83,978	5,198,238
PEP Boys-Manny, Moe & Jack (The) (a)	249,542	3,875,387
Select Comfort Corp. (a)	238,191	5,626,071
Sonic Automotive, Inc., Class A	152,381	3,696,763
Stage Stores, Inc.	148,012	1,145,613
Stein Mart, Inc.	135,451	1,047,036
Vitamin Shoppe, Inc. (a)	136,543	4,164,562
Zumiez, Inc. (a)	92,848	1,401,076
Total		119,498,878
Textiles, Apparel & Luxury Goods 1.5%
Crocs, Inc. (a)	345,998	3,849,228
G-III Apparel Group Ltd. (a)	184,350	8,456,134
Iconix Brand Group, Inc. (a)	223,581	1,574,010
Movado Group, Inc.	76,693	2,051,538
Oxford Industries, Inc.	67,606	4,593,152
Perry Ellis International, Inc. (a)	54,252	1,125,186
Steven Madden Ltd. (a)	263,362	8,401,248
Tumi Holdings, Inc. (a)	261,130	4,611,556
Unifi, Inc. (a)	69,400	2,070,202
Wolverine World Wide, Inc.	477,642	8,688,308
Total		45,420,562
TOTAL CONSUMER DISCRETIONARY		416,304,240
CONSUMER STAPLES 2.8%
Food & Staples Retailing 0.3%
Andersons, Inc. (The)	121,929	4,202,893
SpartanNash Co.	173,809	3,757,750
Total		7,960,643
Food Products 1.9%
B&G Foods, Inc.	268,596	10,147,557
Cal-Maine Foods, Inc.	143,736	7,835,049
Calavo Growers, Inc.	68,452	3,873,014
Darling Ingredients, Inc. (a)	765,363	8,380,725
Diamond Foods, Inc. (a)	122,494	4,958,557
J&J Snack Foods Corp.	68,437	7,985,229

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Sanderson Farms, Inc.	91,377	$6,835,913
Seneca Foods Corp., Class A (a)	28,013	771,478
Snyders-Lance, Inc.	242,291	8,981,728
Total		59,769,250
Household Products 0.3%
Central Garden & Pet Co. (a)	45,780	676,170
Central Garden & Pet Co., Class A (a)	151,362	2,390,006
WD-40 Co.	62,419	6,165,125
Total		9,231,301
Personal Products 0.1%
Inter Parfums, Inc.	78,999	2,106,113
Medifast, Inc. (a)	43,989	1,333,747
Total		3,439,860
Tobacco 0.2%
Universal Corp.	105,010	5,937,266
TOTAL CONSUMER STAPLES		86,338,320
ENERGY 2.8%
Energy Equipment & Services 1.6%
Archrock, Inc.	321,720	3,400,581
Basic Energy Services, Inc. (a)	181,691	724,947
Bristow Group, Inc.	161,775	4,942,226
CARBO Ceramics, Inc.	90,650	1,689,716
Era Group, Inc. (a)	89,629	1,056,726
Exterran Corp. (a)	160,860	2,633,278
Geospace Technologies Corp. (a)	60,910	775,384
Gulf Island Fabrication, Inc.	61,987	613,671
Gulfmark Offshore, Inc., Class A	119,030	770,124
Helix Energy Solutions Group, Inc. (a)	458,120	2,968,618
Hornbeck Offshore Services, Inc. (a)	147,749	1,809,925
Matrix Service Co. (a)	123,786	2,845,840
Newpark Resources, Inc. (a)	389,830	2,533,895
Pioneer Energy Services Corp. (a)	298,798	755,959
SEACOR Holdings, Inc. (a)	76,314	4,333,109
Tesco Corp.	180,705	1,519,729
Tetra Technologies, Inc. (a)	371,509	3,462,464
Tidewater, Inc.	217,590	2,069,281
Unit Corp. (a)	233,560	4,220,429
US Silica Holdings, Inc.	247,350	5,261,135
Total		48,387,037
Oil, Gas & Consumable Fuels 1.2%
Bill Barrett Corp. (a)	231,410	1,453,255

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Bonanza Creek Energy, Inc. (a)	188,990	$1,604,525
Carrizo Oil & Gas, Inc. (a)	247,515	9,994,656
Cloud Peak Energy, Inc. (a)	282,754	737,988
Contango Oil & Gas Co. (a)	80,968	624,263
Green Plains, Inc.	165,860	3,929,223
Northern Oil and Gas, Inc. (a)	236,870	1,215,143
PDC Energy, Inc. (a)	185,777	10,494,543
REX American Resources Corp. (a)	26,870	1,688,780
Rex Energy Corp. (a)	221,600	303,592
Stone Energy Corp. (a)	265,225	1,933,490
Synergy Resources Corp. (a)	442,760	5,043,036
Total		39,022,494
TOTAL ENERGY		87,409,531
FINANCIALS 24.1%
Banks 9.6%
Ameris Bancorp	119,840	4,097,330
Banner Corp.	95,033	4,989,233
BBCN Bancorp, Inc.	368,542	6,969,129
Boston Private Financial Holdings, Inc.	387,175	4,684,818
Cardinal Financial Corp.	149,215	3,670,689
Central Pacific Financial Corp.	145,140	3,373,054
City Holding Co.	70,960	3,542,323
Columbia Banking System, Inc.	267,465	9,505,706
Community Bank System, Inc.	189,810	8,186,505
CVB Financial Corp.	458,164	8,476,034
First BanCorp (a)	537,169	2,014,384
First Commonwealth Financial Corp.	412,132	4,055,379
First Financial Bancorp	285,895	5,760,784
First Financial Bankshares, Inc.	297,312	10,676,474
First Midwest Bancorp, Inc.	361,212	7,058,082
First NBC Bank Holding Co. (a)	73,140	3,096,748
FNB Corp.	812,063	11,791,155
Glacier Bancorp, Inc.	349,917	10,280,561
Hanmi Financial Corp.	148,140	3,866,454
Home Bancshares, Inc.	273,170	12,325,430
Independent Bank Corp.	121,406	6,281,546
LegacyTexas Financial Group, Inc.	202,953	6,192,096
MB Financial, Inc.	323,978	11,578,974
National Penn Bancshares, Inc.	649,546	8,112,830
NBT Bancorp, Inc.	202,570	6,103,434
OFG Bancorp	203,230	1,699,003
Old National Bancorp	533,716	7,872,311
Pinnacle Financial Partners, Inc.	156,553	8,505,525
PrivateBancorp, Inc.	365,013	16,100,723
S&T Bancorp, Inc.	161,277	5,470,516

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Simmons First National Corp., Class A	130,352	$7,516,096
Southside Bancshares, Inc.	109,252	3,085,276
Sterling Bancorp	552,910	9,698,041
Talmer Bancorp, Inc. Class A	290,750	5,312,003
Texas Capital Bancshares, Inc. (a)	212,269	12,583,306
Tompkins Financial Corp.	56,763	3,551,093
UMB Financial Corp.	194,187	10,233,655
United Bankshares, Inc.	299,598	12,619,068
United Community Banks, Inc.	269,015	5,617,033
Westamerica Bancorporation	118,370	5,800,130
Wilshire Bancorp, Inc.	327,400	4,040,116
Wintrust Financial Corp.	223,441	11,759,700
Total		298,152,747
Capital Markets 1.7%
Calamos Asset Management, Inc., Class A	79,892	759,773
Evercore Partners, Inc., Class A	182,405	10,128,950
Financial Engines, Inc.	239,798	8,639,922
Greenhill & Co., Inc.	126,330	3,349,008
HFF, Inc., Class A	159,507	5,482,255
Interactive Brokers Group, Inc., Class A	265,930	11,530,725
INTL FCStone, Inc. (a)	71,770	2,553,577
Investment Technology Group, Inc.	157,363	3,158,275
Piper Jaffray Companies (a)	69,968	2,835,803
Virtus Investment Partners, Inc.	31,867	4,341,560
Total		52,779,848
Consumer Finance 0.9%
Cash America International, Inc.	123,180	4,157,325
Encore Capital Group, Inc. (a)	108,735	3,584,993
Enova International, Inc. (a)	123,831	931,209
Ezcorp, Inc., Class A (a)	240,124	1,390,318
First Cash Financial Services, Inc. (a)	129,703	5,044,150
Green Dot Corp., Class A (a)	217,125	3,652,043
PRA Group, Inc. (a)	223,924	9,250,300
World Acceptance Corp. (a)	39,500	1,704,030
Total		29,714,368
Insurance 2.8%
American Equity Investment Life Holding Co.	376,910	10,104,957
AMERISAFE, Inc.	88,070	4,741,689
eHealth, Inc. (a)	77,058	997,901
Employers Holdings, Inc.	148,416	4,068,083
HCI Group, Inc.	41,850	1,637,591
Horace Mann Educators Corp.	190,717	6,661,745

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Infinity Property & Casualty Corp.	52,744	$4,509,612
Navigators Group, Inc. (The) (a)	50,686	4,372,174
ProAssurance Corp.	248,626	13,154,802
RLI Corp.	174,246	10,576,732
Safety Insurance Group, Inc.	65,027	3,642,162
Selective Insurance Group, Inc.	264,579	9,130,621
Stewart Information Services Corp.	103,010	4,464,453
United Fire Group, Inc.	97,515	3,903,525
United Insurance Holdings Corp.	82,780	1,567,853
Universal Insurance Holdings, Inc.	150,610	2,974,548
Total		86,508,448
Real Estate Investment Trusts (REITs) 7.4%
Acadia Realty Trust	318,862	10,694,631
Agree Realty Corp.	79,955	2,681,691
American Assets Trust, Inc.	181,010	7,206,008
Capstead Mortgage Corp.	443,935	4,212,943
CareTrust REIT, Inc.	223,026	2,488,970
Cedar Realty Trust, Inc.	346,556	2,536,790
Chesapeake Lodging Trust	276,410	7,507,296
Coresite Realty Corp.	141,900	8,311,083
Cousins Properties, Inc.	953,651	9,374,389
DiamondRock Hospitality Co.	929,958	10,350,433
EastGroup Properties, Inc.	148,492	8,643,719
Education Realty Trust, Inc.	256,178	9,440,159
EPR Properties	267,765	15,005,551
Four Corners Property Trust, Inc. (a)	175,890	3,482,622
Franklin Street Properties Corp.	413,085	4,325,000
Geo Group, Inc. (The)	345,907	10,141,993
Getty Realty Corp.	120,771	2,107,454
Government Properties Income Trust	329,315	5,575,303
Healthcare Realty Trust, Inc.	465,212	12,649,114
Inland Real Estate Corp.	419,164	4,028,166
Kite Realty Group Trust	386,040	10,388,336
Lexington Realty Trust	985,369	8,464,320
LTC Properties, Inc.	164,791	7,025,040
Medical Properties Trust, Inc.	1,083,669	13,014,865
Parkway Properties, Inc.	377,281	6,443,959
Pennsylvania Real Estate Investment Trust	320,434	6,908,557
PS Business Parks, Inc.	89,970	7,955,147
Retail Opportunity Investments Corp.	457,550	8,368,590
Sabra Health Care REIT, Inc.	301,751	6,240,211
Saul Centers, Inc.	53,032	2,950,170
Summit Hotel Properties, Inc.	401,170	5,347,596
Universal Health Realty Income Trust	56,746	2,989,947
Urstadt Biddle Properties, Inc., Class A	123,026	2,462,981
Total		229,323,034

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Management & Development 0.1%
Forestar Group, Inc. (a)	155,726	$2,116,316
Thrifts & Mortgage Finance 1.6%
Astoria Financial Corp.	420,250	6,774,430
Bank Mutual Corp.	197,886	1,527,680
BofI Holding, Inc. (a)	263,760	5,283,113
Brookline Bancorp, Inc.	324,854	3,813,786
Dime Community Bancshares, Inc.	141,274	2,614,982
LendingTree, Inc. (a)	32,920	3,353,889
Northfield Bancorp, Inc.	212,080	3,378,434
Northwest Bancshares, Inc.	471,006	6,565,824
Oritani Financial Corp.	173,308	3,005,161
Provident Financial Services, Inc.	272,261	5,684,810
TrustCo Bank Corp.	440,805	2,891,681
Walker & Dunlop, Inc. (a)	124,330	3,672,708
Total		48,566,498
TOTAL FINANCIALS		747,161,259
HEALTH CARE 12.7%
Biotechnology 1.3%
Acorda Therapeutics, Inc. (a)	198,495	7,580,524
Emergent Biosolutions, Inc. (a)	140,209	5,281,673
Enanta Pharmaceuticals, Inc. (a)	60,690	1,911,735
Ligand Pharmaceuticals, Inc. (a)	83,700	8,962,596
MiMedx Group, Inc. (a)	459,140	4,113,894
Momenta Pharmaceuticals, Inc. (a)	290,111	5,181,383
Repligen Corp. (a)	152,460	4,334,438
Spectrum Pharmaceuticals, Inc. (a)	274,415	1,646,490
Total		39,012,733
Health Care Equipment & Supplies 4.4%
Abaxis, Inc.	98,929	5,260,055
ABIOMED, Inc. (a)	179,244	14,620,933
Analogic Corp.	57,640	4,815,822
Angiodynamics, Inc. (a)	121,980	1,451,562
Anika Therapeutics, Inc. (a)	67,790	2,844,468
Cantel Medical Corp.	165,525	10,730,986
CONMED Corp.	119,348	5,072,290
CryoLife, Inc.	117,040	1,271,054
Cynosure Inc., Class A (a)	105,176	4,423,703
Greatbatch, Inc. (a)	116,022	6,733,917
Haemonetics Corp. (a)	235,737	7,600,161
ICU Medical, Inc. (a)	66,009	7,488,061
Inogen, Inc. (a)	65,430	2,502,697
Integra LifeSciences Holdings Corp. (a)	131,759	8,262,607

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Invacare Corp.	138,362	$2,756,171
Masimo Corp. (a)	212,610	8,819,063
Meridian Bioscience, Inc.	193,250	3,781,902
Merit Medical Systems, Inc. (a)	204,598	3,963,063
Natus Medical, Inc. (a)	153,270	7,476,511
Neogen Corp. (a)	172,639	10,196,059
NuVasive, Inc. (a)	226,721	11,821,233
SurModics, Inc. (a)	59,909	1,261,684
Vascular Solutions, Inc. (a)	80,250	2,852,085
Total		136,006,087
Health Care Providers & Services 3.0%
Aceto Corp.	134,890	3,805,247
Air Methods Corp. (a)	165,650	7,238,905
Almost Family, Inc. (a)	38,214	1,619,127
Amedisys, Inc. (a)	131,014	5,317,858
AMN Healthcare Services, Inc. (a)	220,750	6,512,125
Chemed Corp.	78,378	12,108,617
Corvel Corp. (a)	48,008	1,860,310
Cross Country Healthcare, Inc. (a)	149,351	2,725,656
Ensign Group, Inc. (The)	110,124	5,238,599
ExamWorks Group, Inc. (a)	182,850	4,830,897
Hanger, Inc. (a)	163,734	2,549,338
HealthEquity, Inc. (a)	160,300	5,289,900
Healthways, Inc. (a)	144,421	1,916,467
Kindred Healthcare, Inc.	388,575	5,187,476
Landauer, Inc.	44,376	1,808,322
LHC Group, Inc. (a)	59,910	2,788,811
Magellan Health, Inc. (a)	118,506	6,239,341
PharMerica Corp. (a)	140,979	4,796,106
Providence Service Corp. (The) (a)	60,980	2,952,652
Select Medical Holdings Corp.	486,920	5,877,124
U.S. Physical Therapy, Inc.	57,880	3,058,379
Total		93,721,257
Health Care Technology 1.2%
Computer Programs & Systems, Inc.	48,701	2,372,713
HealthStream, Inc. (a)	112,869	2,711,113
HMS Holdings Corp. (a)	410,240	4,976,211
MedAssets, Inc. (a)	277,970	8,375,236
Medidata Solutions, Inc. (a)	256,172	11,740,363
Omnicell, Inc. (a)	166,345	5,016,965
Quality Systems, Inc.	203,983	3,314,724
Total		38,507,325

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services 0.6%
Affymetrix, Inc. (a)	369,781	$3,501,826
Albany Molecular Research, Inc. (a)	124,830	2,486,613
Cambrex Corp. (a)	145,343	7,794,745
Luminex Corp. (a)	177,484	3,819,456
Total		17,602,640
Pharmaceuticals 2.2%
ANI Pharmaceuticals, Inc. (a)	35,010	1,534,138
Depomed, Inc. (a)	279,410	5,431,730
Impax Laboratories, Inc. (a)	314,870	13,873,172
Lannett Co., Inc. (a)	128,430	4,746,773
Medicines Co. (The) (a)	309,317	12,994,407
Nektar Therapeutics (a)	613,240	9,603,338
Phibro Animal Health Corp., Class A	81,050	2,631,693
Prestige Brands Holdings, Inc. (a)	244,268	12,430,799
Sagent Pharmaceuticals, Inc. (a)	110,550	1,694,732
Supernus Pharmaceuticals, Inc. (a)	157,110	2,538,898
Total		67,479,680
TOTAL HEALTH CARE		392,329,722
INDUSTRIALS 17.0%
Aerospace & Defense 1.7%
AAR Corp.	154,013	3,782,559
Aerojet Rocketdyne Holdings, Inc. (a)	292,327	5,127,415
Aerovironment, Inc. (a)	95,969	2,454,887
American Science & Engineering, Inc.	33,096	1,447,619
Cubic Corp.	100,877	4,898,587
Curtiss-Wright Corp.	217,387	15,306,219
Engility Holdings, Inc.	80,156	2,773,398
Moog, Inc., Class A (a)	157,054	10,376,558
National Presto Industries, Inc.	22,477	1,954,150
Taser International, Inc. (a)	249,620	4,667,894
Total		52,789,286
Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	116,065	4,795,806
Echo Global Logistics, Inc. (a)	118,880	2,805,568
Forward Air Corp.	143,789	6,914,813
HUB Group, Inc., Class A (a)	166,617	6,419,753
UTi Worldwide, Inc. (a)	427,240	2,990,680
Total		23,926,620

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 0.8%
Allegiant Travel Co.	61,362	$10,746,327
Hawaiian Holdings, Inc. (a)	226,220	8,189,164
Republic Airways Holdings, Inc. (a)	235,790	999,749
Skywest, Inc.	234,429	4,831,582
Total		24,766,822
Building Products 1.4%
AAON, Inc.	188,429	4,656,081
American Woodmark Corp. (a)	63,260	5,187,953
Apogee Enterprises, Inc.	135,430	6,801,295
Gibraltar Industries, Inc. (a)	136,357	3,639,368
Griffon Corp.	182,395	3,308,645
PGT, Inc. (a)	225,080	2,502,890
Quanex Building Products Corp.	156,914	2,920,169
Simpson Manufacturing Co., Inc.	193,426	7,181,907
Universal Forest Products, Inc.	93,270	7,206,040
Total		43,404,348
Commercial Services & Supplies 2.9%
ABM Industries, Inc.	260,258	7,721,855
Brady Corp., Class A	221,346	5,841,321
Brink’s Co. (The)	226,300	7,282,334
Essendant, Inc.	176,074	6,377,400
G&K Services, Inc., Class A	92,469	6,164,908
Healthcare Services Group, Inc.	333,096	12,304,566
Interface, Inc.	305,089	6,065,169
Matthews International Corp., Class A	152,710	9,133,585
Mobile Mini, Inc.	210,339	7,456,518
Tetra Tech, Inc.	278,924	7,751,298
U.S. Ecology, Inc.	100,560	3,805,191
Unifirst Corp.	70,632	7,669,223
Viad Corp.	93,022	2,871,589
Total		90,444,957
Construction & Engineering 1.3%
Aegion Corp. (a)	167,878	3,700,031
Comfort Systems U.S.A., Inc.	173,963	5,521,586
Dycom Industries, Inc. (a)	157,894	13,796,778
EMCOR Group, Inc.	290,909	14,661,813
MYR Group, Inc. (a)	97,470	2,066,364
Orion Marine Group, Inc. (a)	126,208	552,791
Total		40,299,363
Electrical Equipment 1.2%
AZZ, Inc.	119,395	7,108,778
Encore Wire Corp.	96,124	4,197,735
EnerSys	214,854	12,654,901
Franklin Electric Co., Inc.	183,046	5,969,130

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
General Cable Corp.	226,640	$3,453,994
Powell Industries, Inc.	41,805	1,467,773
Vicor Corp. (a)	76,339	706,899
Total		35,559,210
Machinery 3.6%
Actuant Corp., Class A	275,554	6,822,717
Albany International Corp., Class A	133,422	5,198,121
Astec Industries, Inc.	87,317	3,518,875
Barnes Group, Inc.	238,180	9,174,694
Briggs & Stratton Corp.	203,774	3,879,857
Chart Industries, Inc. (a)	141,510	3,018,408
CIRCOR International, Inc.	76,312	3,468,381
EnPro Industries, Inc.	101,713	5,099,890
ESCO Technologies, Inc.	120,912	4,743,378
Federal Signal Corp.	289,556	4,881,914
Harsco Corp.	371,050	3,873,762
Hillenbrand, Inc.	291,585	8,832,110
John Bean Technologies Corp.	135,268	6,614,605
Lindsay Corp.	53,008	3,697,838
Lydall, Inc. (a)	78,798	2,869,823
Mueller Industries, Inc.	264,010	8,313,675
SPX Corp.	191,350	2,112,504
SPX FLOW, Inc. (a)	191,350	6,429,360
Standex International Corp.	59,168	5,287,844
Tennant Co.	84,540	5,264,306
Titan International, Inc.	201,910	876,289
Watts Water Technologies, Inc., Class A	130,765	7,258,765
Total		111,237,116
Marine 0.3%
Matson, Inc.	201,650	10,427,322
Professional Services 1.7%
CDI Corp.	67,514	461,796
Exponent, Inc.	120,090	6,200,247
Heidrick & Struggles International, Inc.	80,032	2,309,724
Insperity, Inc.	87,222	3,764,501
Kelly Services, Inc., Class A	137,069	2,306,871
Korn/Ferry International	238,917	8,792,146
Navigant Consulting, Inc. (a)	221,882	3,882,935
On Assignment, Inc. (a)	219,472	10,244,953
Resources Connection, Inc.	173,217	3,161,210
TrueBlue, Inc. (a)	194,381	5,693,419
Wageworks, Inc. (a)	166,100	$7,065,894
Total		53,883,696

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 0.8%
ArcBest Corp.	112,985	2,720,679
Celadon Group, Inc.	125,890	1,749,871
Heartland Express, Inc.	288,996	5,537,163
Knight Transportation, Inc.	286,339	7,593,710
Marten Transport Ltd.	110,580	1,999,287
Roadrunner Transportation Systems, Inc. (a)	140,040	1,543,241
Saia, Inc. (a)	115,620	2,833,846
Total		23,977,797
Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	183,821	7,839,966
DXP Enterprises, Inc. (a)	58,070	1,901,792
Kaman Corp.	125,931	5,054,870
Veritiv Corp. (a)	37,800	1,491,966
Total		16,288,594
TOTAL INDUSTRIALS		527,005,131
INFORMATION TECHNOLOGY 17.1%
Communications Equipment 1.7%
ADTRAN, Inc.	231,300	3,772,503
Bel Fuse, Inc., Class B	40,990	849,313
Black Box Corp.	71,233	805,645
CalAmp Corp. (a)	168,015	3,104,917
Comtech Telecommunications Corp.	74,677	1,645,134
Digi International, Inc. (a)	115,747	1,447,995
Harmonic, Inc. (a)	408,276	2,257,766
Ixia (a)	280,721	3,666,216
Lumentum Holdings, Inc. (a)	216,480	4,329,600
NETGEAR, Inc. (a)	148,915	6,568,641
Ruckus Wireless, Inc. (a)	406,120	4,650,074
Viasat, Inc. (a)	205,865	12,759,513
Viavi Solutions, Inc. (a)	1,090,200	6,933,672
Total		52,790,989
Electronic Equipment, Instruments & Components 4.5%
Agilysys, Inc. (a)	70,084	777,932
Anixter International, Inc. (a)	131,351	8,952,884
Badger Meter, Inc.	67,238	4,090,088
Benchmark Electronics, Inc. (a)	236,921	5,084,325
Checkpoint Systems, Inc.	195,323	1,228,582
Coherent, Inc. (a)	115,059	7,814,807
CTS Corp.	152,087	2,886,611
Daktronics, Inc.	178,443	1,547,101
DTS, Inc. (a)	79,918	2,056,290
Electro Scientific Industries, Inc.	127,443	644,862
ePlus, Inc. (a)	27,010	2,382,012

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Fabrinet (a)	139,560	$3,339,671
FARO Technologies, Inc. (a)	80,576	2,424,532
II-VI, Inc. (a)	243,923	4,541,846
Insight Enterprises, Inc. (a)	171,824	4,601,447
Itron, Inc. (a)	176,690	6,352,005
Littelfuse, Inc.	104,917	11,389,789
Mercury Systems, Inc. (a)	151,529	2,966,938
Methode Electronics, Inc.	178,251	6,431,296
MTS Systems Corp.	69,201	4,402,568
Newport Corp. (a)	183,371	3,042,125
OSI Systems, Inc. (a)	85,127	7,970,441
Park Electrochemical Corp.	94,457	1,653,942
Plexus Corp. (a)	155,834	5,797,025
Rofin-Sinar Technologies, Inc. (a)	130,559	3,752,266
Rogers Corp. (a)	86,426	4,790,593
Sanmina Corp. (a)	372,730	8,449,789
Scansource, Inc. (a)	127,935	4,915,263
SYNNEX Corp.	134,035	12,635,479
TTM Technologies, Inc. (a)	298,493	2,340,185
Total		139,262,694
Internet Software & Services 2.0%
Blucora, Inc. (a)	189,769	2,017,245
comScore, Inc. (a)	150,573	6,339,123
Constant Contact, Inc. (a)	148,980	4,661,584
DHI Group, Inc. (a)	201,085	1,874,112
j2 Global, Inc.	213,180	17,154,595
Liquidity Services, Inc. (a)	111,280	758,930
LivePerson, Inc. (a)	227,742	1,776,388
LogMeIn, Inc. (a)	115,184	8,226,441
Monster Worldwide, Inc. (a)	422,550	2,721,222
NIC, Inc.	282,705	5,770,009
QuinStreet, Inc. (a)	164,709	805,427
Stamps.com, Inc. (a)	68,750	6,968,500
XO Group, Inc. (a)	109,417	1,842,582
Total		60,916,158
IT Services 2.2%
CACI International, Inc., Class A (a)	112,089	11,238,043
Cardtronics, Inc. (a)	207,928	7,820,172
Ciber, Inc. (a)	329,869	1,164,437
CSG Systems International, Inc.	151,467	5,411,916
ExlService Holdings, Inc. (a)	153,600	7,183,872
Forrester Research, Inc.	46,490	1,517,434
Heartland Payment Systems, Inc.	170,260	13,508,428
Mantech International Corp., Class A	112,850	3,779,346
Perficient, Inc. (a)	163,493	2,857,858

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Sykes Enterprises, Inc. (a)	183,473	$5,838,111
TeleTech Holdings, Inc.	76,085	2,207,987
Virtusa Corp. (a)	125,128	6,162,554
Total		68,690,158
Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc. (a)	190,033	5,543,263
Brooks Automation, Inc.	312,659	3,486,148
Cabot Microelectronics Corp. (a)	113,207	4,750,166
Ceva, Inc. (a)	95,175	2,416,493
Cirrus Logic, Inc. (a)	294,170	9,725,260
Cohu, Inc.	114,906	1,506,418
Diodes, Inc. (a)	180,127	4,195,158
DSP Group, Inc. (a)	102,573	1,069,836
Exar Corp. (a)	222,872	1,435,296
Kopin Corp. (a)	289,789	831,694
Kulicke & Soffa Industries, Inc. (a)	338,405	3,996,563
Microsemi Corp. (a)	442,178	15,922,830
MKS Instruments, Inc.	247,296	9,117,803
Monolithic Power Systems, Inc.	168,788	11,533,284
Nanometrics, Inc. (a)	111,930	1,764,017
Power Integrations, Inc.	134,854	6,971,952
Rambus, Inc. (a)	540,960	6,453,653
Rudolph Technologies, Inc. (a)	146,475	2,084,339
Semtech Corp. (a)	307,790	6,186,579
Tessera Technologies, Inc.	226,954	7,228,485
Ultratech, Inc. (a)	126,774	2,105,716
Veeco Instruments, Inc. (a)	188,965	3,864,334
Total		112,189,287
Software 2.5%
Blackbaud, Inc.	217,160	13,416,145
Bottomline Technologies de, Inc. (a)	180,422	5,576,844
Ebix, Inc.	124,508	4,670,295
EPIQ Systems, Inc.	148,785	2,013,061
Interactive Intelligence Group, Inc. (a)	80,295	2,766,966
MicroStrategy, Inc., Class A (a)	43,219	7,492,878
Monotype Imaging Holdings, Inc.	184,161	4,867,375
Progress Software Corp. (a)	231,633	5,556,876
Rovi Corp. (a)	402,170	4,749,628
Synchronoss Technologies, Inc. (a)	182,888	7,200,300
Take-Two Interactive Software, Inc. (a)	395,648	13,994,070
Tangoe, Inc. (a)	172,770	1,485,822
VASCO Data Security International, Inc. (a)	137,363	2,565,941
Total		76,356,201

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 0.6%
Electronics for Imaging, Inc. (a)	219,188	$10,757,747
QLogic Corp. (a)	406,030	5,237,787
Super Micro Computer, Inc. (a)	168,602	4,140,865
Total		20,136,399
TOTAL INFORMATION TECHNOLOGY		530,341,886
MATERIALS 4.5%
Chemicals 2.1%
A. Schulman, Inc.	135,693	4,696,335
American Vanguard Corp.	119,051	1,876,244
Balchem Corp.	145,792	9,985,294
Calgon Carbon Corp.	242,606	4,102,467
Flotek Industries, Inc. (a)	248,355	2,836,214
FutureFuel Corp.	105,330	1,508,325
H.B. Fuller Co.	234,023	9,316,456
Hawkins, Inc.	44,427	1,821,507
Innophos Holdings, Inc.	91,050	2,706,006
Innospec, Inc.	111,880	6,533,792
Intrepid Potash, Inc. (a)	261,130	937,457
Koppers Holdings, Inc.	95,212	2,173,690
Kraton Performance Polymers, Inc. (a)	145,235	3,231,479
LSB Industries, Inc. (a)	90,815	645,695
Quaker Chemical Corp.	61,783	5,265,765
Rayonier Advanced Materials, Inc.	198,670	2,227,091
Stepan Co.	84,709	4,409,950
Tredegar Corp.	115,048	1,813,156
Total		66,086,923
Construction Materials 0.2%
Headwaters, Inc. (a)	342,253	6,560,990
Containers & Packaging 0.1%
Myers Industries, Inc.	106,269	1,647,170
Metals & Mining 0.8%
AK Steel Holding Corp. (a)	823,865	1,960,799
Century Aluminum Co. (a)	229,474	855,938
Globe Specialty Metals, Inc.	300,663	3,057,743
Haynes International, Inc.	57,664	2,254,662
Kaiser Aluminum Corp.	79,809	6,841,227
Materion Corp.	93,229	2,705,506
Olympic Steel, Inc.	42,304	476,343
Stillwater Mining Co. (a)	560,123	5,242,751
SunCoke Energy, Inc.	302,377	1,142,985

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
TimkenSteel Corp.	177,370	$1,810,948
Total		26,348,902
Paper & Forest Products 1.3%
Boise Cascade Co. (a)	181,560	5,682,828
Clearwater Paper Corp. (a)	82,361	4,020,040
Deltic Timber Corp.	51,460	3,373,718
KapStone Paper and Packaging Corp.	396,888	9,632,472
Neenah Paper, Inc.	77,525	5,153,087
PH Glatfelter Co.	200,869	3,573,459
Schweitzer-Mauduit International, Inc.	141,187	5,904,440
Wausau Paper Corp.	192,570	1,971,917
Total		39,311,961
TOTAL MATERIALS		139,955,946
TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.8%
8x8, Inc. (a)	410,450	4,843,310
Atlantic Tele-Network, Inc.	49,784	3,916,508
Cincinnati Bell, Inc. (a)	972,234	3,665,322
Consolidated Communications Holdings, Inc.	234,000	5,098,860
General Communication, Inc., Class A (a)	139,212	2,891,433
Iridium Communications, Inc. (a)	373,500	3,051,495
Lumos Networks Corp.	106,094	1,250,848
Total		24,717,776
Wireless Telecommunication Services 0.1%
Spok Holdings, Inc.	99,649	1,840,517
TOTAL TELECOMMUNICATION SERVICES		26,558,293
UTILITIES 4.2%
Electric Utilities 1.0%
Allete, Inc.	210,991	10,749,991
El Paso Electric Co.	187,275	7,238,179
UIL Holdings Corp.	262,227	13,334,243
Total		31,322,413

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 2.3%
Laclede Group, Inc. (The)	200,707	$11,713,261
New Jersey Resources Corp.	396,126	11,903,586
Northwest Natural Gas Co.	126,765	6,186,132
Piedmont Natural Gas Co., Inc.	366,933	21,337,154
South Jersey Industries, Inc.	317,546	7,290,856
Southwest Gas Corp.	218,007	12,225,833
Total		70,656,822
Multi-Utilities 0.7%
Avista Corp.	288,604	9,988,584
NorthWestern Corp.	218,032	11,889,285
Total		21,877,869
Water Utilities 0.2%
American States Water Co.	172,524	7,216,679
TOTAL UTILITIES		131,073,783
Total Common Stocks (Cost: $2,233,733,001)		$3,084,478,111

Rights —%
INFORMATION TECHNOLOGY —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc. (a)(b)(c)(d)	112,391	$—
TOTAL INFORMATION TECHNOLOGY		—
Total Rights (Cost: $—)		$—

	Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.184% (e)(f)	29,664,522	$29,664,522
Total Money Market Funds (Cost: $29,664,522)		$29,664,522
Total Investments
(Cost: $2,263,397,523) (g)		$3,114,142,633(h)
Other Assets & Liabilities, Net		(17,710,190)
Net Assets		$3,096,432,443

At November 30, 2015, cash totaling $1,431,000 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at November 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Russell 2000 Mini	146	USD	17,460,140	12/2015	1,309,883	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at November 30, 2015 was $0. Information concerning such security holdings at November 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Gerber Scientific, Inc.	08-22-2011	—

(c)	Negligible market value.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $0.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	69,923,613	416,326,918	(456,586,009)	29,664,522	90,082	29,664,522

(g)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $2,263,398,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,038,496,000
Unrealized Depreciation	(187,751,000)
Net Unrealized Appreciation	$850,745,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	416,304,240	—	—	416,304,240
Consumer Staples	86,338,320	—	—	86,338,320
Energy	87,409,531	—	—	87,409,531
Financials	747,161,259	—	—	747,161,259
Health Care	392,329,722	—	—	392,329,722
Industrials	527,005,131	—	—	527,005,131
Information Technology	530,341,886	—	—	530,341,886
Materials	139,955,946	—	—	139,955,946
Telecommunication Services	26,558,293	—	—	26,558,293
Utilities	131,073,783	—	—	131,073,783
Total Common Stocks	3,084,478,111	—	—	3,084,478,111
Rights
Information Technology	—	—	0(a)	0(a)
Money Market Funds	—	29,664,522	—	29,664,522
Total Investments	3,084,478,111	29,664,522	0(a)	3,114,142,633
Derivatives
Assets
Futures Contracts	1,309,883	—	—	1,309,883
Total	3,085,787,994	29,664,522	0(a)	3,115,452,516

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	69,923,613	69,923,613	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Small Cap Value Fund II

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.5%
CONSUMER DISCRETIONARY 11.8%
Auto Components 1.8%
Tenneco, Inc. (a)	250,000	$13,470,000
Tower International, Inc.	465,873	14,283,666
Total		27,753,666
Diversified Consumer Services 0.8%
Nord Anglia Education, Inc. (a)	630,000	13,374,900
Hotels, Restaurants & Leisure 1.5%
Bloomin’ Brands, Inc.	325,000	5,625,750
Penn National Gaming, Inc. (a)	600,000	9,570,000
Red Robin Gourmet Burgers, Inc. (a)	131,000	8,839,880
Total		24,035,630
Household Durables 2.1%
CalAtlantic Group, Inc. (a)	356,685	15,016,439
Helen of Troy Ltd. (a)	175,000	18,096,750
Total		33,113,189
Media 2.1%
AMC Entertainment Holdings, Inc., Class A	335,000	8,512,350
EW Scripps Co. (The), Class A	174,570	3,830,066
Media General, Inc. (a)	450,323	6,993,516
Sinclair Broadcast Group, Inc., Class A	390,100	13,692,510
Total		33,028,442
Multiline Retail 0.6%
JCPenney Co., Inc. (a)	1,170,000	9,324,900
Specialty Retail 2.4%
American Eagle Outfitters, Inc.	1,010,000	15,725,700
Children’s Place, Inc. (The)	144,000	6,958,080
Guess?, Inc.	356,500	7,019,485
TravelCenters of America LLC (a)	786,400	7,816,816
Total		37,520,081
Textiles, Apparel & Luxury Goods 0.5%
Sequential Brands Group, Inc. (a)	830,000	7,428,500
TOTAL CONSUMER DISCRETIONARY		185,579,308
CONSUMER STAPLES 3.2%
Food & Staples Retailing 1.8%
Performance Food Group Co. (a)	465,000	10,755,450
SpartanNash Co.	388,000	8,388,560
SUPERVALU, Inc. (a)	1,350,000	9,072,000
Total		28,216,010

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 1.2%
TreeHouse Foods, Inc. (a)	218,000	$18,848,280
Personal Products 0.2%
Nu Skin Enterprises, Inc., Class A	115,000	4,010,050
TOTAL CONSUMER STAPLES		51,074,340
ENERGY 5.1%
Energy Equipment & Services 1.6%
Patterson-UTI Energy, Inc.	841,400	13,647,508
Rowan Companies PLC, Class A	535,000	10,876,550
Total		24,524,058
Oil, Gas & Consumable Fuels 3.5%
Aegean Marine Petroleum Network, Inc.	669,600	6,307,632
Carrizo Oil & Gas, Inc. (a)	185,000	7,470,300
Matador Resources Co. (a)	580,000	14,906,000
Parsley Energy, Inc., Class A (a)	498,000	9,785,700
PDC Energy, Inc. (a)	135,000	7,626,150
Teekay Tankers Ltd., Class A	1,425,000	10,032,000
Total		56,127,782
TOTAL ENERGY		80,651,840
FINANCIALS 38.4%
Banks 20.2%
Ameris Bancorp	440,000	15,043,600
Bank of the Ozarks, Inc.	260,000	14,112,800
Cathay General Bancorp	375,000	12,870,000
Community Bank System, Inc.	493,000	21,263,090
Customers Bancorp, Inc. (a)	475,000	14,725,000
FirstMerit Corp.	840,000	16,993,200
Hilltop Holdings, Inc. (a)	600,000	13,386,000
Independent Bank Corp.	435,000	22,506,900
LegacyTexas Financial Group, Inc.	310,000	9,458,100
PrivateBancorp, Inc.	485,000	21,393,350
Prosperity Bancshares, Inc.	125,000	6,926,250
Renasant Corp.	575,000	21,004,750
Sandy Spring Bancorp, Inc.	575,000	16,893,500
Sterling Bancorp	1,350,000	23,679,000
Umpqua Holdings Corp.	760,000	13,619,200
Union Bankshares Corp.	750,000	20,137,500
Western Alliance Bancorp (a)	625,000	24,243,750
Wilshire Bancorp, Inc.	1,352,400	16,688,616

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Wintrust Financial Corp.	275,000	$14,473,250
Total		319,417,856
Capital Markets 1.1%
Triplepoint Venture Growth BDC Corp.	280,722	3,464,109
Virtu Financial, Inc. Class A	609,414	13,559,462
Total		17,023,571
Insurance 6.7%
American Equity Investment Life Holding Co.	540,000	14,477,400
AMERISAFE, Inc.	395,000	21,266,800
Amtrust Financial Services, Inc.	210,000	13,127,100
Argo Group International Holdings Ltd.	349,573	22,208,373
CNO Financial Group, Inc.	850,000	17,195,500
First American Financial Corp.	450,000	17,748,000
Total		106,023,173
Real Estate Investment Trusts (REITs) 8.6%
American Assets Trust, Inc.	466,100	18,555,441
Brandywine Realty Trust	771,845	10,620,587
CubeSmart	674,900	19,653,088
First Industrial Realty Trust, Inc.	745,000	17,023,250
Highwoods Properties, Inc.	355,000	15,463,800
Kilroy Realty Corp.	168,000	11,210,640
LaSalle Hotel Properties	225,000	6,347,250
Mack-Cali Realty Corp.	457,000	10,739,500
PS Business Parks, Inc.	115,000	10,168,300
RLJ Lodging Trust	278,000	6,783,200
Sun Communities, Inc.	133,000	8,891,050
Total		135,456,106
Thrifts & Mortgage Finance 1.8%
EverBank Financial Corp.	871,000	15,033,460
MGIC Investment Corp. (a)	760,000	7,250,400
Radian Group, Inc.	480,000	6,840,000
Total		29,123,860
TOTAL FINANCIALS		607,044,566
HEALTH CARE 6.2%
Health Care Equipment & Supplies 0.8%
Globus Medical, Inc., Class A (a)	477,000	12,941,010
Health Care Providers & Services 3.9%
LHC Group, Inc. (a)	320,000	14,896,000
LifePoint Health, Inc. (a)	130,000	9,309,300
PharMerica Corp. (a)	560,000	19,051,200

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
VCA, Inc. (a)	333,800	$18,369,014
Total		61,625,514
Health Care Technology 0.4%
MedAssets, Inc. (a)	200,000	6,026,000
Life Sciences Tools & Services 0.5%
PAREXEL International Corp. (a)	120,000	8,142,000
Pharmaceuticals 0.6%
Catalent, Inc. (a)	310,000	8,633,500
TOTAL HEALTH CARE		97,368,024
INDUSTRIALS 12.8%
Aerospace & Defense 0.2%
Esterline Technologies Corp. (a)	31,087	2,955,752
Airlines 1.2%
Alaska Air Group, Inc.	116,900	9,320,437
Skywest, Inc.	457,000	9,418,770
Total		18,739,207
Commercial Services & Supplies 3.1%
ABM Industries, Inc.	375,000	11,126,250
Deluxe Corp.	253,000	14,838,450
Steelcase, Inc., Class A	559,900	11,198,000
West Corp.	500,000	12,750,000
Total		49,912,700
Construction & Engineering 1.8%
EMCOR Group, Inc.	335,000	16,884,000
MasTec, Inc. (a)	585,000	11,951,550
Total		28,835,550
Electrical Equipment 0.6%
Franklin Electric Co., Inc.	274,000	8,935,140
Machinery 2.6%
Actuant Corp., Class A	365,000	9,037,400
Barnes Group, Inc.	280,000	10,785,600
Trinity Industries, Inc.	445,000	12,081,750
Wabash National Corp. (a)	753,000	9,766,410
Total		41,671,160

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services 1.4%
On Assignment, Inc. (a)	232,000	$10,829,760
TrueBlue, Inc. (a)	380,000	11,130,200
Total		21,959,960
Road & Rail 0.4%
Swift Transportation Co. (a)	360,000	5,749,200
Trading Companies & Distributors 1.5%
Beacon Roofing Supply, Inc. (a)	425,000	18,177,250
Neff Corp. Class A (a)(b)	714,047	5,933,730
Total		24,110,980
TOTAL INDUSTRIALS		202,869,649
INFORMATION TECHNOLOGY 9.3%
Electronic Equipment, Instruments & Components 2.3%
II-VI, Inc. (a)	825,000	15,361,500
Rogers Corp. (a)	160,000	8,868,800
SYNNEX Corp.	128,000	12,066,560
Total		36,296,860
IT Services 1.0%
Leidos Holdings, Inc.	109,700	6,354,921
Science Applications International Corp.	168,000	8,440,320
Total		14,795,241
Semiconductors & Semiconductor Equipment 4.0%
Cypress Semiconductor Corp.	1,175,000	12,713,500
Fairchild Semiconductor International, Inc. (a)	925,000	18,074,500
Integrated Device Technology, Inc. (a)	410,000	11,496,400
IXYS Corp.	675,000	8,592,750
Kulicke & Soffa Industries, Inc. (a)	1,050,000	12,400,500
Total		63,277,650
Software 1.4%
AVG Technologies NV (a)	350,000	7,381,500
Take-Two Interactive Software, Inc. (a)	420,000	14,855,400
Total		22,236,900
Technology Hardware, Storage & Peripherals 0.6%
Super Micro Computer, Inc. (a)	395,000	9,701,200
TOTAL INFORMATION TECHNOLOGY		146,307,851

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 4.7%
Chemicals 1.6%
Cabot Corp.	164,589	$7,166,205
Huntsman Corp.	923,000	11,555,960
Orion Engineered Carbons SA	571,342	7,187,482
Total		25,909,647
Construction Materials 0.5%
US Concrete, Inc. (a)	135,000	7,928,550
Metals & Mining 1.5%
Carpenter Technology Corp.	350,000	12,579,000
Materion Corp.	365,000	10,592,300
Total		23,171,300
Paper & Forest Products 1.1%
Neenah Paper, Inc.	268,553	17,850,718
TOTAL MATERIALS		74,860,215
UTILITIES 4.0%
Gas Utilities 2.8%
New Jersey Resources Corp.	485,000	14,574,250
South Jersey Industries, Inc.	531,630	12,206,225
Southwest Gas Corp.	300,000	16,824,000
Total		43,604,475
Multi-Utilities 1.2%
Avista Corp.	570,000	19,727,700
TOTAL UTILITIES		63,332,175
Total Common Stocks (Cost: $1,130,241,648)		$1,509,087,968

	Shares	Value

Money Market Funds 5.2%
Columbia Short-Term Cash Fund, 0.184% (b)(c)	82,856,854	$82,856,854
Total Money Market Funds (Cost: $82,856,854)		$82,856,854
Total Investments
(Cost: $1,213,098,502) (d)		$1,591,944,822(e)
Other Assets & Liabilities, Net		(10,838,018)
Net Assets		$1,581,106,804

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	67,987,849	443,547,348	(428,678,343)	—	82,856,854	49,289	82,856,854
Neff Corp. Class A	11,210,205	—	(379,738)	(119,762)	10,710,705	—	5,933,730
Total	79,198,054	443,547,348	(429,058,081)	(119,762)	93,567,559	49,289	88,790,584

(c)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(d)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $1,213,099,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$423,787,000
Unrealized Depreciation	(44,941,000)
Net Unrealized Appreciation	$378,846,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	185,579,308	—	—	185,579,308
Consumer Staples	51,074,340	—	—	51,074,340
Energy	80,651,840	—	—	80,651,840
Financials	607,044,566	—	—	607,044,566
Health Care	97,368,024	—	—	97,368,024
Industrials	202,869,649	—	—	202,869,649
Information Technology	146,307,851	—	—	146,307,851
Materials	74,860,215	—	—	74,860,215
Utilities	63,332,175	—	—	63,332,175
Total Common Stocks	1,509,087,968	—	—	1,509,087,968
Money Market Funds	—	82,856,854	—	82,856,854
Total Investments	1,509,087,968	82,856,854	—	1,591,944,822

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	67,987,849	67,987,849	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 21, 2016